         As filed with the Securities and Exchange Commission on August 27, 2003

                                            Registration Nos. 33-54748, 811-7346

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No.      [ ]
                                                  ----


                      Post-Effective Amendment No. 61 [X]


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]


                             Amendment No. 61 [X]


                        (Check appropriate box or boxes)

                             The Munder Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

             480 Pierce Street, Birmingham, Michigan    48009
            (Address of Principal Executive Offices)  (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.


It is proposed that this filing will become effective: (check appropriate box)

               [X] Immediately upon filing pursuant to paragraph (b)
               [ ] On               pursuant to paragraph (b)
                      -------------
               [ ] 60 days after filing pursuant to paragraph (a)(1)
               [ ] On               pursuant to paragraph (a)(1)
                      -------------
               [ ] 75 days after filing pursuant to paragraph (a)(2)
               [ ] On               pursuant to paragraph (a)(2) of Rule 485.
                      -------------


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                         MUNDER MICRO-CAP EQUITY FUND
                           CLASS A, B, C & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

On August 12, 2003, the Board of Directors of The Munder Funds, Inc., on behalf of the Munder Micro-Cap Equity Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares. The Prospectus for Class A, B, C & Y shares of the Micro-Cap Equity Fund is hereby amended as follows:

1. References on the front cover and page 1 of the Prospectus to Class A, B, C & Y Shares are revised to read Class A, B, C, R & Y Shares.

2. In the section entitled PERFORMANCE, which begins on page 3 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B, Class C and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

   In addition, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Micro-Cap Equity Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997     71.60
1998     (5.88)
1999     75.00
2000    (13.69)
2001     16.61
2002    (21.73)

Year-to-date through 6/30/03: 18.79%

Best Quarter:    47.89% (quarter ended 12/31/99)
Worst Quarter: (28.33)% (quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                             1 Year  5 Years Inception
                                                                               %        %     %/(1)/
CLASS Y
 Return Before Taxes                                                         (21.73)  5.41     14.52
 Return After Taxes on Distributions                                         (21.73)  5.03     13.88
 Return After Taxes on Distributions and Sale of Fund Shares                 (13.34)  4.29     11.98
 Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                     (8.50)  6.36      9.30

SUPMICRO803

                                                                                                        Since
                                                                                      1 Year  5 Years Inception
                                                                                        %        %     %/(1)/
CLASS A
  Return Before Taxes                                                                 (26.29)  3.97     13.18
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees, expenses or taxes)   (8.50)  6.36      9.30
CLASS B
  Return Before Taxes                                                                 (26.40)  4.02     11.89
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees, expenses or taxes)   (8.50)  6.36      8.95
CLASS C
  Return Before Taxes                                                                 (23.29)  4.36     13.82
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees, expenses or taxes)   (8.50)  6.36      9.97

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 12/26/96, 2/24/97 and 3/31/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 1/1/97, 3/1/97 and 4/1/97, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all publicly traded U.S. companies, excluding REITs and limited partnerships.

3. Following the table entitled AVERAGE ANNUAL RETURNS on page 4 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B, Class C and Class R shares will vary from those shown.
4. The following language is a part of, and is incorporated into, the section entitled FEES & EXPENSES on page 5 of the Prospectus:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price)                    None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or
  redemption proceeds)                                                                         None
Maximum Sales Charge (load) imposed on Reinvested Dividends                                    None
Redemption Fees                                                                                None
Exchange Fees                                                                                  None

                                                                                             Class R
ANNUAL FUND OPERATING EXPENSES                                                               Shares
paid from Fund assets (as a % of net assets)                                                 -------
Management Fees                                                                                1.00%
Distribution and/or Service (12b-1) Fees (1)                                                   1.00%
Other Expenses (2)(3)                                                                          0.42%
                                                                                              -----
Total Annual Fund Operating Expenses (2)                                                       2.42%
Less Contractual Fee Waiver (3)                                                               (0.01)%
                                                                                              -----
Net Expenses (3)                                                                               2.41%
                                                                                              =====

--------------------------------------------------------------------------------
(1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.
(3)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $245
                                3 Years  $755

5. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing in the section entitled FEES & EXPENSES, which begins on page 5 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

6. The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES, which begins on page 9 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class C, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

7. The first paragraph of the section entitled YOUR INVESTMENT -- SHARE CLASS SELECTION on page 10 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class C, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

8. Under the section entitled YOUR INVESTMENT-- SHARE CLASS SELECTION-- Class B Shares, on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The section entitled YOUR INVESTMENT -- SHARE CLASS SELECTION, which begins on page 10 of the Prospectus, is hereby supplemented with the following:

   Class R Shares
   (Eligible Investors Only)

   --No front-end sales charge. All your money goes to work for you right away. --Lower annual expenses than Class B and Class C shares.

10.The first paragraph in the section entitled DISTRIBUTION AND SERVICE FEES --
   12B-1 FEES on page 13 of the Prospectus is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class C and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

11.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

MICRO-CAP EQUITY FUND(a)                          Period Ended      Year       Year       Year       Year       Year
(CLASS A)                                         12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A       Class A    Class A    Class A    Class A    Class A
                                                  ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 25.12       $ 25.38    $ 28.80    $ 18.16     $17.00    $ 12.81
                                                    -------       -------    -------    -------     ------    -------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.09)        (0.27)     (0.31)     (0.32)     (0.18)     (0.17)
Net realized and unrealized gain/(loss) on
 investments.....................................     (4.84)         0.01      (2.10)     10.96       1.64       5.00
                                                    -------       -------    -------    -------     ------    -------
Total from investment operations.................     (4.93)        (0.26)     (2.41)     10.64       1.46       4.83
                                                    -------       -------    -------    -------     ------    -------
Less distributions:
Distributions from net realized gains............        --            --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized gains....        --            --      (0.01)        --         --         --
                                                    -------       -------    -------    -------     ------    -------
Total distributions..............................        --            --      (1.01)        --      (0.30)     (0.64)
                                                    -------       -------    -------    -------     ------    -------
Net asset value, end of period...................   $ 20.19       $ 25.12    $ 25.38    $ 28.80     $18.16    $ 17.00
                                                    =======       =======    =======    =======     ======    =======
Total return (b).................................    (19.66)%       (0.99)%    (8.43)%    58.59%      9.10%     38.01%
                                                    =======       =======    =======    =======     ======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $53,862       $56,222    $34,017    $35,960     $9,844    $10,821
Ratio of operating expenses to average net
 assets..........................................      1.89%(d)      1.66%      1.65%      1.68%      1.53%      1.53%
Ratio of net investment loss to average net
 assets..........................................     (0.94)%(d)    (1.12)%    (1.28)%    (1.23)%    (1.21)%    (0.97)%
Portfolio turnover rate..........................        29%          118%       142%       187%       184%       172%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements..................................      1.90%(d)      1.67%      1.65%      1.68%      1.64%      1.78%

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class A Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MICRO-CAP EQUITY FUND(a)                                  Period Ended      Year       Year       Year       Year       Year
(CLASS B)                                                 12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                          (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                            Class B       Class B    Class B    Class B    Class B    Class B
                                                          ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.....................   $ 24.10       $ 24.52    $ 28.02    $ 17.84    $ 16.83    $ 12.79
                                                            -------       -------    -------    -------    -------    -------
Income/(Loss) from investment operations:
Net investment loss......................................     (0.16)        (0.43)     (0.47)     (0.50)     (0.28)     (0.29)
Net realized and unrealized gain/(loss) on investments...     (4.64)         0.01      (2.02)     10.68       1.59       4.97
                                                            -------       -------    -------    -------    -------    -------
Total from investment operations.........................     (4.80)        (0.42)     (2.49)     10.18       1.31       4.68
                                                            -------       -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized gains....................        --            --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized gains............        --            --      (0.01)        --         --         --
                                                            -------       -------    -------    -------    -------    -------
Total distributions......................................        --            --      (1.01)        --      (0.30)     (0.64)
                                                            -------       -------    -------    -------    -------    -------
Net asset value, end of period...........................   $ 19.30       $ 24.10    $ 24.52    $ 28.02    $ 17.84    $ 16.83
                                                            =======       =======    =======    =======    =======    =======
Total return (b).........................................    (19.95)%       (1.67)%    (8.97)%    57.06%      8.29%     36.87%
                                                            =======       =======    =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $37,290       $49,062    $40,095    $45,480    $13,811    $15,965
Ratio of operating expenses to average net assets........      2.64%(d)      2.41%      2.40%      2.43%      2.28%      2.28%
Ratio of net investment loss to average net assets.......     (1.69)%(d)    (1.87)%    (2.03)%    (1.98)%    (1.96)%    (1.72)%
Portfolio turnover rate..................................        29%          118%       142%       187%       184%       172%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      2.65%(d)      2.42%      2.40%      2.43%      2.39%      2.53%

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class B Shares commenced operations on February 24, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MICRO-CAP EQUITY FUND(a)                                  Period Ended      Year       Year       Year       Year       Year
(CLASS C)                                                 12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                          (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                            Class C       Class C    Class C    Class C    Class C    Class C
                                                          ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.....................   $ 24.11       $ 24.53    $ 28.03    $ 17.85     $16.84     $12.79
                                                            -------       -------    -------    -------     ------     ------
Income/(Loss) from investment operations:
Net investment loss......................................     (0.16)        (0.44)     (0.47)     (0.50)     (0.28)     (0.29)
Net realized and unrealized gain/(loss) on investments...     (4.64)         0.02      (2.02)     10.68       1.59       4.98
                                                            -------       -------    -------    -------     ------     ------
Total from investment operations.........................     (4.80)        (0.42)     (2.49)     10.18       1.31       4.69
                                                            -------       -------    -------    -------     ------     ------
Less distributions:
Distributions from net realized gains....................        --            --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized gains............        --            --      (0.01)        --         --         --
                                                            -------       -------    -------    -------     ------     ------
Total distributions......................................        --            --      (1.01)        --      (0.30)     (0.64)
                                                            -------       -------    -------    -------     ------     ------
Net asset value, end of period...........................   $ 19.31       $ 24.11    $ 24.53    $ 28.03     $17.85     $16.84
                                                            =======       =======    =======    =======     ======     ======
Total return (b).........................................    (19.94)%       (1.67)%    (8.93)%    56.97%      8.29%     36.95%
                                                            =======       =======    =======    =======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $23,038       $28,050    $19,276    $20,588     $6,333     $7,441
Ratio of operating expenses to average net assets........      2.64%(d)      2.41%      2.40%      2.43%      2.28%      2.28%
Ratio of net investment loss to average net assets.......     (1.69)%(d)    (1.87)%    (2.03)%    (1.98)%    (1.96)%    (1.72)%
Portfolio turnover rate..................................        29%          118%       142%       187%       184%       172%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      2.65%(d)      2.42%      2.40%      2.43%      2.39%      2.53%

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class C Shares commenced operations on
   March 31, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MICRO-CAP EQUITY FUND(a)                          Period Ended      Year       Year       Year       Year       Year
(CLASS Y)                                         12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class Y       Class Y    Class Y    Class Y    Class Y    Class Y
                                                  ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 25.46       $ 25.63    $ 28.97    $ 18.27    $ 17.05    $ 12.83
                                                    -------       -------    -------    -------    -------    -------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.07)        (0.21)     (0.25)     (0.25)     (0.14)     (0.13)
Net realized and unrealized gain/(loss) on
 investments.....................................     (4.90)         0.04      (2.08)     10.95       1.66       4.99
                                                    -------       -------    -------    -------    -------    -------
Total from investment operations.................     (4.97)        (0.17)     (2.33)     10.70       1.52       4.86
                                                    -------       -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized gains............        --            --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized gains....        --            --      (0.01)        --         --         --
                                                    -------       -------    -------    -------    -------    -------
Total distributions..............................        --            --      (1.01)        --      (0.30)     (0.64)
                                                    -------       -------    -------    -------    -------    -------
Net asset value, end of period...................   $ 20.49       $ 25.46    $ 25.63    $ 28.97    $ 18.27    $ 17.05
                                                    =======       =======    =======    =======    =======    =======
Total return (b).................................    (19.52)%       (0.66)%    (8.10)%    58.57%      9.43%     38.19%
                                                    =======       =======    =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $ 9,634       $13,515    $12,560    $22,737    $17,543    $15,337
Ratio of operating expenses to average net
 assets..........................................      1.64%(d)      1.41%      1.40%      1.43%      1.28%      1.28%
Ratio of net investment loss to average net
 assets..........................................     (0.69)%(d)    (0.87)%    (1.03)%    (1.02)%    (0.94)%    (0.72)%
Portfolio turnover rate..........................        29%          118%       142%       187%       184%       172%
Ratio of operating expenses to average net assets
 without expense waivers and reimbursements......      1.65%(d)      1.42%      1.40%      1.43%      1.39%      1.53%

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

12.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

13.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plan, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

14.The section entitled PURCHASE INFORMATION -- POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

15.Under the section entitled PURCHASE INFORMATION -- POLICIES FOR PURCHASING
   SHARES -- Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

16.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION -- POLICIES FOR REDEEMING SHARES -- Short-Term Trading Fee, which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

17.The second paragraph of the section entitled REDEMPTION INFORMATION --
   POLICIES FOR REDEEMING SHARES -- Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

18.Under the section entitled ADDITIONAL POLICES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

19.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class C, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

A revised Statement of Additional Information is available whithout charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder Micro-Cap Equity Fund
-------------------------------------------------------------------

CLASS A, B, C & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

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[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                     U.S. Treasury Money Market

       TABLE OF CONTENTS


      MUNDER MICRO-CAP EQUITY FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             3
             Fees and Expenses                                       5
             Glossary                                                6

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       7
             Other Investment Strategies and Risks                   8

      YOUR INVESTMENT
             Purchasing Shares                                       9
             Exchanging Shares                                       10
             Redeeming Shares                                        10
             Share Class Selection                                   10

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 11
             CDSCs                                                   12

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              13
             Other Information                                       13

      VALUING FUND SHARES                                            13

      DISTRIBUTIONS                                                  14

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  15
             Taxes on Sales or Exchanges                             15
             Other Considerations                                    16

      MANAGEMENT OF THE FUND
             Investment Advisor                                      16
             Portfolio Managers                                      16

      FINANCIAL HIGHLIGHTS                                           17

      SHAREHOLDER GUIDE
             How to Reach the Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases, Exchanges and
               Redemption                                            S-10
             Shareholder Privileges                                  S-11

Munder Micro-Cap Equity Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------

Goal

The Fund's goal is to provide capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of micro-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Micro-capitalization companies are those companies with a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. Based on the most recent data available at printing, such capitalizations are approximately $282 million or less, considerably less than the market capitalization of typical S&P 500 companies.

The Fund focuses on undiscovered, small-sized, emerging growth companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for companies that have strong potential for consistent earnings growth due to:

 - the development of a superior technology or product and solid management; or
 - changes in technology, regulations and long-term economic trends.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of foreign companies and larger capitalization companies. The Fund may invest without limit in initial public offerings (IPOs) of micro-capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may engage in short-term trading of portfolio securities.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Growth Investing Risk
  The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

- Small Company Stock Risk
  The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

- IPO Risk
  Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

- Foreign Securities Risk
  Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards.

- Short-Term Trading Risk
  Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Fund's performance.
                                                                    PERFORMANCE
             -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class C shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Micro-Cap Equity Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997    71.60
1998    (5.88)
1999    75.00
2000   (13.69)
2001    16.61

                     YTD through 9/30/02 (26.89%)

                     Best Quarter        Q4  1999   47.89%
                     Worst Quarter       Q3  1998  (28.33%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                    Since
                                                                   1 Year 5 Years Inception
                                                                     %       %     %/(1)/
CLASS Y
  Return Before Taxes                                              16.61   23.33    23.54
  Return After Taxes on Distributions                              16.61   22.51    22.72
  Return After Taxes on Distributions and Sale of Fund Shares      10.12   19.47    19.66
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              24.08   13.06    13.07
CLASS A
  Return Before Taxes                                               9.94   21.67    21.89
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              24.08   13.06    13.07
CLASS B
  Return Before Taxes                                              10.43     N/A    20.62
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              24.08   13.06    12.96
CLASS C
  Return Before Taxes                                              14.42     N/A    23.41
  Wilshire Micro-Cap Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              24.08   13.06    14.31

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 12/26/96, 2/24/97 and 3/31/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are from 1/1/97, 1/1/97, 3/1/97 and 4/1/97, respectively.
(2)The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all publicly traded U.S. companies, excluding REITs and limited partnerships.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares; after-tax returns for the Class A, Class B and Class C shares will vary.

                                                                FEES & EXPENSES
             -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                               Class A  Class B  Class C  Class Y
SHAREHOLDER FEES                               Shares   Shares   Shares   Shares
paid directly from your investment             -------  -------  -------  -------
Maximum Sales Charge (load) imposed on
 purchases (as a % of offering price)           5.5%(a)   None     None    None
Maximum Deferred Sales Charge (load) (as a
 % of the lesser of original purchase price or
 redemption proceeds)                           None(b)   5%(c)    1%(d)   None
Maximum Sales Charge (load) Imposed on
 Reinvested Dividends                            None     None     None    None
Redemption Fees                                  2%(e)    2%(e)    2%(e)   None
Exchange Fees                                    None     None     None    None

ANNUAL FUND OPERATING EXPENSES                 Class A  Class B  Class C  Class Y
paid from Fund assets (as a % of net           Shares   Shares   Shares   Shares
assets)                                        -------  -------  -------  -------
Management Fees                                  1.00%    1.00%    1.00%   1.00%
Distribution and/or Service (12b-1) Fees         0.25%    1.00%    1.00%   0.00%
Other Expenses (1)                               0.42%    0.42%    0.42%   0.42%
                                                ----     ----     ----    -------
Total Annual Fund Operating Expenses             1.67%    2.42%    2.42%   1.42%
Less Contractual Fee Waivers (1)                (0.01)%  (0.01)%  (0.01)% (0.01)%
                                                ----     ----     ----    -------
Net Expenses (1)                                 1.66%    2.41%    2.41%   1.41%
                                                ====     ====     ====    =======

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)A short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of Class A, Class B or Class C shares of the Fund.
(1)Effective March 1, 2002, the transfer agent agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders within accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Class A  Class B  Class B    Class C Class C  Class Y
                  Shares   Shares*  Shares**   Shares* Shares** Shares
                  ------- -------   --------   ------- -------- -------
         1 Year   $  710  $  745     $  245    $  345   $  245  $  145
         3 Years  $1,048  $1,055     $  755    $  755   $  755  $  449
         5 Years  $1,407  $1,491     $1,291    $1,291   $1,291  $  776
         10 Years $2,417  $2,568***  $2,568*** $2,756   $2,756  $1,702

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

GLOSSARY
------------------------------------------------------

The Glossary explains certain terms used throughout this prospectus.


Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and place.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

                                                            MORE ABOUT THE FUND
             -----------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

                                                            FURTHER INFORMATION
                                                           REGARDING THE FUND'S
                                                           PRINCIPAL INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

OTHER INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral). This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.
                                                                YOUR INVESTMENT
             -----------------------------------------

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class C shares may also be exchanged for Class II shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class C shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class C Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within one year of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

                                                       APPLICABLE SALES CHARGES
             -----------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as     Dealer
                                          a Percentage of   Reallowance
                                          ----------------     as a
                                                      Net   Percentage
                                             Your    Asset    of the
                                          Investment Value  Offer Price
                                              %        %         %
        Less than $25,000                   5.50     5.82      5.00
        $25,000 but less than $50,000       5.25     5.54      4.75
        $50,000 but less than $100,000      4.50     4.71      4.00
        $100,000 but less than $250,000     3.50     3.63      3.25
        $250,000 but less than $500,000     2.50     2.56      2.25
        $500,000 but less than $1,000,000   1.50     1.52      1.25
        $1,000,000 or more                  None*    None* (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Micro-Cap Equity Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class C shares, the Fund's distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B or Class C shares may be waived under certain circumstances. Please see the Shareholder Guide.

                                                  DISTRIBUTION AND SERVICE FEES
         -------------------------------------------------

12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

                                                            VALUING FUND SHARES
             -----------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open.The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Directors of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' values at the time of pricing.
DISTRIBUTIONS
------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.


                                                     FEDERAL TAX CONSIDERATIONS
            --------------------------------------------


Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.


MANAGEMENT OF THE FUND
------------------------------------------------------


INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

                                                           FINANCIAL HIGHLIGHTS
             -----------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

MICRO-CAP EQUITY FUND (a)                      Year       Year       Year       Year       Year
(CLASS A)                                     Ended      Ended      Ended      Ended      Ended
                                            6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                             Class A    Class A    Class A    Class A    Class A
                                            ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period         $ 25.38    $ 28.80    $ 18.16     $17.00    $ 12.81
                                             -------    -------    -------     ------    -------
Income / (Loss) from investment
 operations:
Net investment loss                            (0.27)     (0.31)     (0.32)     (0.18)     (0.17)
Net realized and unrealized gain/(loss) on
 investments                                    0.01      (2.10)     10.96       1.64       5.00
                                             -------    -------    -------     ------    -------
Total from investment operations               (0.26)     (2.41)     10.64       1.46       4.83
                                             -------    -------    -------     ------    -------
Less distributions:
Distributions from net realized gains             --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized
 gains                                            --      (0.01)        --         --         --
                                             -------    -------    -------     ------    -------
Total distributions                               --      (1.01)        --      (0.30)     (0.64)
                                             -------    -------    -------     ------    -------
Net asset value, end of period               $ 25.12    $ 25.38    $ 28.80     $18.16    $ 17.00
                                             =======    =======    =======     ======    =======
Total return (b)                               (0.99)%    (8.43)%    58.59%      9.10%     38.01%
                                             =======    =======    =======     ======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $56,222    $34,017    $35,960     $9,844    $10,821
Ratio of operating expenses to average net
 assets                                         1.66%      1.65%      1.68%      1.53%      1.53%
Ratio of net investment loss to average net
 assets                                        (1.12)%    (1.28)%    (1.23)%    (1.21)%    (0.97)%
Portfolio turnover rate                          118%       142%       187%       184%       172%
Ratio of operating expenses to average net
 assets without expense waivers                 1.67%      1.65%      1.68%      1.64%      1.78%

--------------------------------------------------------------------------------

(a)The Munder Micro-Cap Equity Fund Class A Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

MICRO-CAP EQUITY FUND (a)                      Year       Year       Year       Year       Year
(CLASS B)                                     Ended      Ended      Ended      Ended      Ended
                                            6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                             Class B    Class B    Class B    Class B    Class B
                                            ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period         $ 24.52    $ 28.02    $ 17.84    $ 16.83    $ 12.79
                                             -------    -------    -------    -------    -------
Income / (Loss) from investment
 operations:
Net investment loss                            (0.43)     (0.47)     (0.50)     (0.28)     (0.29)
Net realized and unrealized gain/(loss) on
 investments                                    0.01      (2.02)     10.68       1.59       4.97
                                             -------    -------    -------    -------    -------
Total from investment operations               (0.42)     (2.49)     10.18       1.31       4.68
                                             -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized gains             --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized
 gains                                            --      (0.01)        --         --         --
                                             -------    -------    -------    -------    -------
Total distributions                               --      (1.01)        --      (0.30)     (0.64)
                                             -------    -------    -------    -------    -------
Net asset value, end of period               $ 24.10    $ 24.52    $ 28.02    $ 17.84    $ 16.83
                                             =======    =======    =======    =======    =======
Total return (b)                               (1.67)%    (8.97)%    57.06%      8.29%     36.87%
                                             =======    =======    =======    =======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $49,062    $40,095    $45,480    $13,811    $15,965
Ratio of operating expenses to average net
 assets                                         2.41%      2.40%      2.43%      2.28%      2.28%
Ratio of net investment loss to average net
 assets                                        (1.87)%    (2.03)%    (1.98)%    (1.96)%    (1.72)%
Portfolio turnover rate                          118%       142%       187%       184%       172%
Ratio of operating expenses to average net
 assets without expense waivers                 2.42%      2.40%      2.43%      2.39%      2.53%

--------------------------------------------------------------------------------

(a)The Munder Micro-Cap Equity Fund Class B Shares commenced operations on February 24, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

MICRO-CAP EQUITY FUND(a)                       Year       Year       Year       Year       Year
(CLASS C)                                     Ended      Ended      Ended      Ended      Ended
                                            6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                             Class C    Class C    Class C    Class C    Class C
                                            ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period         $ 24.53    $ 28.03    $ 17.85     $16.84     $12.79
                                             -------    -------    -------     ------     ------
Income/(Loss) from investment
 operations:
Net investment loss                            (0.44)     (0.47)     (0.50)     (0.28)     (0.29)
Net realized and unrealized gain/(loss) on
 investments                                    0.02      (2.02)     10.68       1.59       4.98
                                             -------    -------    -------     ------     ------
Total from investment operations               (0.42)     (2.49)     10.18       1.31       4.69
                                             -------    -------    -------     ------     ------
Less distributions:
Distributions from net realized gains             --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized
 gains                                            --      (0.01)        --         --         --
                                             -------    -------    -------     ------     ------
Total distributions                               --      (1.01)        --      (0.30)     (0.64)
                                             -------    -------    -------     ------     ------
Net asset value, end of period               $ 24.11    $ 24.53    $ 28.03     $17.85     $16.84
                                             =======    =======    =======     ======     ======
Total return (b)                               (1.67)%    (8.93)%    56.97%      8.29%     36.95%
                                             =======    =======    =======     ======     ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $28,050    $19,276    $20,588     $6,333     $7,441
Ratio of operating expenses to average net
 assets                                         2.41%      2.40%      2.43%      2.80%      2.28%
Ratio of net investment loss to average net
 assets                                        (1.87)%    (2.03)%    (1.98)%    (1.96)%    (1.72)%
Portfolio turnover rate                          118%       142%       187%       184%       172%
Ratio of operating expenses to average net
 assets without expense waivers                 2.42%      2.40%      2.43%      2.39%      2.53%

--------------------------------------------------------------------------------

(a)The Munder Micro-Cap Equity Fund Class C Shares commenced operations on March 31, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

MICRO-CAP EQUITY FUND (a)                      Year       Year       Year       Year       Year
(CLASS Y)                                     Ended      Ended      Ended      Ended      Ended
                                            6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                             Class Y    Class Y    Class Y    Class Y    Class Y
                                            ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period         $ 25.63    $ 28.97    $ 18.27    $ 17.05    $ 12.83

                                             -------    -------    -------    -------    -------
Income / (Loss) from investment
 operations:
Net investment loss                            (0.21)     (0.25)     (0.25)     (0.14)     (0.13)
Net realized and unrealized gain/(loss) on
 investments                                    0.04      (2.08)     10.95       1.66       4.99

                                             -------    -------    -------    -------    -------
Total from investment operations               (0.17)     (2.33)     10.70       1.52       4.86

                                             -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized gains             --      (1.00)        --      (0.30)     (0.64)
Distributions in excess of net realized
 gains                                            --      (0.01)        --         --         --

                                             -------    -------    -------    -------    -------
Total distributions                               --      (1.01)        --      (0.30)     (0.64)

                                             -------    -------    -------    -------    -------
Net asset value, end of period               $ 25.46    $ 25.63    $ 28.97    $ 18.27    $ 17.05

                                             =======    =======    =======    =======    =======
Total return (b)                               (0.66)%    (8.10)%    58.57%      9.43%     38.19%

                                             =======    =======    =======    =======    =======
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)         $13,515    $12,560    $22,737    $17,543    $15,337
Ratio of operating expenses to average net
 assets                                         1.41%      1.40%      1.43%      1.28%      1.28%
Ratio of net investment loss to average net
 assets                                        (0.87)%    (1.03)%    (1.02)%    (0.94)%    (0.72)%
Portfolio turnover rate                          118%       142%       187%       184%       172%
Ratio of operating expenses to
 average net assets without expense
 waivers                                        1.42%      1.40%      1.43%      1.39%      1.53%

--------------------------------------------------------------------------------

(a)The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class C and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

SEC File Number: 811-7346

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online.This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROMICRO1002

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                              MUNDER NETNET FUND
                           CLASS A, B, C & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

On August 12, 2003, the Board of Directors of The Munder Funds, Inc., on behalf of the Munder NetNet Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares. The Prospectus for Class A, B, C & Y shares of the NetNet Fund is hereby amended as follows:

1. References on the front cover and page 1 of the Prospectus to Class A, B, C & Y Shares are revised to read Class A, B, C, R & Y Shares.

2. In the section entitled PERFORMANCE, which begins on page 4 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If such sales charges were reflected, returns would be less than those shown. Performance of Class B, Class C, Class R and Class Y shares, net of applicable sales charges, would have annual returns similar to those of the Class A shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

   In addition, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder NetNet Fund CLASS A

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997     30.43
1998     97.92
1999    175.55
2000    (54.23)
2001    (48.23)
2002    (44.55)

Year-to-date through 6/30/03:    46.24%

Best Quarter:       79.67%    (quarter ended 12/31/99)
Worst Quarter:    (47.59)%    (quarter ended 9/30/01)


SUPNET803

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                   Since
                                                                                 1 Year  5 Years Inception
                                                                                   %        %     %/(1)/
CLASS A
 Return Before Taxes                                                             (47.61)  (7.50)     2.15
 Return After Taxes on Distributions                                             (47.61)  (7.63)     1.04
 Return After Taxes on Distributions and Sale of Fund Shares                     (29.23)  (5.67)     1.48
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)  (0.59)     6.41
 Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                     (43.13)  (0.88)     1.83
 Morgan Stanley Internet Index (reflects no deductions for fees, expenses or
   taxes)                                                                        (42.86)    N/A       N/A
CLASS B
 Return Before Taxes                                                             (47.70)     --   (11.68)
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)     --    (3.28)
 Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                     (43.13)     --    (5.15)
 Morgan Stanley Internet Index (reflects no deductions for fees, expenses or
   taxes)                                                                        (42.86)     --       N/A
CLASS C
 Return Before Taxes                                                             (45.53)     --   (14.63)
 S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)      (22.10)     --    (3.90)
 Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                     (43.13)     --   (10.73)
 Morgan Stanley Internet Index (reflects no deductions for fees, expenses or
   taxes)                                                                        (42.86)     --       N/A
CLASS Y
 Return Before Taxes                                                             (44.42)     --   (10.38)
 S&P 500(R)Index/(2)/ (reflects no deductions for fees, expenses or taxes)       (22.10)     --    (3.28)
 Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                                     (43.13)     --    (5.15)
 Morgan Stanley Internet Index (reflects no deductions for fees, expenses or
   taxes)                                                                        (42.86)     --       N/A

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B, Class C and Class Y shares are 8/19/96, 6/1/98, 11/3/98 and 6/1/98, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are as of 9/1/96, 6/1/98, 11/1/98 and 6/1/98, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage.

3. Following the table entitled AVERAGE ANNUAL RETURNS on page 5 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class A shares. The after-tax returns for Class B, Class C, Class R and Class Y shares will vary from those shown.

4. The following language is a part of, and is incorporated into the section entitled FEES & EXPENSES on page 6 of the Prospectus is hereby supplemented with the following:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price)                   None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or
  redemption proceeds)                                                                        None
Maximum Sales Charge (load) imposed on Reinvested Dividends                                   None
Redemption Fees                                                                               None
Exchange Fees                                                                                 None


                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees                                 1.00%
             Distribution and/or Service (12b-1) Fees/(1)/   1.00%
             Other Expenses/(2)(3)/                          1.39%
                                                           -------
             Total Annual Fund Operating Expenses/(2)/       3.39%
             Less Contractual Fee Waiver/(3)/              (0.04)%
                                                           -------
             Net Expenses/(3)/                               3.35%
                                                           =======

   -----------------------------------------------------------------------------
   (1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
   (2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.
   (3)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.04%.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year. $  342
                                3 Years $1,042

5. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the section entitled FEES & EXPENSES, which begins on page 6 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

6. Under the section entitled FEES & EXPENSES, which begins on page 6 of the Prospectus, all references to footnote (1) are renumbered as footnote (2) and a reference to a new footnote (1) is added to the rows entitled "Management Fees" and "Total Annual Fund Operating Expenses." A new footnote
   (1) is hereby added following the table to read in its entirety as follows:

    (1)The advisor may waive a portion of its management fee from time to time. The advisor may eliminate all or part of any voluntary waiver of management fees at any time.

7. The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES, which begins on page 12 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class C, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

8. The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION on page 12 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class C, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

9. Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--Class B Shares, which begins on page 12 of the Prospectus, the third bullet point on page 13 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

10.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 12 of the Prospectus, is hereby supplemented with the following:

   Class R Shares (Eligible Investors Only)

       -- No front-end sales charge. All your money goes to work for you right away.
       -- Lower annual expenses than Class B and Class C shares.

11.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES on page 15 of the Prospectus is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class C and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

12.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 19, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

NETNET FUND(a)                                     Period Ended       Year       Year        Year          Year       Year
(CLASS A)                                          12/31/02(c)       Ended       Ended       Ended        Ended       Ended
                                                   (Unaudited)     6/30/02(c)   6/30/01     6/30/00     6/30/99(c)   6/30/98
                                                     Class A        Class A     Class A     Class A      Class A     Class A
                                                   ------------    ----------  --------   ----------   ----------   -------
Net asset value, beginning of period..............   $  10.66       $  24.65   $  70.03   $    44.36   $    20.68   $ 12.79
                                                     --------       --------   --------   ----------   ----------   -------
Income/(Loss) from investment operations:
Net investment loss...............................      (0.14)         (0.28)     (0.61)       (0.65)       (0.35)    (0.04)
Net realized and unrealized gain/(loss) on
 investments......................................      (0.55)        (13.71)    (44.30)       26.59        24.22     10.13
                                                     --------       --------   --------   ----------   ----------   -------
Total from investment operations..................      (0.69)        (13.99)    (44.91)       25.94        23.87     10.09
                                                     --------       --------   --------   ----------   ----------   -------
Less distributions:
Distributions from net realized gains.............         --             --      (0.47)       (0.27)       (0.19)    (2.20)
                                                     --------       --------   --------   ----------   ----------   -------
Total distributions...............................         --             --      (0.47)       (0.27)       (0.19)    (2.20)
                                                     --------       --------   --------   ----------   ----------   -------
Net asset value, end of period....................   $   9.97       $  10.66   $  24.65   $    70.03   $    44.36   $ 20.68
                                                     ========       ========   ========   ==========   ==========   =======
Total return(b)...................................      (6.47)%       (56.75)%   (64.54)%      58.91%      116.57%    87.23%
                                                     ========       ========   ========   ==========   ==========   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $247,516       $298,741   $826,510   $3,144,518   $1,130,558   $17,147
Ratio of operating expenses to average net assets.       3.19%(d)       2.60%      1.86%        1.66%        1.59%     1.35%
Ratio of net investment loss to average net assets      (2.95)%(d)     (1.71)%    (1.36)%      (1.20)%      (0.92)%   (0.60)%
Portfolio turnover rate...........................         17%            50%        44%          21%          22%      165%
Ratio of operating expenses to average net assets
 without expenses waivers and/or reimbursements...       3.34%(d)       2.64%      1.86%        1.66%        1.59%     2.12%

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class A Shares commenced operations on August 19,
   1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

NETNET FUND(a)                                     Period Ended       Year       Year        Year          Year       Period
(CLASS B)                                          12/31/02(c)       Ended       Ended       Ended        Ended        Ended
                                                   (Unaudited)     6/30/02(c)   6/30/01     6/30/00     6/30/99(c)    6/30/98
                                                     Class B        Class B     Class B     Class B      Class B      Class B
                                                   ------------    ----------  --------   ----------   ----------   -------
Net asset value, beginning of period..............   $  10.34       $  24.10   $  68.98   $    44.03   $    20.68   $17.07
                                                     --------       --------   --------   ----------   ----------   ------
Income/(Loss) from investment operations:
Net investment loss...............................      (0.17)         (0.39)     (1.07)       (1.00)       (0.63)   (0.01)
Net realized and unrealized gain/(loss) on
 investments......................................      (0.53)        (13.37)    (43.34)       26.22        24.17     3.62
                                                     --------       --------   --------   ----------   ----------   ------
Total from investment operations..................      (0.70)        (13.76)    (44.41)       25.22        23.54     3.61
                                                     --------       --------   --------   ----------   ----------   ------
Less distributions:
Distributions from net realized gains.............         --             --      (0.47)       (0.27)       (0.19)      --
                                                     --------       --------   --------   ----------   ----------   ------
Total distributions...............................         --             --      (0.47)       (0.27)       (0.19)      --
                                                     --------       --------   --------   ----------   ----------   ------
Net asset value, end of period....................   $   9.64       $  10.34   $  24.10   $    68.98   $    44.03   $20.68
                                                     ========       ========   ========   ==========   ==========   ======
Total return(b)...................................      (6.77)%       (57.10)%   (64.80)%      57.71%      114.97%   20.91%
                                                     ========       ========   ========   ==========   ==========   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $283,122       $352,103   $994,190   $3,540,687   $1,265,595   $6,443
Ratio of operating expenses to average net assets.       3.94%(d)       3.35%      2.61%        2.41%        2.34%    2.29%(d)
Ratio of net investment loss to average net assets      (3.70)%(d)     (2.46)%    (2.11)%      (1.95)%      (1.67)%  (1.27)%(d)
Portfolio turnover rate...........................         17%            50%        44%          21%          22%     165%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....       4.09%(d)       3.39%      2.61%        2.41%        2.34%    2.60%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class B Shares commenced operations on June 1, 1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

NETNET FUND(a)                                            Period Ended       Year       Year        Year         Period
(CLASS C)                                                 12/31/02(c)       Ended       Ended       Ended        Ended
                                                          (Unaudited)     6/30/02(c)   6/30/01     6/30/00     6/30/99(c)
                                                            Class C        Class C     Class C     Class C      Class C
                                                          ------------    ----------  --------   ----------   ----------
Net asset value, beginning of period.....................   $  10.35       $  24.12   $  69.03   $    44.05    $  19.03
                                                            --------       --------   --------   ----------    --------
Income/(Loss) from investment operations:
Net investment loss......................................      (0.17)         (0.39)     (1.14)       (0.95)      (0.44)
Net realized and unrealized gain/(loss) on investments...      (0.54)        (13.38)    (43.30)       26.20       25.65
                                                            --------       --------   --------   ----------    --------
Total from investment operations.........................      (0.71)        (13.77)    (44.44)       25.25       25.21
                                                            --------       --------   --------   ----------    --------
Less distributions:
Distributions from net realized gains....................         --             --      (0.47)       (0.27)      (0.19)
                                                            --------       --------   --------   ----------    --------
Total distributions......................................         --             --      (0.47)       (0.27)      (0.19)
                                                            --------       --------   --------   ----------    --------
Net asset value, end of period...........................   $   9.64       $  10.35   $  24.12   $    69.03    $  44.05
                                                            ========       ========   ========   ==========    ========
Total return(b)..........................................      (6.86)%       (57.09)%   (64.79)%      57.73%     133.26%
                                                            ========       ========   ========   ==========    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $122,477       $153,079   $464,624   $1,776,014    $556,828
Ratio of operating expenses to average net assets........       3.94%(d)       3.35%      2.61%        2.41%       2.34%(d)
Ratio of net investment loss to average net assets.......      (3.70)%(d)     (2.46)%    (2.11)%      (1.95)%     (1.66)%(d)
Portfolio turnover rate..................................         17%            50%        44%          21%         22%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................       4.09%(d)       3.39%      2.61%        2.41%       2.34%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class C Shares commenced operations on November 3,
   1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

NETNET FUND(a)                                            Period Ended      Year      Year      Year       Year      Period
(CLASS Y)                                                 12/31/02(c)      Ended      Ended     Ended     Ended       Ended
                                                          (Unaudited)    6/30/02(c)  6/30/01   6/30/00  6/30/99(c)   6/30/98
                                                            Class Y       Class Y    Class Y   Class Y   Class Y     Class Y
                                                          ------------   ---------- -------   -------   ---------- -------
Net asset value, beginning of period.....................    $10.79       $ 24.91   $ 70.56   $ 44.57    $ 20.69   $17.07
                                                             ------       -------   -------   -------    -------   ------
Income/(Loss) from investment operations:
Net investment loss......................................     (0.13)        (0.24)    (0.45)    (0.55)     (0.20)   (0.01)
Net realized and unrealized gain/(loss) on investments...     (0.55)       (13.88)   (44.73)    26.81      24.27     3.63
                                                             ------       -------   -------   -------    -------   ------
Total from investment operations.........................     (0.68)       (14.12)   (45.18)    26.26      24.07     3.62
                                                             ------       -------   -------   -------    -------   ------
Less distributions:
Distributions from net realized gains....................        --            --     (0.47)    (0.27)     (0.19)      --
                                                             ------       -------   -------   -------    -------   ------
Total distributions......................................        --            --     (0.47)    (0.27)     (0.19)      --
                                                             ------       -------   -------   -------    -------   ------
Net asset value, end of period...........................    $10.11       $ 10.79   $ 24.91   $ 70.56    $ 44.57   $20.69
                                                             ======       =======   =======   =======    =======   ======
Total return(b)..........................................     (6.30)%      (56.68)%  (64.43)%   59.35%    117.49%   20.97%
                                                             ======       =======   =======   =======    =======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $2,985       $ 3,620   $ 8,037   $28,834    $12,672   $5,240
Ratio of operating expenses to average net assets........      2.94%(d)      2.35%     1.61%     1.41%      1.34%    1.30%(d)
Ratio of net investment loss to average net assets.......     (2.70)%(d)    (1.46)%   (1.11)%   (0.95)%    (0.70)%  (0.38)%(d)
Portfolio turnover rate..................................        17%           50%       44%       21%        22%     165%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      3.09%(d)      2.39%     1.61%     1.41%      1.34%    1.62%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

13.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

14.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(K) plans, 457 plans, employer-sponsaored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deffered compensation plans; and
  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

15.The section entitled PURCHASE INFORMATION - POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

16.Under the section entitled PURCHASE INFORMATION -- POLICIES FOR PURCHASING
   SHARES -- Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

17.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION -- POLICIES FOR REDEEMING SHARES -- Short-Term Trading Fee, which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

18.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES--Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

19.Under the section entitled ADDITIONAL POLICES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

20.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class C, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder NetNet Fund
-------------------------------------------------------------------

CLASS A, B, C & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

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[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                      U.S.Treasury Money Market

       TABLE OF CONTENTS


      MUNDER NETNET FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             4
             Fees and Expenses                                       6
             Glossary                                                8

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       9
             Other Investment Strategies and Risks                   10

      YOUR INVESTMENT
             Purchasing Shares                                       11
             Exchanging Shares                                       12
             Redeeming Shares                                        12
             Share Class Selection                                   12

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 13
             CDSCs                                                   14

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              15
             Other Information                                       15

      VALUING FUND SHARES                                            15

      DISTRIBUTIONS                                                  16

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  17
             Taxes on Sales or Exchanges                             17
             Other Considerations                                    18

      MANAGEMENT OF THE FUND
             Investment Advisor                                      18
             Portfolio Managers                                      18

      FINANCIAL HIGHLIGHTS                                           19

      SHAREHOLDER GUIDE
             How to Reach the Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases, Exchanges and
               Redemptions                                           S-10
             Shareholder Privileges                                  S-11

Munder NetNet Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

 - Pure plays--companies whose core business models are focused exclusively on the Internet;

 - Builders--companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and

 - Beneficiaries--companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of the types of companies positioned to benefit from the growth of the Internet. This investment strategy may not be changed without 60 days' prior notice to shareholders.

There is no limit on the market capitalization of the companies the Fund may invest in or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options on securities, stock market indices or futures.

The Fund may engage in short-term trading of portfolio securities.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Growth Investing Risk
  The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fail or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

- Sector Risk
  The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

- IPO Risk
  Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

- Derivatives Risk
  The Fund may suffer a loss from its use of options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Foreign Securities Risk
  Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

- Short-Term Trading Risk
  Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

- Technology Risk
  The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and other selected indices.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If such sales charges were reflected, returns would be less than those shown. Performance of Class B, Class C and Class Y shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder NetNet Fund CLASS A


TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997   30.43
1998   97.92
1999  175.55
2000  (54.23)
2001  (48.23)

                     YTD through 9/30/02 (54.06%)

                     Best Quarter        Q4 1999   79.67%
                     Worst Quarter       Q3 2001  (47.59%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                                Since
                                                                              1 Year  5 Years Inception
                                                                                %        %     %/(1)/
CLASS A
  Return Before Taxes                                                         (51.07)   9.76    14.46
  Return After Taxes on Distributions                                         (51.07)   8.38    12.98
  Return After Taxes on Distributions and Sale of Fund Shares                 (31.10)   7.37    11.39
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.88)  10.70    12.82
  Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                         (47.81)  12.39    13.59
  Morgan Stanley Internet Index (reflects no deductions for fees, expenses
   or taxes)                                                                  (51.67)    N/A      N/A
CLASS B
  Return Before Taxes                                                         (51.20)    N/A     0.51
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.88)    N/A     2.75
  Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                         (47.81)    N/A     9.40
  Morgan Stanley Internet Index (reflects no deductions for fees, expenses
   or taxes)                                                                  (51.67)    N/A      N/A
CLASS C
  Return Before Taxes                                                         (49.15)    N/A    (1.91)
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.88)    N/A     2.68
  Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                         (47.81)    N/A     2.92
  Morgan Stanley Internet Index (reflects no deductions for fees, expenses
   or taxes)                                                                  (51.67)    N/A      N/A
CLASS Y
  Return Before Taxes                                                         (48.12)    N/A     2.40
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.88)    N/A     2.75
  Inter@ctive Week Internet Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                         (47.81)    N/A     9.40
  Morgan Stanley Internet Index (reflects no deductions for fees, expenses
   or taxes)                                                                  (51.67)    N/A      N/A

--------------------------------------------------------------------------------

(1)The inception dates for the Class A, Class B, Class C and Class Y shares are 8/19/96, 6/1/98, 11/3/98 and 6/1/98, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are from 9/1/96, 6/1/98, 11/1/98 and 6/1/98, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares; after-tax returns of the Class B, Class C and Class Y shares will vary.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                     Class A  Class B  Class C  Class Y
SHAREHOLDER FEES                                     Shares   Shares   Shares   Shares
directly paid from your investment                   -------  -------  -------  -------
Maximum Sales Charge (load) imposed on purchases
 (as a % of offering price)                           5.5%(a)   None     None    None
Maximum Deferred Sales Charge (load) (as a % of
 the lesser of original purchase price or redemption
 proceeds)                                            None(b)   5%(c)    1%(d)   None
Maximum Sales Charge (load) Imposed on Reinvested
 Dividends                                             None     None     None    None
Redemption Fees                                        2%(e)    2%(e)    2%(e)   None
Exchange Fees                                          None     None     None    None

                                                     Class A  Class B  Class C  Class Y
ANNUAL FUND OPERATING EXPENSES                       Shares   Shares   Shares   Shares
paid from Fund assets (as a % of net assets)         -------  -------  -------  -------
Management Fees                                        1.00%    1.00%    1.00%   1.00%
Distribution and/or Service (12b-1) Fees               0.25%    1.00%    1.00%   0.00%
Other Expenses (1)                                     1.39%    1.39%    1.39%   1.39%
                                                      ----     ----     ----    -------
Total Annual Fund Operating Expenses                   2.64%    3.39%    3.39%   2.39%
Less Contractual Fee Waivers (1)                      (0.04)%  (0.04)%  (0.04)% (0.04)%
                                                      ----     ----     ----    -------
Net Expenses (1)                                       2.60%    3.35%    3.35%   2.35%
                                                      ====     ====     ====    =======

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)A short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of Class A, Class B or Class C shares of the Fund.
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.04%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Class A  Class B  Class B    Class C Class C  Class Y
                  Shares   Shares*  Shares**   Shares* Shares** Shares
                  ------- -------   --------   ------- -------- -------
         1 Year   $  802  $  842     $  342    $  442   $  342  $  242
         3 Years  $1,325  $1,342     $1,042    $1,042   $1,042  $  745
         5 Years  $1,873  $1,965     $1,765    $1,765   $1,765  $1,275
         10 Years $3,360  $3,503***  $3,503*** $3,676   $3,676  $2,726

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

GLOSSARY
------------------------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securitites offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S.Treasury bills, U.S.Treasury notes, U.S.Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

                                                            MORE ABOUT THE FUND
             -----------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal investment risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

                  FURTHER INFORMATION REGARDING THE FUND'S PRINCIPAL INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and
  (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.



                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral). This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

                                                                YOUR INVESTMENT
             -----------------------------------------


PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class C shares may also be exchanged for Class II shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class C shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class C Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within one year of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

                                                       APPLICABLE SALES CHARGES
             -----------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as     Dealer
                                          a Percentage of   Reallowance
                                          ----------------     as a
                                                      Net   Percentage
                                             Your    Asset    of the
                                          Investment Value  Offer Price
                                              %        %         %
        Less than $25,000                   5.50     5.82      5.00
        $25,000 but less than $50,000       5.25     5.54      4.75
        $50,000 but less than $100,000      4.50     4.71      4.00
        $100,000 but less than $250,000     3.50     3.63      3.25
        $250,000 but less than $500,000     2.50     2.56      2.25
        $500,000 but less than $1,000,000   1.50     1.52      1.25
        $1,000,000 or more                  None*    None* (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the NetNet Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class C shares, the Fund's distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B or Class C shares may be waived under certain circumstances. Please see the Shareholder Guide.

                                                  DISTRIBUTION AND SERVICE FEES
         -------------------------------------------------

12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.
                                                            VALUING FUND SHARES
             -----------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of

Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Directors of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.
                                                     FEDERAL TAX CONSIDERATIONS
             -----------------------------------------
Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.
A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND
------------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

                                                           FINANCIAL HIGHLIGHTS
             -----------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

NETNET FUND(a)                                 Year       Year        Year          Year       Year
(CLASS A)                                     Ended       Ended       Ended        Ended       Ended
                                            6/30/02(c)   6/30/01     6/30/00     6/30/99(c)   6/30/98
                                             Class A     Class A     Class A      Class A     Class A
                                            ----------  --------   ----------   ----------   -------
Net asset value, beginning of period         $  24.65   $  70.03   $    44.36   $    20.68   $ 12.79
                                             --------   --------   ----------   ----------   -------
Income/(Loss) from investment operations:
Net investment loss                             (0.28)     (0.61)       (0.65)       (0.35)    (0.04)
Net realized and unrealized gain/(loss) on
 investments                                   (13.71)    (44.30)       26.59        24.22     10.13
                                             --------   --------   ----------   ----------   -------
Total from investment operations               (13.99)    (44.91)       25.94        23.87     10.09
                                             --------   --------   ----------   ----------   -------
Less distributions:
Distributions from net realized gains              --      (0.47)       (0.27)       (0.19)    (2.20)
                                             --------   --------   ----------   ----------   -------
Total distributions                                --      (0.47)       (0.27)       (0.19)    (2.20)
                                             --------   --------   ----------   ----------   -------
Net asset value, end of period               $  10.66   $  24.65   $    70.03   $    44.36   $ 20.68
                                             ========   ========   ==========   ==========   =======
Total return (b)                               (56.75)%   (64.54)%      58.91%      116.57%    87.23%
                                             ========   ========   ==========   ==========   =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $298,741   $826,510   $3,144,518   $1,130,558   $17,147
Ratio of operating expenses to average net
 assets                                          2.60%      1.86%        1.66%        1.59%     1.35%
Ratio of net investment loss to average net
 assets                                         (1.71)%    (1.36)%      (1.20)%      (0.92)%   (0.60)%
Portfolio turnover rate                            50%        44%          21%          22%      165%
Ratio of operating expenses to average net
 assets without expense waivers                  2.64%      1.86%        1.66%        1.59%     2.12%

--------------------------------------------------------------------------------

(a)The Munder NetNet Fund Class A Shares commenced operations on August 19,
   1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

NETNET FUND (a)                                Year       Year         Year          Year       Period
(CLASS B)                                     Ended       Ended        Ended        Ended        Ended
                                            6/30/02(c)   6/30/01      6/30/00     6/30/99(c)    6/30/98
                                             Class B     Class B      Class B      Class B      Class B
                                            ----------  --------    ----------   ----------   -------
Net asset value, beginning of period         $  24.10     $68.98    $    44.03   $    20.68   $17.07
                                             --------   --------    ----------   ----------   ------
Income/(Loss) from investment
 operations:
Net investment loss                             (0.39)     (1.07)        (1.00)       (0.63)   (0.01)
Net realized and unrealized gain/(loss) on
 investments                                   (13.37)    (43.34)        26.22        24.17     3.62
                                             --------   --------    ----------   ----------   ------
Total from investment operations               (13.76)    (44.41)        25.22        23.54     3.61
                                             --------   --------    ----------   ----------   ------
Less distributions:
Distributions from net realized gains              --      (0.47)        (0.27)       (0.19)      --
                                             --------   --------    ----------   ----------   ------
Total distributions                                --      (0.47)        (0.27)       (0.19)      --
                                             --------   --------    ----------   ----------   ------
Net asset value, end of period               $  10.34   $  24.10    $    68.98   $    44.03   $20.68
                                             ========   ========    ==========   ==========   ======
Total return (b)                               (57.10)%   (64.80)%       57.71%      114.97%   20.91%
                                             ========   ========    ==========   ==========   ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $352,103   $994,140    $3,540,687   $1,265,595   $6,443
Ratio of operating expenses to average net
 assets                                          3.35%      2.61%.        2.41%        2.34%    2.29%(d)
Ratio of net investment loss to average net
 assets                                         (2.46)%    (2.11)%       (1.95)%      (1.67)%  (1.27)%(d)
Portfolio turnover rate                            50%        44%           21%          22%     165%
Ratio of operating expenses to average net
 assets without expense waivers                  3.39%      2.61%         2.41%        2.34%    2.60%(d)

--------------------------------------------------------------------------------

(a)The Munder NetNet Fund Class B Shares commenced operations on June 1, 1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

NETNET FUND (a)                                           Year       Year        Year         Period
(CLASS C)                                                Ended       Ended       Ended        Ended
                                                       6/30/02(c)   6/30/01     6/30/00     6/30/99(c)
                                                        Class C     Class C     Class C      Class C
                                                       ----------  --------   ----------   ----------
Net asset value, beginning of period                    $  24.12   $  69.03   $    44.05    $  19.03
                                                        --------   --------   ----------    --------
Income/(Loss) from investment operations:
Net investment loss                                        (0.39)     (1.14)       (0.95)      (0.44)
Net realized and unrealized gain/(loss) on investments    (13.38)    (43.30)       26.20       25.65
                                                        --------   --------   ----------    --------
Total from investment operations                          (13.77)    (44.44)       25.25       25.21
                                                        --------   --------   ----------    --------
Less distributions:
Distributions from net realized gains                         --      (0.47)       (0.27)      (0.19)
                                                        --------   --------   ----------    --------
Total distributions                                           --      (0.47)       (0.27)      (0.19)
                                                        --------   --------   ----------    --------
Net asset value, end of period                          $  10.35   $  24.12   $    69.03    $  44.05
                                                        ========   ========   ==========    ========
Total return (b)                                          (57.09)%   (64.79)%      57.73%     133.26%
                                                        ========   ========   ==========    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $153,079   $464,624   $1,776,014    $556,828
Ratio of operating expenses to average net assets           3.35%      2.61%        2.41%       2.34%(d)
Ratio of net investment loss to average net assets         (2.46)%    (2.11)%      (1.95)%     (1.66)%(d)
Portfolio turnover rate                                       50%        44%          21%         22%
Ratio of operating expenses to average net assets
 without expense waivers                                    3.39%      2.61%        2.41%       2.34%(d)

--------------------------------------------------------------------------------

(a)The Munder NetNet Fund Class C Shares commenced operations on November 3,
   1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

NETNET FUND (a)
(CLASS Y)                                             Year      Year      Year       Year      Period
                                                     Ended      Ended     Ended     Ended       Ended
                                                   6/30/02(c)  6/30/01   6/30/00  6/30/99(c)   6/30/98
                                                    Class Y    Class Y   Class Y   Class Y     Class Y
                                                   ---------- -------   -------   ---------- -------
Net asset value, beginning of period                $ 24.91   $ 70.56   $ 44.57    $ 20.69   $17.07
                                                    -------   -------   -------    -------   ------
Income/(Loss) from investment operations:
Net investment loss                                   (0.24)    (0.45)    (0.55)     (0.20)   (0.01)
Net realized and unrealized gain/(loss) on
 investments                                         (13.88)   (44.73)    26.81      24.27     3.63
                                                    -------   -------   -------    -------   ------
Total from investment operations                     (14.12)   (45.18)    26.26      24.07     3.62
                                                    -------   -------   -------    -------   ------
Less distributions:
Distributions from net realized gains                    --     (0.47)    (0.27)     (0.19)      --
                                                    -------   -------   -------    -------   ------
Total distributions                                      --     (0.47)    (0.27)     (0.19)      --
                                                    -------   -------   -------    -------   ------
Net asset value, end of period                      $ 10.79   $ 24.91   $ 70.56    $ 44.57   $20.69
                                                    =======   =======   =======    =======   ======
Total return (b)                                     (56.68)%  (64.43)%   59.35%    117.49%   20.97%
                                                    =======   =======   =======    =======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $ 3,620   $ 8,037   $28,834    $12,672   $5,240
Ratio of operating expenses to average net assets      2.35%     1.61%     1.41%      1.34%    1.30%(d)
Ratio of net investment loss to average net assets    (1.46)%   (1.11)%   (0.95)%    (0.70)%  (0.38)%(d)
Portfolio turnover rate                                  50%       44%       21%        22%     165%
Ratio of operating expenses to average net
 assets without expense waivers                        2.39%     1.61%     1.41%      1.34%    1.62%(d)

--------------------------------------------------------------------------------

(a)The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class C and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

SEC File Number: 811-7346

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PRONET1002

                                THE MUNDER FUNDS

Munder Balanced Fund                    Munder MidCap Select Fund
Munder Bond Fund                        Munder Multi-Season Growth Fund
Munder Cash Investment Fund             Munder NetNet(R) Fund
Munder Emerging Markets Fund            Munder Power Plus Fund(R)
Munder Future Technology Fund           Munder Real Estate Equity Investment Fund
Munder Healthcare Fund                  Munder Small Company Growth Fund
Munder Index 500 Fund                   Munder Small-Cap Value Fund
Munder Intermediate Bond Fund           Munder Tax-Free Bond Fund
Munder International Bond Fund          Munder Tax-Free Money Market Fund
Munder International Equity Fund        Munder Tax-Free Short & Intermediate Bond Fund
Munder International Growth Fund          (formerly Munder Tax-Free Short-Intermediate Bond Fund)
Munder Large-Cap Value Fund             Munder U.S. Government Income Fund
Munder Michigan Tax-Free Bond Fund
Munder Micro-Cap Equity Fund

                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION


                 Dated June 16, 2003 as restated August 25, 2003
     (for all Funds except Munder Future Technology Fund, Munder Healthcare
      Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder
                              Power Plus Fund(R))

                Dated October 31,2002 as restated August 25,2003
       (for Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R))




     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above ("Funds"). The investment advisor for the Funds is Munder Capital Management. This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for each class of each Fund's shares (each a "Prospectus"). The Prospectuses for all of the Funds except Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R) are dated as of June 16, 2003, as supplemented and the Prospectuses for the Munder Future Technology Fund, Munder Healthcare Fund, Munder Micro-Cap Equity Fund, Munder NetNet(R) Fund, and Munder Power Plus Fund(R) are dated October 31, 2002, as supplemented. The financial statements for the Funds including the notes thereto, dated June 30, 2002, are incorporated by reference into this SAI from the annual reports of the Funds. In addition, unaudited financial statements of the Funds, dated December 31, 2002, are incorporated by reference into this SAI from the semi-annual reports of the Funds. A copy of each Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Funds at (800) 438-5789.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. SAI 803

                                TABLE OF CONTENTS
                                                                                                               Page
                                                                                                               ----
FUND HISTORY AND GENERAL INFORMATION..............................................................................3
FUND INVESTMENTS..................................................................................................4
RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX 500 FUND.........................................................23
RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND,
   TAX-FREE BOND FUND AND TAX-FREE SHORT & INTERMEDIATE BOND FUND................................................25
INVESTMENT LIMITATIONS...........................................................................................29
TEMPORARY DEFENSIVE POSITION.....................................................................................33
MANAGEMENT OF THE FUNDS..........................................................................................33
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS...............................................................42
CodeS of Ethics..................................................................................................58
PORTFOLIO TRANSACTIONS...........................................................................................58
ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION.............................................62
NET ASSET VALUE..................................................................................................65
PERFORMANCE INFORMATION..........................................................................................67
TAXES............................................................................................................83
ADDITIONAL INFORMATION CONCERNING SHARES.........................................................................91
OTHER INFORMATION................................................................................................93
REGISTRATION STATEMENT..........................................................................................114
ANNUAL FUND OPERATING EXPENSES..................................................................................114
FINANCIAL STATEMENTS............................................................................................115
APPENDIX A......................................................................................................A-1
APPENDIX B......................................................................................................B-1


No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

The following investment companies and their portfolios are described in this
SAI:

Munder Series Trust ("MST")

Munder Balanced Fund ("Balanced Fund")
Munder Bond Fund ("Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Emerging Markets Fund ("Emerging Market Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund")
Munder International Bond Fund ("International Bond Fund")
Munder International Equity Fund ("International Equity Fund")
Munder International Growth Fund ("International Growth Fund")
Munder Large-Cap Value Fund ("Large-Cap Value Fund")
Munder Michigan Tax-Free Bond Fund ("Michigan Tax-Free Bond Fund")
Munder MidCap Select Fund ("MidCap Select Fund")
Munder Multi-Season Growth Fund ("Multi-Season Growth Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Equity Investment Fund") Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Small-Cap Value Fund ("Small-Cap Value Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder Tax-Free Short & Intermediate Bond Fund ("Tax-Free Short & Intermediate
   Bond Fund") (formerly Munder Tax-Free Short-Intermediate Bond Fund)
Munder U.S. Government Income Fund ("U.S. Government Income Fund")


The Munder Funds, Inc. ("MFI")

Munder Future Technology Fund ("Future Technology Fund")
Munder Micro-Cap Equity Fund ("Micro-Cap Equity Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Power Plus Fund ("Power Plus Fund")

The Munder Framlington Funds Trust ("MFFT")

Munder Healthcare Fund ("Healthcare Fund")


     MST, MFI and MFFT are each open-end management investment companies that make up The Munder Funds family of mutual funds. MST was organized as a Delaware statutory trust on January 31, 2003. MFI was organized as a Maryland corporation on November 18, 1992. MFFT was organized as a Massachusetts business trust on October 30, 1996. Each of the Funds is a diversified mutual fund, except the Future Technology Fund and the International Bond Fund. Prior to June 13, 2003, each of the Funds of MST were series of MFI, MFFT, The Munder Funds Trust ("MFT") or St. Clair Funds, Inc. ("St. Clair"). On June 13, 2003, each of the portfolios of MFI (except Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund), each of the portfolios of MFT and each of the portfolios of MFFT (except Healthcare Fund) were reorganized as separate series of MST. On April 30, 2003 and May 15, 2003, each of the portfolios of St. Clair were also reorganized as separate series of MST. The portfolios of St. Clair, MFI, MFT and MFFT that were reorganized into series of MST are referred to in this SAI together as the "Predecessor Funds."

     The following is the listing of all name changes for the Funds: MidCap Select Fund (formerly known as Growth Opportunities Fund); Large-Cap Value Fund (formerly known as the Equity Income Fund, formerly known as Growth & Income Fund, formerly known as Income Stock Fund); Cash Investment Fund (formerly known as Money Market Fund); Small Company Growth Fund (formerly known as Small Company Growth Stock Fund); Index 500 Fund (formerly known as Indexed Stock
Fund); International Equity Fund (formerly known as International Stock Fund); U.S. Government Income Fund (formerly known as Income Bond Fund); Tax-Free Short & Intermediate Bond Fund (formerly known as Tax-Free Short-Intermediate Bond Fund, formerly known as Tax-Free Intermediate Bond Fund); Michigan Tax-Free Bond Fund (formerly known as Michigan Triple Tax-Free Bond Fund); Emerging Markets Fund (formerly known as Framlington Emerging Markets Fund; Healthcare Fund (formerly known as Framlington Healthcare Fund); and International Growth Fund (formerly known as Framlington International Growth Fund). The Tax-Free Short & Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name St. Clair Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund.

     As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management ("Advisor" or "MCM"), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Index 500 Fund and the International Equity Fund. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 97% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited ("Sub-Advisor") serves as sub-advisor for the Emerging Markets, Healthcare, and International Growth Funds ("Sub-Advised Funds"). The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund's investment objective or goal is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund, the Tax-Free Short & Intermediate Bond Fund and the Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing interest exempt from federal income tax. The Michigan Tax-Free Bond Fund has a fundamental policy to invest at least 80% of its assets in municipal obligations bearing interest exempt from federal income tax and Michigan state income tax. All other investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Boards of Directors/Trustees ("Board") without the authorization of the holders of a majority of a Fund's outstanding shares. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders. There can be no assurance that any Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     For purposes of this SAI, the Emerging Markets Fund, Future Technology Fund, Healthcare Fund, Index 500 Fund, International Equity Fund, International Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund and Small Company Growth Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund are referred to as the "Bond Funds"; the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund and Tax-Free Money Market Fund are referred to as the "Money Market Funds." In addition, any references to investment limitations or permissible investments for the Bond Funds or the Equity Funds will also apply to the Balanced Fund.

     Asset-Backed Securities. The Bond Funds, the International Bond Fund, and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Funds) in (i) obligations of domestic banks and
(ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33-1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended ("1940 Act"), requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

     Commercial Paper. Investments by each of the Funds (other than a Money Market Fund) in commercial paper will consist of issuers rated, at the time, in one of the two highest rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. ("S&P(R)") or Fitch Ratings, Inc. ("Fitch"). Investments by each of the Money Market Funds will consist of issuers rated, at the time, in one of the two highest rating categories by an NRSRO if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. In addition, each of the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or the Sub-Advisor, as the case may be, at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     Depositary Receipts and New York Registered Shares. To the extent a Fund may invest in foreign securities (see below), it may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), New York Registered Shares ("NYRs") and Holding Company Depositary Receipts ("HOLDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs and GDRs are issued by European financial institutions. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. Investments in these types of securities involve similar risks to investments in foreign securities. HOLDRs, which trade on the American Stock Exchange, are fixed baskets of stocks that give an investor an ownership interest in each of the underlying stocks.

     Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund's investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

     Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company's capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. In fact, like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

     Exchange Traded Funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs.

     Foreign Securities. Each Equity Fund (except the Power Plus Fund, the Real Estate Equity Investment Fund, the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the Healthcare Fund), each Bond Fund, the Balanced Fund and the Cash Investment Fund may invest up to 25% of its assets in foreign securities. The Real Estate Equity Investment Fund may not invest in foreign securities. Each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal circumstances, the International Equity Fund, the International Bond Fund and the International Growth Fund will each invest at least 80% of its assets in securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its assets in emerging market countries. There is no limit on the Healthcare Fund's or the Power Plus Fund's investments in foreign securities. The foreign securities in which each of the Future Technology Fund, the NetNet Fund and the Multi-Season Growth Fund will generally invest are depositary receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and government agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 80% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

     Each of the Advisor and the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Each of the Advisor and the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Equity Funds (excluding the Real Estate Equity Investment Fund), the Balanced Fund, the Bond Funds and the International Bond Fund is authorized, but is not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the segregated account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and the Tax-Free Bond Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Guaranteed Investment Contracts. The Bond Funds, the International Bond Fund and the Cash Investment Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     Illiquid Securities. Each of the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and the Tax-Free Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each of the Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with

Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor or the Sub-Advisor, as the case may be, will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's Custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one NRSRO or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

     For hedging or other purposes, each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds ("ETFs") are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares and iShares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend up to 33 1/2% of its total assets (25% in the case of the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and each of the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor or the Sub-Advisor, as the case may be, will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor or the Sub-Advisor has determined are creditworthy under guidelines established by the Board.

     Lower-Rated Debt Securities. Each of the Funds (other than the Money Market Funds and Index 500 Fund) may invest not more than 5% of its total assets in debt securities that are rated below investment grade by S&P, Moody's or Fitch, or in comparable unrated securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Mortgage-Backed Securities. The Bond Funds and Money Market Funds may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

     Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

     Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

     Municipal Obligations. Each of the Tax-Free Bond Funds and the Tax-Free Money Market Fund invests, under normal circumstances, at least 80% of its assets in municipal obligations, the interest on which is exempt from Federal income tax, and, in the case of the Michigan Tax-Free Bond Fund, exempt from Michigan state income tax.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax and/or Michigan state income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Funds cannot predict what legislation, if any, may be proposed in Congress or in the Michigan state legislature in the future as regards the Federal or state income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event, the Board would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Options. Each of the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options' trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For additional information concerning options and the risks associated with options and options on foreign currencies, see Appendix B of this SAI.

     Real Estate Securities. The Real Estate Equity Investment Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor or the Sub-Advisor, as the case may be, will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Funds' Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

     Stand-by Commitments. The Balanced Fund, the Cash Investment Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short & Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short & Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short & Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Stripped Securities. The Balanced Fund, the Bond Funds, and the Money Market Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Funds are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.

     The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board.

     In addition, the Balanced Fund, the Bond Funds and the Money Market Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. Each of the Bond Funds and the Money Market Funds may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Money Market Funds may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Money Market Funds will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Money Market Funds will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

     Variable Amount Master Demand Notes. Each of the Funds may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Money Market Funds may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

     Variable and Floating Rate Instruments. Debt instruments in which the Funds invest may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     In determining average weighted portfolio maturity of a Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

     In determining average weighted portfolio maturity of a Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

     Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual circumstances.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P(R), Moody's, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     In addition, the Cash Investment Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of the Cash Investment Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security's rating may be reduced. The Board or the Advisor or the Sub-Advisor, as the case may be, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

            RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX 500 FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of the Index Fund's corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         The Index 500 Fund does not expect to hold at any particular time all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain the Index 500 Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in its corresponding index. This comparison is made because the Advisor believes that, unless the Index 500 Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Index 500 Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Index 500 Fund differently than the performance of its corresponding index. Conversely, if smaller companies were not purchased by the Index 500 Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Index 500 Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the corresponding index.

     If an issuer drops in ranking, or is eliminated entirely from the corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for the securities than may have been realized, or in losses that may not have been incurred, if the Advisor was not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Index 500 Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund's ability to achieve its investment objective.

     The Index 500 Fund will invest primarily in the common stocks that constitute the corresponding index in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Index 500 Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Index 500 Fund's investment objective.

     The Index 500 Fund may also purchase put and call options on the applicable S&P(R) index that are traded on national securities exchanges. In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P(R) index. These transactions are effected in an effort to have fuller exposure to price movements in the S&P(R) index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P(R) index at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P(R) index. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P(R) index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P(R) index while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by the S&P(R). S&P(R) makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P(R) 500 to trace general stock market performance. S&P(R)'s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P(R) and of the applicable index which is determined, composed and calculated by S&P(R) without regard to the Funds or the Index 500 Fund in particular. S&P(R) has no obligation to take the needs of the Index 500 Fund or the owners of the Index 500 Fund into consideration in determining, composing or calculating the index. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P(R) does not guarantee the accuracy and/or the completeness of the index or any data included therein and S&P(R) shall have no liability for any errors, omissions, or interruptions therein. S&P(R) makes no warranty, express or implied, as to results to be obtained by the Index 500 Fund, owners of the Index 500 Fund, or any other person or entity from the use of the index or any data included therein. S&P(R) makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall S&P(R) have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND,
         TAX-FREE BOND FUND AND TAX-FREE SHORT & INTERMEDIATE BOND FUND

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Funds have not independently verified this information.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State

House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 51% from the payment of State taxes and 49% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

     The State's Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are restricted to a ceiling based upon revenues as a proportion of total personal income for the State. The base year ratio, determined in fiscal year 1978-79, in relation to calendar year 1977 personal income, is 9.49%. Both the constitutional language and implementing statutes provide for other adjustments to the revenue and personal income calculations. If revenues exceed the limit by 1% or more, the amount in excess must be refunded to personal income taxpayers and payers of the State's single business tax. If the limit is exceeded by less than 1%, the excess may be deposited into the State's Budget Stabilization Fund discussed below. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

     In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund ("BSF"), to accumulate balances during years of significant economic growth for utilization in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. In general, the law requires payments into the BSF when real economic growth exceeds 2% and allows withdrawals from the BSF when real economic growth is less than 0%. Funds may also be withdrawn when the State's unemployment rate exceeds 8% or upon appropriation to finance capital outlay or for other projects, or other purposes designated by the Legislature. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF was $579.8 million on September 30, 1997, $1,000.5 million on September 30, 1998, $1,222.5 million on September 30, 1999, $1,264.4 million on September 30, 2000 and $994.2 million on September 30, 2001. (The September 30, 1997 balance was net of a reserve for future education funding of $572.6 million.) Currently enacted legislation authorizes withdrawals of up to $752.0 million during fiscal year 2001-02 and up to $239.0 million during fiscal year 2002-03. If needed, an additional fiscal year 2001-02 withdrawal is authorized in an amount sufficient to balance the fiscal year 2001-02 General Fund budget.

     In 1999, legislation was passed completely phasing out the single business tax ("SBT"). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and is to be reduced annually by 0.1% each January 1 until the tax is completely eliminated. The 1999 legislation also replaced the SBT's capital acquisition deduction with an investment tax credit. The annual reduction does not occur if the BSF balance for the prior fiscal year is $250 million or less. SBT rate reductions will cease until the BSF fiscal year ending balance returns to a level above $250 million. The BSF balance fell below the $250 million threshold at the end of the State's 2002 fiscal year. As a result, the SBT was reduced on January 1, 2003 and will remain at its current rate of 1.9 percent until the BSF balance goes back above $250 million. However, pursuant to legislation enacted in the summer of 2002, the SBT is repealed for tax years beginning after December 31, 2009.

     Property tax and school finance reform measures enacted in 1993 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50% of true cash value. Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax and cut the State's income tax rate from 4.6% to 4.4%. These measures shift significant portions of the cost of local school operations from local school districts to the State and raise additional State revenues to fund these additional State expenses. These new State revenues are included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future. Pursuant to legislation effective August 1, 2002, Michigan's cigarette tax was raised again from $0.75 per pack to $1.25 per pack. Michigan's cigarette tax is currently distributed 33.0 percent to the General Fund and 54.2 percent to the School Aid Fund, with the remainder divided between various health programs and local units of government. For fiscal years 2005 through 2007, a portion of the General Fund proceeds from the cigarette tax will be deposited into the State's Budget Stabilization Fund.

     The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State's favor, would result in contingency gains to the State's General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

     On November 24, 1999, the Michigan Court of Claims in Jefferson Smurfit Corporation v State of Michigan, File No. 98-17140-CM, ruled that the site-based capital acquisition deduction in Michigan's single business tax act is unconstitutional. On November 13, 2001, the Michigan Court of Appeals in Jefferson Smurfit Corporation v Michigan Department of Treasury, Docket No. 224267, upheld the site-based capital acquisition deduction in Michigan's Single Business Tax Act. According to the Michigan Department of Treasury, the potential financial impact of this decision is uncertain. The taxpayer filed an application for leave to appeal to the Michigan Supreme Court on February 1, 2002.

     On August 22, 1994, the Ingham Circuit and Probate Courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County entitled 30th Judicial Circuit, et al v Governor, et al, for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under MCL 600.9947; MSA 27A.9947, the court funding statute. The 30th

Judicial Circuit, et al v. Governor, et al case has been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10th Judicial Circuit, et al v State of Michigan, et al (Saginaw Circuit Court No. 94-2936-AA-1/Court of Claims No. 94-15534-CM). Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

     On November 15, 2000, more than 365 Michigan school districts and individuals filed two suits in the Michigan Court of Appeals. In amended complaints, the school district plaintiffs increased their number to 457 in the first suit, Durant, et al v. State, et al ("Durant III"), and to 463 in the second suit, Adair, et al v. State, et al ("Adair"). On May 10, 2002, the Court of Appeals issued a decision on Durant III, holding that 2000 PA 297 does not violate the Michigan Constitution. On May 31, 2002, the Durant III plaintiffs filed a motion for rehearing in the Court of Appeals, which the Court of Appeals denied on July 17, 2002. On August 14, 2002, the Durant III plaintiffs filed a delayed application for leave to appeal and a motion for immediate consideration of the delayed application for leave with the Michigan Supreme Court.

     Durant III has asserted that the school aid appropriation act, 2000 PA 297, violates Michigan Constitution, Article 9 (S) (S) 25-34 (the "Headlee Amendment"), because it allegedly transfers per pupil revenue guaranteed to school districts under Const 1963 Article 9, (S) 11 for unrestricted school operating purposes, in order to satisfy the State's independent funding obligation to those school districts under Article 9, (S) 29. Among their claims for relief, the plaintiffs in Durant III have sought a monetary remedy, including approximately $1.7 billion for the 1999-00 through 2002-03 school years for the State's alleged underfunding of special education programs and services and a declaratory judgment that the State, through 2000 PA 297, is violating Article 9, (S) 11 and Article 9, (S) 29. They also seek attorneys' fees and costs of litigation.

     Adair asserts that the State has, by operation of law, increased the level of various specified activities and services beyond that which was required by State law as of December 23, 1978 and, subsequent to December 23, 1978, added various specified new activities or services by State law, including mandatory increases in student instruction time, without providing funding for these new activities and services, all in violation of the Headlee Amendment. The Adair plaintiffs have requested declaratory relief, attorney's fees and litigation costs, but do not seek a money judgment.

     On April 23, 2002, the Court of Appeals dismissed the plaintiffs' complaint in Adair in its entirety and with prejudice. The Court held that all of the Adair plaintiffs were barred from prosecuting all but one of their claims by either the doctrine of res judicata or the principle of release. With regard to the record-keeping claim, the Court held that this is not a new activity or an increase in the level of a state-mandated activity within the meaning of the Headlee Amendment. The Adair plaintiffs filed an application for leave to appeal in the Michigan Supreme Court on May 14, 2002.

     The ultimate disposition of the legal proceedings described above is not presently determinable.

     The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industries accounted for 33% of the State's work force. By 1998, this figure had fallen to the current figure of 14.4%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 70% of the civilian labor force is currently engaged in service related employment.

     As of the date of this SAI, the State's general obligation bonds have been rated "AAA" by S&P, "Aaa" by Moody's, and "AA+" by Fitch, but have been put on negative watch. In September, 2000, the State received an upgrade from S&P from its prior rating of "AA+". In October, 2000, the State received an upgrade from Moody's from its prior rating of "Aa1". The State received an upgrade from Fitch from its prior rating of "AA" in April 1998. Such ratings are in each case based upon certain information and materials concerning the bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

     Except with respect to the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund, as a matter of fundamental policy, each Fund:

     1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein;
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Shall be a "diversified company" as that term is defined in the 1940 Act (except for the International Bond Fund), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The International Bond Fund shall be a "non-diversified company" as that term is defined in the 1940 Act.; and

     8. May not "concentrate" its investments in a particular industry (except those Funds listed below), except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and, with respect to the Money Market Funds, clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          The Real Estate Equity Investment Fund may concentrate in securities of issuers in the real estate industry.

     None of the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund or Power Plus Fund may:

     1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses;
          (iii) except that the Future Technology Fund will invest more than 25% of its total assets in the technology industry; and (iv) except that the Power Plus Fund will invest more than 25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

     2. (For each Fund except the Future Technology Fund) with respect to 75% of a Fund's assets, invest more than 5% of a Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Future Technology Fund and NetNet Fund of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

     Additional investment restrictions adopted by each Fund of MFI, which may be changed by the Board, provide that each Fund may not:

     1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions;

     2. (For each Fund except Future Technology Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the Future Technology Fund may not with respect to 50% of each Fund's assets, invest more than 5% of each Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     The Healthcare Fund may not:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry except that the Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries;

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by a Fund's Prospectus; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by the Healthcare Fund, which may be changed by the Board, provide that the Fund may not:

     1.   Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceed 15% (10% for the Money Market Funds) because of changes in the value of a Fund's investments, a Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUNDS

     Each of MST, MFI and MFFT is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds' activities.

     Directors/Trustees and Officers. Information about the Directors/Trustees and officers of MST, MFI and MFFT, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).



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                                                                                                      Number of
                                                                                                    Portfolios in       Other
                                                                                                     Fund Complex   Directorships
Name,                         Position(s)   Term of Office/(1)/         Principal Occupation(s)      Overseen by       Held by
Address                        with the        and Length of                   During                 Director/       Director/
and Age                      Munder Funds    Time Served /(2)/               Past 5 Years             Trustee          Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested
Directors/Trustees

---------------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott           Director/      Indefinite            Consultant, self-employed            31           None
c/o The Munder Funds         Trustee and    since 11/89           (since 7/95); Senior Advisor to
480 Pierce Street            Chairman                             President, Western Michigan
Suite 300                                                         University (7/95 to 12/98);
Birmingham, MI 48009                                              Trustee, @Vantage (since 8/00).
Age 71.

---------------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.            Director/      Indefinite            Chairman and Chief Executive         31           None
c/o The Munder Funds         Trustee and    since 2/93            Officer, Walbridge Aldinger
480 Pierce Street            Vice                                 Company (construction company)
Suite 300                    Chairman                             (since 1991); Trustee, @Vantage
Birmingham, MI 48009                                              (since 8/00).
Age 56.

---------------------------------------------------------------------------------------------------------------------------------
David J. Brophy              Director/      Indefinite            Professor of Finance,                31           PCS Research
c/o The Munder Funds         Trustee        since 5/93            University of Michigan-Business                   Technology
480 Pierce Street                                                 School (since 8/66); Trustee,                     Inc.
Suite 300                                                         @Vantage (since 8/00).                            (financial
Birmingham, MI 48009                                                                                                technology
Age 67.                                                                                                             company)
                                                                                                                    (since 2/02).

---------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne          Director/      Indefinite            Vice President, Macomb College       31           None
c/o The Munder Funds         Trustee        since 11/89           (since 2001); Dean, Macomb
480 Pierce Street                                                 College (since 9/97); Trustee,
Suite 300                                                         @Vantage (since 8/00).
Birmingham, MI 48009
Age 65.

---------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert             Director/      Indefinite            Director, President and Chief        31           None
c/o The Munder Funds         Trustee        since 2/93            Executive Officer, Capital
480 Pierce Street                                                 Automotive REIT (real estate
Suite 300                                                         investment trust specializing
Birmingham, MI 48009                                              in retail automotive
Age 56.                                                           properties) (since 10/97);
                                                                  Trustee, @Vantage (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Number of
                                                                                                    Portfolios in       Other
                                                                                                     Fund Complex   Directorships
Name,                         Position(s)   Term of Office/(1)/       Principal Occupation(s)        Overseen by       Held by
Address                        with MST,       and Length of                 During                   Director/       Director/
and Age                      MFI and MFFT    Time Served /(2)/             Past 5 Years               Trustee          Trustee
---------------------------------------------------------------------------------------------------------------------------------
John Engler                  Director/      Indefinite            President of State and Local           31         Universal
c/o The Munder Funds         Trustee        since 2/03            Government/Vice President of                      Forest
480 Pierce Street                                                 Government Solutions for North                    Products,
Suite 300                                                         America, Electronic Data                          Inc.
Birmingham, MI 48009                                              Systems Corp. (computer                           (manufacturer
Age 54.                                                           services) (since 1/03);                           and
                                                                  Governor of the State of                          distributor
                                                                  Michigan (1/91 to 1/03).                          of lumber
                                                                                                                    products)
                                                                                                                    (since
                                                                                                                    1/03);
                                                                                                                    Northwest
                                                                                                                    Airlines
                                                                                                                    (since
                                                                                                                    1/03).

---------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter             Director/      Indefinite            President and Chief Executive          31         None
3990 John R.                 Trustee        Since 2/01            Officer of the Detroit Medical
Detroit, MI 48201                                                 Center (since 3/99; Professor
Age 47.                                                           with Tenure and Chairman of
                                                                  Radiation Oncology of Wayne
                                                                  State University School of
                                                                  Medicine (3/91 to 3/99);
                                                                  Trustee, @Vantage (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------

Interested Director/Trustee

---------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan/(3)/      Director/      Indefinite            President of Monahan                   31         CMS Energy
3707 West Maple Rd.          Trustee        Since 8/00            Enterprises, LLC (consulting                      Corporation
Suite 102                                                         company) (since 6/99); Chairman                   (energy
Bloomfield Hills, MI 48301                                        of Munder Capital Management                      company)
Age 64.                                                           (investment advisor) (10/99 to                    (since
                                                                  12/00); Chairman and Chief                        12/02);
                                                                  Executive Officer of Munder                       Director,
                                                                  Capital Management (10/99 to                      Guilford
                                                                  12/99); President of Comerica                     Mills, Inc.
                                                                  Incorporated (bank holding                        (supplier of
                                                                  company) (6/92 to 6/99);                          automotive
                                                                  Trustee, @Vantage (since 8/00).                   textile
                                                                                                                    products)
                                                                                                                    (since
                                                                                                                    10/02).

---------------------------------------------------------------------------------------------------------------------------------


----------
    /(1)/ The Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of MST, MFI and MFFT, any Director/Trustee shall retire as trustee at the end of the calendar year in which the director/trustee attains the age of 75 years.

    /(2)/ Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

    /(3)/ Mr. Monahan is an "interested" director/trustee as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

-----------------------------------------------------------------------------------------------------------------------------
Name,                         Position(s)    Term of Office/(1)/ and
Address                     with the Munder      Length of Time
and Age                          Funds             Served/(2)/              Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Officers

-----------------------------------------------------------------------------------------------------------------------------
James C. Robinson           President        through 2/04;             Chairman and Chief Executive Officer of Munder
480 Pierce Street                            since 5/00                Capital Management (investment advisor) (since
Suite 300                                                              1/00); Chief Investment Officer/Fixed Income of
Birmingham, MI 48009                                                   Munder Capital Management (1/90 to 1/00); President
Age 42.                                                                of @Vantage (8/00).

-----------------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg      Vice President   through 2/04;             General Counsel of Munder Capital Management
480 Pierce Street           and Secretary    since 8/00                (investment advisor) (since 7/00); Deputy General
Suite 300                                                              Counsel of Strong Capital Management, Inc.
Birmingham, MI 48009                                                   (investment advisor) (12/92 to 7/00); Vice
Age 45.                                                                President and Secretary of @Vantage (since 8/00).

-----------------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund            Vice President   through 2/04;             Chief Administration Officer of Munder Capital
480 Pierce Street                            since 2/01                Management (investment advisor) (since 5/00);
Suite 300                                                              Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                                   private equity group) (10/99 to 5/00); Sr.
Age 37.                                                                Portfolio Manager of Munder Capital Management
                                                                       (1/98 to 10/99); Vice President of @Vantage (since
                                                                       2/01).

-----------------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski            Treasurer        through 2/04;             Controller of Munder Capital Management (investment
480 Pierce Street                            since 8/01                advisor) (since 6/01); Corporate Accounting
Suite 300                                                              Manager, DaimlerChrysler Corporation (automotive
Birmingham, MI 48009                                                   manufacturer) (9/99 to 6/01); Manager, Audit and
Age 34.                                                                Business Advisory Practice, Arthur Andersen LLP
                                                                       (5/95 to 9/99); Treasurer of @Vantage (since 8/01).

-----------------------------------------------------------------------------------------------------------------------------
David Rumph                 Assistant        through 2/04;             Analyst of Munder Capital Management (investment
480 Pierce Street           Treasurer        since 8/01                advisor) (since 4/01); Analyst, Controller's Group,
Suite 300                                                              Delphi Automotive Corp. (automotive supplier) (6/99
Birmingham, MI 48009                                                   to 4/01); Manager, Mutual Fund Operations, Banc One
Age 31.                                                                (4/97 to 6/99); Assistant Treasurer of @Vantage
                                                                       (since 8/01).

-----------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith           Assistant        through 2/04;             Director of Mutual Fund Operations of Munder Capital
480 Pierce Street           Treasurer        since 5/00                Management (investment advisor) (since 3/01); Manager
Suite 300                                                              of Mutual Fund Operations of Munder Capital Management
Birmingham, MI 48009                                                   (since 3/00); Administrator of Mutual Fund Operations
Age 31.                                                                of Munder Capital Management (8/99 to 2/00); Assistant
                                                                       Vice President, Madison Mosaic, LLC (advisor to the
                                                                       Mosaic Funds) (9/98 to 7/99); Assistant Director of
                                                                       Shareholder Service, Madison Mosaic, LLC (advisor to
                                                                       the Mosaic Funds) (4/97 to 8/98); Assistant Treasurer
                                                                       of @Vantage (since 8/01).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name,                         Position(s)    Term of Office/(1)/ and
Address                      with MST, MFI       Length of Time
and Age                        and MFFT            Served/(2)/              Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Melanie Mayo West           Assistant        through 2/04;             Associate General Counsel of Munder Capital
480 Pierce Street           Secretary        since 2/02                Management (investment advisor) (since 11/01);
Suite 300                                                              Associate, Dykema Gossett PLLC (law firm) (8/98 to
Birmingham, MI 48009                                                   11/01); Associate, Hertz, Schram & Saretsky, P.C.
Age 36.                                                                (law firm) (3/98 to 8/98); Assistant Secretary of
                                                                       @Vantage (since 8/01).

-----------------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker           Assistant        through 2/04;             Associate General Counsel of Munder Capital
480 Pierce Street           Secretary        since 8/99                Management (investment advisor) (since 3/98);
Suite 300                                                              Assistant Secretary of @Vantage (since 8/01).
Birmingham, MI 48009
Age 49.
----------------------------------------------------------------------------------------------------------------------------



----------
     /(1)/ The officers are elected annually by the Board.
     /(2)/ Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.


     Standing Committees of the Board. The Funds have a standing Audit Committee presently consisting of Mr. Eckert, Dr. Brophy, Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not "interested" persons (as defined in the 1940 Act) of the Funds. The principal functions of the Funds' Audit Committee are to recommend to the Board the appointment of the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board has adopted a written charter for the Audit Committee. During the last fiscal year of the Funds, the Audit Committee met two times.

     The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Hon. Engler, Mr. Eckert and Mr. Rakolta. The function of the Nominating Committee is to recommend candidates for election to the Board as independent directors/trustees. The Committee will not consider nominees recommended by stockholders. There were no nominees to be considered so the Nominating Committee did not meet during the most recently completed fiscal year of the Funds.

     The Funds have a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne, Hon. Engler, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds' management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds' compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Funds.

     Management Ownership of the Funds. The following table sets forth, for each Director/Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund complex overseen by each Director/Trustee as of December 31, 2002.

-------------------------------------------------------------------------------------------------
                                                             Aggregate Dollar Range of Equity
                                      Dollar Range of     Securities in All Registered Investment
                                   Equity Securities in      Companies Overseen by Trustee in
                                       the Funds              Family of Investment Companies
-------------------------------------------------------------------------------------------------
Non-Interested
Directors/Trustees
-------------------------------------------------------------------------------------------------
Charles W. Elliott                                                     Over $100,000
-------------------------------------------------------------------------------------------------
   Cash Investment Fund                Over $100,000
-------------------------------------------------------------------------------------------------
   Future Technology Fund             $10,001-$50,000
-------------------------------------------------------------------------------------------------
   NetNet Fund                        $10,001-$50,000
-------------------------------------------------------------------------------------------------
   All other Funds                         None
-------------------------------------------------------------------------------------------------
John Rakolta, Jr.                                                      Over $100,000
-------------------------------------------------------------------------------------------------
   Future Technology Fund             $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Index 500 Fund                      Over $100,000
-------------------------------------------------------------------------------------------------
   NetNet Fund                         Over $100,000
-------------------------------------------------------------------------------------------------
   All other Funds                   $50,001-$100,000
-------------------------------------------------------------------------------------------------
David J. Brophy                                                       $10,001-$50,000
-------------------------------------------------------------------------------------------------
   NetNet Fund                        $10,001-$50,000
-------------------------------------------------------------------------------------------------
   All other Funds                         None
-------------------------------------------------------------------------------------------------
Joseph E. Champagne                                                   $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Balanced Fund                        $1-$10,000
-------------------------------------------------------------------------------------------------
   Future Technology Fund               $1-$10,000
-------------------------------------------------------------------------------------------------
   Micro-Cap Equity Fund                $1-$10,000
-------------------------------------------------------------------------------------------------
   NetNet Fund                          $1-$10,000
-------------------------------------------------------------------------------------------------
   U.S. Government Income Fund        $10,001-$50,000
-------------------------------------------------------------------------------------------------
   All other Funds                         None
-------------------------------------------------------------------------------------------------
 Thomas D. Eckert                                                     $50,001-$100,000
-------------------------------------------------------------------------------------------------
   Healthcare Fund                    $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Real Estate Equity Investment
   Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Small-Cap Value Fund               $10,001-$50,000
-------------------------------------------------------------------------------------------------
   All other Funds                          None
-------------------------------------------------------------------------------------------------
Arthur T. Porter                            None                           None
-------------------------------------------------------------------------------------------------
John Engler                                 None                           None
-------------------------------------------------------------------------------------------------
Interested Director/Trustee
-------------------------------------------------------------------------------------------------
Michael T. Monahan                                                     Over $100,000
-------------------------------------------------------------------------------------------------
   Cash Investment Fund                 $1-$10,000
-------------------------------------------------------------------------------------------------
   Multi-Season Growth Fund           $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Small Company Growth Fund          $10,001-$50,000
-------------------------------------------------------------------------------------------------
   Small-Cap Value Fund              $50,001-$100,000
-------------------------------------------------------------------------------------------------
   Tax-Free Money Market Fund          Over $100,000
-------------------------------------------------------------------------------------------------
   All other Funds                    $10,001-$50,000
-------------------------------------------------------------------------------------------------


     As of the date of this SAI, no officer, director or employee of the Advisor, Sub-Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from MST, MFI or MFFT. As of August 1, 2003 the Directors/Trustees and officers of the Funds, as a group, owned less than 1% of outstanding shares of each class of each Fund, except that they collectively owned 2.69% of the Class Y shares of the Emerging Markets Fund; 3.47% of the Class Y shares of the Future Technology Fund; 3.27% of the Class Y shares of the Micro-Cap Equity Fund; 10.34% of the Class Y shares of the NetNet Fund; and 2.51% of the Class Y shares of the Healthcare Fund.

     The initial sales charge on Class A shares of the Funds is waived for full-time employees and retired employees of the Advisor or its affiliates, employees of the Custodian, Distributor, Sub-Administrators and Transfer Agent and their immediate family members, and individuals with an investment account or relationship with the Advisor.

     Compensation. Directors/Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST, MFI and MFFT for service on the Board of $68,000 (($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors and Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Boards of Directors/Trustees of MFI, MFT, MFFT, St. Clair and @Vantage adopted a deferred compensation plan ("Plan") on August 14, 2001 and the Board of MST adopted the same Plan on February 11, 2003. As amended and restated June 13, 2003, the combined Plan permits each Director/Trustee who receives compensation from the Funds of MST, MFI, MFFT and @Vantage to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's initial adoption by MFI, MFT, MFFT, St. Clair and @Vantage, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MFI, MFFT and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MFI, MFFT and @Vantage, payable out of the general assets and property of such Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Director/Trustee (up to 10 years). If a Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

     The following table summarizes the compensation paid to the Directors/Trustees of MST, MFI and MFFT (including in their role as Directors/Trustees of the Predecessor Funds) and @Vantage, including committee fees for the twelve-month period ended June 30, 2002.

                                                   Compensation Table
-----------------------------------------------------------------------------------------------------------------
                                                                          Pension or
                                                                          Retirement                    Total
                                                                           Benefits    Estimated     Compensation
                                                                          Accrued as     Annual       from Fund
                        Aggregate        Aggregate         Aggregate        Part of     Benefits     Complex Paid
Name of                Compensation     Compensation     Compensation        Fund         upon      to Directors/
Director/Trustee      from MST /(1)/   from MFI /(1)/   from MFFT /(1)/    Expenses    Retirement   Trustees/(1)/
-----------------------------------------------------------------------------------------------------------------
Charles W. Elliott       $67,963          $10,389           $3,648           None         None         $85,000
-----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.        $58,363          $ 8,983           $3,154           None         None         $73,500
-----------------------------------------------------------------------------------------------------------------
David J. Brophy          $56,484          $ 8,708           $3,058           None         None         $71,250
-----------------------------------------------------------------------------------------------------------------
Joseph E. Champagne      $57,528          $ 8,861           $3,111           None         None         $72,500
-----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert         $58,363          $ 8,983           $3,154           None         None         $73,500
-----------------------------------------------------------------------------------------------------------------
John Engler /(2)/          None             None             None            None         None           None
-----------------------------------------------------------------------------------------------------------------
Michael T. Monahan       $54,606          $ 8,433           $2,961           None         None         $69,000
-----------------------------------------------------------------------------------------------------------------
Arthur T. Porter         $54,606          $ 8,433           $2,961           None         None         $69,000
-----------------------------------------------------------------------------------------------------------------

----------

/(1)/ As of August 25, 2003, there are four investment companies (MST, MFI,
     MFFT and @Vantage) and 31 funds in the Fund Complex. Amounts paid to the Director/Trustee when such Director/Trustee was a Director/Trustee of the Predecessor Funds are included in the amounts provided for MST, and are excluded from the amounts provided for MFI and MFFT. Amounts provided for the Fund Complex for the period include those paid to the Director/Trustee by MST (including amounts paid by the Predecessor Funds), MFI, MFFT and @Vantage. For the fiscal year ended June 30, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation from the Fund Complex deferred by the Directors/Trustees was $85,000 for Mr. Elliott, $72,500 for Mr. Eckert and $69,000 for Dr. Porter.

/(2)/ Hon. Engler did not begin serving as a Director/Trustee until February 5, 2003 for MST and April 28, 2003 for MFI and MFFT.


     Material Relationships of the Non-Interested Directors/Trustees. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

     As of December 31, 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years of 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

     Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2001 and 2002, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2001 and 2002, Walbridge had a stand-by line of credit with Comerica Bank. In both cases, these lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

     During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

     None of the Funds' Directors/Trustees or officers has any arrangement with any other person pursuant to which the Director/Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Non-Interested Directors/Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

     Trustee Liability - Munder Series Trust. The Declaration of Trust of MST provides that all persons having any claim against the Trustees of MST or MST shall look solely to the MST trust property for payment; that no Trustee of MST shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MST; and that no Trustee of MST shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust of MST provides that a Trustee of MST is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee of MST, and that the Trustees of MST will indemnify officers, representatives and employees of MST to the same extent that Trustees of MST are entitled to indemnification.

     Shareholder and Trustee Liability - Munder Framlington Funds Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, MFFT's Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability in connection with the assets of MFFT for the acts or obligations of MFFT, and that every note, bond, contract, order or other undertaking made by the MFFT shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of MFFT, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust of MFFT, as amended, also provides that MFFT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of MFFT, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which MFFT itself would be unable to meet its obligations.

     The Declaration of Trust of MFFT, as amended, further provides that all persons having any claim against the Trustees of MFFT or MFFT shall look solely to the trust property for payment; that no Trustee of MFFT shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MFFT; and that no Trustee of MFFT shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust of MFFT, as amended, provides that a Trustee of MFFT is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee of MFFT, and that the Trustees of MFFT will indemnify officers, representatives and employees of MFFT the same extent that Trustees of MFFT are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor and Sub-Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. The Advisor replaced World Asset Management LLC ("World") as investment advisor to the Index 500 Fund and the International Equity Fund on October 15, 2001, following the merger of World, formerly a wholly-owned subsidiary of the Advisor, into the Advisor. World Asset Management, a division of the Advisor, continues to be responsible for managing these Funds. Comerica Bank is a substantial record holder of the outstanding shares of many of the Funds, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

     The Sub-Advisor, Framlington Overseas Investment Management Limited, is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC Holdings plc, a banking and financial services organization based in the United Kingdom.

     The Predecessor Funds and the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund (together with the Predecessor Funds, the "Pre-Reorganization Funds") entered into Investment Advisory Agreements ("Pre-Reorganization Advisory Agreements") with the Advisor that were approved by the Boards of Directors/Trustees of the Pre-Reorganization Funds and by their shareholders. In addition, each of the Funds other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund entered into Investment Advisory Agreements ("MST Advisory Agreements") with the Advisor that were approved by the Board of Trustees of MST and by the shareholders of each such Fund. The Healthcare Fund and the Predecessor Funds to the Emerging Markets Fund and International Growth Fund also entered into an Investment Sub-Advisory Agreement ("Pre-Reorganization Sub-Advisory Agreement") with the Advisor and Sub-Advisor that was approved by the Board of Trustees of MFFT and by the shareholders of each such Fund. The Emerging Market Fund and International Growth Fund entered into an Investment Sub-Advisory Agreement ("MST Sub-Advisory Agreement") that was approved by the Board of Trustees of MST and by the shareholders of both Funds.

     As of the date of this SAI, the Board last approved the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement on May 20, 2003. At that time, the Board also approved the combination of the Pre-Reorganization Advisory Agreements with the MST Advisory Agreements ("Combined Advisory Agreements") and the combination of the Pre-Reorganization Sub-Advisory Agreement with the MST Sub-Advisory Agreement ("Combined Sub-Advisory Agreement"). Each of the Combined Advisory Agreements and Combined Sub-Advisory Agreement became effective on June 13, 2003.

     In determining whether to approve the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement the Board requested, and received from the Advisor and Sub-Advisor, information that the Board believed to be reasonably necessary to reach their conclusion. The Board carefully evaluated this information and were advised by legal counsel to the Funds and by legal counsel to the Non-Interested Directors/Trustees with respect to their deliberations. In considering the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, the Board reviewed numerous factors. The Board first reviewed each series' investment performance during the previous year and for all relevant prior periods. Although investment performance was a factor in determining that the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement should be continued, the following factors were also considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor and Sub-Advisor, as applicable: (a) services provided under the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement; (b) requirements of the Funds and the Predecessor Funds for the services provided by the Advisor and Sub-Advisor;
(c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of each of the Funds and each Predecessor Fund;
(f) the Advisor's and Sub-Advisor's commitments to operating the Funds at competitive expense levels; (g) profitability of the Advisor and Sub-Advisor with respect to its relationship with the Funds and the Predecessor Funds; (h) the capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) the historical relationship between each of the Funds and the Predecessor Funds and the Advisor and the Sub-Advisor.

     Current management fees were also reviewed in the context of the Advisor's and Sub-Advisor's profitability. In addition, the Board reviewed an analysis prepared by an independent third party comparing each of the Funds' and Predecessor Funds' expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Board considered the following factors in evaluating the continuation of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor and Sub-Advisor under the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, as applicable, in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's and Sub-Advisor's relationship with each of the Funds and the Predecessor Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor and Sub-Advisor, in light of the high quality services provided by the Advisor and Sub-Advisor in their management of each of the Funds and the Predecessor Funds and each of the Funds' and Predecessor Funds' historic performance, including the success of the Funds and Predecessor Funds in achieving stated investment objectives; (c) the Advisor's and Sub-Advisor's entrepreneurial commitment to the management of the Funds and Predecessor Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's and Sub-Advisor's resources to the successful operation of the Funds; (d) the Advisor's and Sub-Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor and Sub-Advisor.

     Based on their review of the information requested and provided, and following extended discussions concerning the same, the Board determined that continuing the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement for an additional annual period on the basis of the foregoing review and discussions. In particular, the Board noted the following factors, among others, in making its determination:

     . The terms of the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement, including the services to be provided to the Funds and the advisory fees payable by the Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Pre-Reorganization Advisory Agreements, the Pre-Reorganization Sub-Advisory Agreement, the MST Advisory Agreements and the MST Sub-Advisory Agreement did not increase investment advisory fees payable by any Fund or overall operating expenses of any Fund over historical fee and expense levels. The Board also noted that the Advisor's profitability of operations with respect to the Funds during the past year was lower than that of other advisors, based upon the Board's review of publicly available information.

     . The Advisor and the Sub-Advisor have historically provided high-quality services in their management of the Funds and the Predecessor Funds and is committed to the successful operation of the Funds. Based upon the information provided to the Board, the Board expected that the Advisor and the Sub-Advisor would continue to provide high-quality services to the Funds. The Board reviewed the performance of each Fund and each Predecessor Fund relative to its benchmark securities and market indices and comparable funds and, given the difficult economic and market environment, concluded that the performance of the Advisor and the Sub-Advisor was acceptable under the circumstances. While the historical relative performance of the Funds and the Predecessor Funds has varied over time, the Board concluded that the Advisor and the Sub-Advisor were taking positive steps to improve the performance of the Funds relative to their respective benchmarks. The Advisor and the Sub-Advisor described for the Board the continuing implementation of an investment management methodology focused on managing the risk and reducing the negative variance of each Fund's performance relative to its benchmark, which the Advisor and the Sub-Advisor advised the Board should produce more predictable long-term performance for each Fund relative to its benchmark. In addition, the Board noted that the Advisor has committed significant additional resources to the operation of the Funds and the Predecessor Funds in recent years. While maintaining continuity of the management of the Funds, the Advisor has also been increasing its capabilities by adding additional investment management staff and upgrading systems.

     Subsequent to May 2002, the Board continued to receive regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor and Sub-Advisor.

     On February 11, 2003, the Board considered and approved the MST Investment Advisory Agreements approved the MST Investment Sub-Advisory Agreement. MST Advisory Agreements and MST Sub-Advisory Agreement are substantially similar to the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement, respectively, in all material respects, including the term, except as discussed further below. MST Advisory Agreements and MST Sub-Advisory Agreement will each expire on May 20, 2004, unless the continuation of MST Advisory Agreements and MST Sub-Advisory Agreement for a one-year period is approved by the Board on or before May 20, 2004. When considering the approval of MST Advisory Agreements and MST Sub-Advisory Agreement, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement in May 2002, and had been receiving regular updates on the performance of each of the Funds and Predecessor Funds and other matters relevant to the performance of the Advisor after that date; and (b) MST Advisory Agreements and MST Sub-Advisory Agreement are substantially similar to those of the Pre-Reorganization Advisory Agreements and Pre-Reorganization Sub-Advisory Agreement, respectively, in all material respects, including the term (which will expire on May 20, 2004, subject to review and approval by the Board of the continuation of MST Advisory Agreements and MST Sub-Advisory Agreement for a one-year period.

     Shareholders of the Funds (except the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund, Power Plus Fund and Healthcare Fund) also approved the MST Advisory Agreements and MST Sub-Advisory Agreement following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of MST at shareholder meetings held on April 28, 2003, April 30, 2003, May 15, 2003, May 28, 2003 and June 12, 2003.

     Under the terms of the Pre-Reorganization Advisory Agreements and the MST Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

     Under the terms of the Pre-Reorganization Sub-Advisory Agreement and the MST Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Sub-Advised Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Sub-Advised Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Sub-Advised Funds. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

     If not sooner terminated, the Combined Advisory Agreements and Combined Sub-Advisory Agreement will continue in effect until May 20, 2004, and for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Combined Advisory Agreements or Combined Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Combined Advisory Agreement or Combined Sub-Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Fund. The Sub-Advisor may terminate its sub-advisory relationship with respect to a Sub-Advised Fund without penalty upon 90 days' written notice to the Fund. Each Combined Advisory Agreement and Combined Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     Under the Pre-Reorganization Advisory Agreements, the Funds paid the Advisor annual fees for the services performed based on a percentage of each Fund's average daily net assets, computed daily and paid monthly. For the advisory services provided and expenses assumed by it under the MST Advisory Agreements and Combined Advisory Agreements, the Advisor has agreed to an annual fee from each Fund other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund computed daily and paid daily. The rates of compensation for each Fund are set forth below:

1.25% of net assets
     .    Emerging Markets Fund

1.00% of the first $250 million of average daily net assets and 0.75% of average daily net assets in excess of $250 million
     .    Healthcare Fund

1.00% of the first $250 million of net assets and 0.75% of net assets in excess of $250 million
     .    International Growth Fund

1.00% of average daily net assets
     .    Micro-Cap Equity Fund

1.00% of the first $4 billion of average daily net assets; 0.95% of average daily net assets from $4 billion to $5 billion; and 0.90% of average daily net assets in excess of $5 billion
     .    Future Technology Fund
     .    NetNet Fund

0.75% of net assets
     .    International Equity Fund
     .    Large-Cap Value Fund
     .    MidCap Select Fund
     .    Multi-Season Growth Fund
     .    Small-Cap Value Fund
     .    Small Company Growth Fund

0.75% of average daily net assets
     .    Power Plus Fund

0.74% of net assets
     .    Real Estate Equity Investment Fund

0.65% of net assets
     .    Balanced Fund

0.50% of net assets
     .    Bond Fund
     .    Intermediate Bond Fund
     .    International Bond Fund
     .    Michigan Tax-Free Bond Fund
     .    Tax-Free Bond Fund
     .    Tax-Free Short & Intermediate Bond Fund
     .    U.S. Government Income Fund

0.35% of net assets
     .    Cash Investment Fund
     .    Tax-Free Money Market Fund


0.20% of the first $250 million of net assets; 0.12% of the next $250 million of net assets and 0.07% of net assets in excess of $500 million
     .    Index 500 Fund

     The Advisor pays the Sub-Advisor with respect to each Sub-Advised Fund an amount equal to 40% of the net revenues earned by the Advisor with respect to that Fund. For purposes of this calculation, "net revenues" with respect to a Sub-Advised Fund is equal to the amount of advisory fees charged by the Advisor for that Fund, above, less the sum of (i) any advisory fee waivers and expense reimbursements made by the Advisor for that Fund, and (ii) any payments made by the Advisor to broker/dealers, wirehouses, or other third party intermediaries based on sales of the Fund made by, and/or assets of the Fund held through, such entities.

     The advisory fees for each of the Funds (including when they were Predecessor Funds, if applicable) for the last three fiscal years are set forth below.

--------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal year ended                Fiscal year ended               Fiscal year ended
                                 June 30, 2000                    June 30, 2001                   June 30, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                 Advisory                         Advisory                        Advisory
                                 Fees            Advisory         Fees            Advisory Fees   Fees           Advisory
                                 Received        Fees Waived      Received        Waived          Received       Fees Waived
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                    $260,611        --               $587,199        --              $775,066       --
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                        $1,077,348      --               $852,886        --              $781,032       --
--------------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund             $4,653,012      --               $3,911,444      --              $3,986,802     --
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund            $773,463        --               $668,842        --              $397,052       --
--------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund           $8,502,085      $375,027         $14,555,486     --              $5,263,983     --
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                  $819,735        --               $4,412,869      --              $3,563,750     --
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                   $1,400,748      $56,556          $1,385,781      --              $1,175,053     --
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           $2,355,369      --               $1,976,571      --              $1,904,392     --
--------------------------------------------------------------------------------------------------------------------------------
International Bond Fund          $224,829        --               $168,484        --              $170,262       --
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund        $1,637,127      --               $1,302,005      --              $895,179       --
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund        $787,367        --               $708,907        --              $474,634       --
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal year ended                Fiscal year ended               Fiscal year ended
                                 June 30, 2000                    June 30, 2001                   June 30, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                 Advisory                         Advisory                        Advisory
                                 Fees            Advisory         Fees            Advisory Fees   Fees           Advisory
                                 Received        Fees Waived      Received        Waived          Received       Fees Waived
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund             $1,483,572      --               $1,432,043      --              $1,264,588     --
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund      $280,550        --               $245,905        --              $245,639       --
--------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund            $852,143        --               $1,169,817      --              $1,211,248     --
--------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund               $48,430         $3,256           $162,554        --              $236,107       --
--------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund         $5,251,672      $1,250,000       $5,012,075      $1,092,466      $2,727,808     --
--------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                      $62,796,523     --               $47,862,544     --              $13,357,216    --
--------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund*                 --              --               $197,456        --              $995,733       --
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment    $493,473        --               $451,737        --              $422,244       --
Fund
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund             $716,497        --               $450,929        --              $682,408       --
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund        $1,874,829      --               $1,150,571      --              $598,665       --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund               $771,797        --               $676,657        --              $603,752       --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund       $1,275,367      --               $1,272,701      --              $1,114,133     --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate    $1,220,097      --               $994,412        --              $866,458       --
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund      $1,299,092      --               $1,093,131      --              $1,113,045     --
--------------------------------------------------------------------------------------------------------------------------------


------
*The Power Plus Fund commenced operations on March 13, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.

         The Advisor reimbursed expenses for certain Funds over the last three fiscal years. For the fiscal year ended June 30, 2000, the Advisor reimbursed the Micro-Cap Equity Fund in the amount of $4,684, the Emerging Markets Fund in the amount of $95,447, the Healthcare Fund in the amount of $15,128 and the International Growth Fund in the amount of $17,963. For the fiscal year ended June 30, 2001, the Advisor reimbursed the Future Technology Fund in the amount of $834,674, the MidCap Select Fund in the amount of $47,138, the Emerging Markets Fund in the amount of $37,543 and the International Growth Fund in the amount of $61,862. For the fiscal year ended June 30, 2002, the Advisor reimbursed the Healthcare Fund in the amount of $309,938 and the International Growth Fund in the amount of $81,963.

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of MST, and @Vantage. The Pre-Reorganization Funds originally entered into an Administration Agreement with MCM on June 1, 2002 ("Pre-Reorganization Administration Agreement") and each of the Funds other than the Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund entered into an Administration Agreement with MCM on April 28, 2003 ("MST Administration Agreement"). On May 20, 2003, the Board approved the combination of the Pre-Reorganization Administration Agreement with the MST Administration Agreement ("Combined Administration Agreement"), which became effective on June 13, 2003. Pursuant to the Combined Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds and @Vantage; (ii) monitoring and coordinating the activities of the other service providers of the Funds and @Vantage; (iii) providing fund accounting functions, including overseeing the computation of each Fund's net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Combined Administration

Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Combined Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and MST Company ("State Street"), the former administrator to the Pre-Reorganization Funds, and BISYS Fund Services, Inc., an affiliate of the distributor, to provide certain administrative services to the Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds. For the period from June 1, 2003 through May 31, 2004, MCM has agreed to limit the total amount it may receive in the aggregate from MST and @Vantage to $3.4 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

     Prior to June 1, 2002, State Street received administrative fees from each of the Funds (including when they were Predecessor Funds, if applicable) in the amounts set forth in the table below.


------------------------------------------------------------------------------------------------------------
                                              Fiscal year ended   Fiscal year ended    Period July 1, 2001
                                              June 30, 2000       June 30, 2001        through May 31, 2002
------------------------------------------------------------------------------------------------------------
Balanced Fund                                 $   41,888          $   88,242           $  115,423
------------------------------------------------------------------------------------------------------------
Bond Fund                                     $  222,750          $  165,699           $  152,938
------------------------------------------------------------------------------------------------------------
Cash Investment Fund                          $  845,071          $1,097,429           $1,115,414
------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                         $   62,437          $   53,219           $   31,105
------------------------------------------------------------------------------------------------------------
Future Technology Fund                        $  837,627          $1,409,490           $  525,506
------------------------------------------------------------------------------------------------------------
Healthcare Fund                               $   80,784          $  489,282           $  388,646
------------------------------------------------------------------------------------------------------------
Index 500 Fund                                $1,483,642          $1,300,344           $1,010,809
------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        $  462,659          $  384,215           $  368,239
------------------------------------------------------------------------------------------------------------
International Bond Fund                       $   46,528          $   32,752           $   32,782
------------------------------------------------------------------------------------------------------------
International Equity Fund                     $  218,373          $  168,506           $  116,024
------------------------------------------------------------------------------------------------------------
International Growth Fund                     $   79,480          $   68,802           $   46,594
------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                          $  204,774          $  185,626           $  164,197
------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                   $   58,080          $   47,808           $   47,761
------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                         $   87,836          $  113,687           $  114,924
------------------------------------------------------------------------------------------------------------
MidCap Select Fund                            $    6,086          $   21,076           $   30,383
------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                      $  724,377          $  507,169           $  358,669
------------------------------------------------------------------------------------------------------------
NetNet Fund                                   $6,458,442          $4,632,665           $1,334,984
------------------------------------------------------------------------------------------------------------
Power Plus Fund                               N/A                 $   25,480           $  130,352
------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund            $   69,012          $   59,338           $   55,008
------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                          $   98,907          $   58,501           $   86,097
------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                     $  258,496          $  148,968           $   78,738
------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                            $   83,184          $  131,555           $  118,206
------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                    $  181,877          $  353,452           $  311,933
------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund       $  121,907          $  193,323           $  168,210
------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                   $  268,798          $  212,506           $  215,487
------------------------------------------------------------------------------------------------------------


     For the period June 1, 2002 through June 30, 2002, MCM received administrative fees from the Funds (including when they were Predecessor Funds, if applicable) in the amounts set forth in the table below.

--------------------------------------------------------------------------------
                                                         June 1, 2002 through
                                                         June 30, 2002
--------------------------------------------------------------------------------
Balanced Fund                                            $ 13,200
--------------------------------------------------------------------------------
Bond Fund                                                $ 14,870
--------------------------------------------------------------------------------
Cash Investment Fund                                     $112,047
--------------------------------------------------------------------------------
Emerging Markets Fund                                    $  3,040
--------------------------------------------------------------------------------
Future Technology Fund                                   $ 37,421
--------------------------------------------------------------------------------
Healthcare Fund                                          $ 30,419
--------------------------------------------------------------------------------
Index 500 Fund                                           $102,385
--------------------------------------------------------------------------------
Intermediate Bond Fund                                   $ 42,221
--------------------------------------------------------------------------------
International Bond Fund                                  $  3,951
--------------------------------------------------------------------------------
International Equity Fund                                $ 12,369
--------------------------------------------------------------------------------
International Growth Fund                                $  4,333
--------------------------------------------------------------------------------
Large-Cap Value Fund                                     $ 17,491
--------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                              $  5,112
--------------------------------------------------------------------------------
Micro-Cap Equity Fund                                    $ 16,270
--------------------------------------------------------------------------------
MidCap Select Fund                                       $  3,570
--------------------------------------------------------------------------------
Multi-Season Growth Fund                                 $ 32,217
--------------------------------------------------------------------------------
NetNet Fund                                              $ 92,880
--------------------------------------------------------------------------------
Power Plus Fund                                          $ 12,243
--------------------------------------------------------------------------------
Real Estate Equity Investment Fund                       $  6,545
--------------------------------------------------------------------------------
Small-Cap Value Fund                                     $ 12,362
--------------------------------------------------------------------------------
Small Company Growth Fund                                $  6,932
--------------------------------------------------------------------------------
Tax-Free Bond Fund                                       $ 12,071
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                               $ 30,771
--------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund                  $ 18,374
--------------------------------------------------------------------------------
U.S. Government Income Fund                              $ 24,361
--------------------------------------------------------------------------------


     Distributor. The Funds' Distributor is Funds Distributor, Inc. ("FDI") and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Funds have entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. Under the Distribution Agreement, the Funds pay no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Funds purchased without using a broker or other intermediary, and, as such, FDI receives the applicable commissions and 12b-1 fees associated with such shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

     Distribution and Services Arrangements. Under the Distribution and Service Plan ("Plan"), adopted in accordance with Rule 12b-1 with respect to the Class A, Class B, Class C, Class II and Class R shares of the Funds only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

     Under the Plan for Class A shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A shares of each Fund. Under the Plan for Class B, Class C, Class II and Class R shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C, Class II and Class R shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C, Class II and Class R shares of each relevant Fund. However, under the Distribution Agreement, the fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

     Class K shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide up to 0.25%, or up to 0.15% in the case of the Money Market Funds, of the value of the average daily net assets of the Class K shares beneficially owned by the customers of these financial institutions.

     Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Directors/Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors/Trustees"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Directors/Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors/Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     In the case of Class A, Class B, Class C, Class II and Class R shares, the Directors/Trustees have determined that the Plan will benefit the Funds and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     In the case of Class K shares, the Directors/Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     With respect to Class B, Class C, Class II and Class R shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B, Class C, Class II and Class R shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Funds or their shareholders.

     The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class II shares of the Funds (including when they were Predecessor Funds, if applicable) are set forth in the tables below. Fee information is not provided for the Class R shares of the Balanced Fund, Healthcare Fund, Index 500 Fund, Micro-Cap Equity Fund, Mid-Cap Select Fund, NetNet Fund, Small-Cap Value Fund and U.S. Government Income Fund because, as of June 30, 2002, Class R shares for the Funds had not yet commenced operations.

-------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                     Fiscal year ended            Fiscal year ended              Fiscal year ended
                                     June 30, 2000                June 30, 2001                  June 30, 2002
-------------------------------------------------------------------------------------------------------------------------------
                                                  Contingent                    Contingent                     Contingent
                                     Service      Deferred        Service       Deferred Sales   Service       Deferred Sales
                                     Fees         Sales Charges   Fees          Charges          Fees          Charges
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                        $    6,781         --      $    40,469           --        $   60,204      $   258
-------------------------------------------------------------------------------------------------------------------------------
Bond Fund                            $    6,407         --      $    10,489           --        $   17,150      $ 4,844
-------------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund                 $  340,566         --      $   337,116           --        $  312,880      $ 2,231
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                $    4,275         --      $     6,457           --        $    5,040      $ 1,520
-------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund               $  807,563         --      $ 1,275,843           --        $  445,246      $ 2,067
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                      $   55,424         --      $   417,539           --        $  307,629      $   561
 ------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                       $1,143,992         --      $ 1,171,657           --        $  954,213      $12,302
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund               $   23,737         --       $   22,132           --        $   24,922      $11,199
-------------------------------------------------------------------------------------------------------------------------------
International Bond Fund              $      931         --       $    2,309           --        $    3,469      $ 9,405
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund            $   20,809         --       $   24,208           --        $   16,152      $30,181
-------------------------------------------------------------------------------------------------------------------------------
International Growth Fund            $    6,907         --       $    6,316           --        $    3,180           --
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                 $   14,052         --       $   15,689           --        $   16,673      $     4
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund          $    3,097         --       $    3,921           --        $    5,054      $    46
-------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                $   52,367         --       $   84,949           --        $  107,480      $ 3,981
-------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                          N/A         --       $    3,622           --        $    6,014      $    78
-------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund             $  138,000         --       $  144,122           --        $  101,962      $     1
-------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                          $5,779,672         --       $4,357,573           --        $1,215,992      $13,543
-------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                             N/A         --       $   23,489           --        $  111,797           --
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund   $    7,030         --       $    7,496           --        $    7,902      $    14
-------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund            $   41,740         --       $   34,812           --        $   20,820           --
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                 $   10,020         --       $   11,290           --        $   26,883      $ 4,764
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                   $    5,108         --       $    5,446           --        $    9,574           --
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund           $  203,692         --       $  198,391           --        $  213,150           --
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond   $   13,533         --       $   15,980           --        $   17,001           --
Fund
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund          $   14,228         --       $   13,715           --        $   26,055      $ 4,555
-------------------------------------------------------------------------------------------------------------------------------

                                       52

------------------------------------------------------------------------------------------------------------------------------------
                                                           Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                      Fiscal year ended              Fiscal year ended             Fiscal year ended
                                      June 30, 2000                  June 30, 2001                 June 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                      Distribution   Contingent      Distribution   Contingent     Distribution     Contingent
                                      and Service    Deferred        and Service    Deferred       and Service      Deferred Sales
                                      Fees           Sales Charge    Fees           Sales Charge   Fees             Charge
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $41,466        $5,282          $292,996       $75,740        $484,620         $225,076
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                             $31,465        $15,127         $53,963        $35,291        $75,680          $55,735
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $21,671        $9,496          $21,153        $7,140         $14,492          $10,566
------------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                $3,288,288     $1,144,892      $5,795,617     $2,844,379     $2,164,755       $1,573,613
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $302,508       $163,343        $2,011,561     $954,006       $1,693,542       $1,219,975
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        $3,593,936     $445,827        $3,837,933     $474,865       $3,319,282       $749,520
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                $52,872        $21,820         $66,601        $18,889        $97,468          $55,734
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund               $1,544         $500            $1,769         $204           $1,637           $54
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             $21,134        $4,959          $28,997        $81,676        $16,804          $16,882
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund             $10,623        $4,494          $13,524        $3,172         $7,732           $7,688
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  $36,171        $9,635          $72,162        $27,896        $117,614         $73,204
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
                                      $4,878         $11,055         $4,327         $3,428         $10,366          $442
------------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $265,788       $50,080         $405,190       $99,583        $399,631         $163,770
------------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    N/A            N/A             N/A            N/A            $18,982          $16,926
------------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $672,504       $81,040         $304,534       $60,921        $189,732         $102,188
------------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $26,585,334    $8,862,142      $20,245,057    $8,535,057     $5,813,403       $4,012,086
------------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                       N/A            N/A             $116,153       $16,978        $617,103         $470,888
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
Fund                                  $37,020        $24,644         $34,077        $11,884        $34,210          $12,077
------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $85,145        $39,502         $73,832        $17,386        $52,315          $28,225
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  $28,323        $10,622         $58,789        $9,813         $237,291         $105,967
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                    $11,148        $4,706          $18,615        $12,850        $31,028          $11,946
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate
Bond Fund                             $12,688        $2,746          $18,784        $6,531         $26,252          $8,206
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund
                                      $48,689        $13,410         $76,202        $35,171        $138,090         $75,101
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                      Fiscal year ended              Fiscal year ended             Fiscal year ended
                                      June 30, 2000                  June 30, 2001                 June 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                      Distribution   Contingent      Distribution   Contingent     Distribution     Contingent
                                      and Service    Deferred        and Service    Deferred       and Service      Deferred
                                      Fees           Sales Charge    Fees           Sales Charge   Fees             Sales Charge
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $14,537        $504            $157,917       $11,102        $217,465         $14,275
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                             $4,054         $444            $6,355         $310           $9,341           $827
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $7,425         $2,222          $5,609         $788           $3,645           $1,425
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $202,310       $75,560         $1,208,627     $252,723       $909,927         $71,020
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                $7,507         $1,117          $11,663        $1,328         $12,197          $1,328
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund               $524           $0              $346           $0             $340             $0
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             $29,497        $1,010          $36,518        $1,901         $21,706          $1,286
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund             $4,721         $751            $9,525         $303           $5,176           $703
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  $10,898        $2,154          $25,127        $826           $38,237          $1,830
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund           $1,545         $130            $1,067         $536           $1,126           $15
------------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $117,226       $10,072         $184,860       $8,887         $203,160         $6,412
------------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $113,212       $835            $90,885        $1,769         $60,120          $3,440
------------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $12,742,083    $1,166,840      $9,947,611     $683,987       $2,646,895       $73,330
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund    $8,021         $254            $7,896         $329           $9,933           $325
------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $33,388        $1,134          $29,031        $533           $20,879          $435
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  $14,296        $40             $22,829        $574           $72,938          $3,740
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                    $1,676         $53             $5,093         $618           $7,384           $437
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond
Fund                                  $2,757         $1,387          $2,605         $101           $8,895           $576
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund           $13,976        $2,663          $15,699        $1,656         $24,120          $1,285
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Class II Shares
-------------------------------------------------------------------------------------------------------------------------------
                              Fiscal year ended                Fiscal year ended              Fiscal year ended
                              June 30, 2000                    June 30, 2001                  June 30, 2002
-------------------------------------------------------------------------------------------------------------------------------
                              Distribution    Contingent       Distribution    Contingent     Distribution    Contingent
                              and Service     Deferred         and Service     Deferred       and Service     Deferred Sales
                              Fees            Sales Charge     Fees            Sales Charge   Fees            Charge
-------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund        $1,882,575      $      0         $3,369,324      $       0      $1,213,675      $87,509
-------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    --            --         $    4,763             --      $    9,521      $   783
-------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                       --            --         $   46,855      $       0      $  245,872      $32,297
-------------------------------------------------------------------------------------------------------------------------------


     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class A shares during the fiscal year ended June 30, 2002 were spent on:

-------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                            Interest
                                           Prospectuses to                                                       Carrying or
                                           other than                                            Compensation    other
                                           Current            Compensation       Compensation    to Sales        Financing
                            Advertising    Shareholders       to Underwriters    to Dealers      Personnel       Charges
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund               $ 1,999             --                 --            $   58,182           --           --
-------------------------------------------------------------------------------------------------------------------------------
Bond Fund                   $ 1,082             --                 --            $   16,066           --           --
-------------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund        $    59             --                 --            $  312,698           --           --
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund       $    47             --                 --            $    5,022           --           --
-------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund      $ 1,538             --                 --            $  442,274           --           --
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund             $ 7,815             --                 --              $299,404           --           --
-------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund              $25,613             --                 --            $  546,915           --           --
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund      $   519             --                 --            $   24,386           --           --
-------------------------------------------------------------------------------------------------------------------------------
International Bond Fund          --             --                 --            $    3,479           --           --
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund   $   274             --                 --            $   15,871           --           --
-------------------------------------------------------------------------------------------------------------------------------
International Growth Fund        --             --                 --            $    3,225           --           --
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund        $    70             --                 --            $   16,610           --           --
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond           --             --                 --            $    5,059           --           --
Fund
-------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund       $12,289             --                 --            $   95,234           --           --
-------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund          $    19             --                 --            $    5,995           --           --
-------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund    $ 8,136             --                 --            $   93,712           --           --
-------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                 $80,000             --                 --            $1,131,999           --           --
-------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund             $ 1,442             --                 --            $  110,342           --           --
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity          $    22             --                 --            $    7,884           --           --
Investment Fund
-------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund   $ 2,526             --                 --            $   18,273           --           --
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund        $   699             --                 --            $   26,200           --           --
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund               --             --                 --            $    9,599           --           --
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund  $    61             --                 --            $  213,074           --           --
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short &                 --             --                 --            $   17,051           --           --
Intermediate Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income      $   276             --                 --            $   25,784           --           --
Fund
-------------------------------------------------------------------------------------------------------------------------------


     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class B shares during the fiscal year ended June 30, 2002 were spent on:

------------------------------------------------------------------------------------------------------------------------------
                                          Printing and
                                          Mailing of                                                            Interest
                                          Prospectuses                                                          Carrying or
                                          to other than                                         Compensation    other
                                          Current         Compensation       Compensation       to Sales        Financing
                          Advertising     Shareholders    to Underwriters    to Dealers         Personnel       Charges
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                  --              --                --          $85,778                 --         $398,650
------------------------------------------------------------------------------------------------------------------------------
Bond Fund                      --              --                --          $15,239                 --         $60,437
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          --              --                --          $3,234                  --         $11,259
------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund         --              --                --          $467,544                --         $1,695,427
------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                --              --                --          $308,514                --         $1,382,685
------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                 --              --                --          $379,027                --         $1,280,615
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund         --              --                --          $20,837                 --         $76,630
------------------------------------------------------------------------------------------------------------------------------
International Bond Fund        --              --                --          $336                    --         $1,303
------------------------------------------------------------------------------------------------------------------------------
International Equity           --              --                --          $3,618                  --         $13,174
Fund
------------------------------------------------------------------------------------------------------------------------------
International Growth           --              --                --          $1,722                  --         $6,005
Fund
------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund           --              --                --          $26,849                 --         $90,769
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond         --              --                --          $921                    --         $9,443
Fund
------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund          --              --                --          $85,363                 --         $314,364
------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund             --              --                --          $3,264                  --         $15,712
------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund       --              --                --          $44,916                 --         $144,616
------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                    --              --                --          $1,368,520              --         $4,442,190
------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                --              --                --          $29,888                 --         $587,114
------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity             --              --                --          $7,413                  --         $26,818
Investment Fund
------------------------------------------------------------------------------------------------------------------------------
Small Company Growth           --              --                --          $11,565                 --         $40,703
Fund
------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund           --              --                --          $46,093                 --         $191,311
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund             --              --                --          $4,924                  --         $21,327
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short &               --              --                --          $5,619                  --         $25,411
Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income         --              --                --          $30,811                 --         $107,272
Fund
------------------------------------------------------------------------------------------------------------------------------


     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class C shares during the fiscal year ended June 30, 2002 were spent on:

------------------------------------------------------------------------------------------------------------------------------
                                          Printing and
                                          Mailing of                                                            Interest
                                          Prospectuses                                                          Carrying or
                                          to other than                                         Compensation    other
                                          Current         Compensation       Compensation       to Sales        Financing
                          Advertising     Shareholders    to Underwriters    to Dealers         Personnel       Charges
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                  --              --                --          $132,867                --         $84,518
------------------------------------------------------------------------------------------------------------------------------
Bond Fund                      --              --                --          $5,909                  --         $3,432
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          --              --                --          $3,040                  --         $605
------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                --              --                --          $650,762                --         $257,953
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund         --              --                --          $8,994                  --         $3,204
------------------------------------------------------------------------------------------------------------------------------
International Bond Fund        --              --                --          $157                    --         $190
------------------------------------------------------------------------------------------------------------------------------
International Equity           --              --                --          $19,455                 --         $2,239
Fund
------------------------------------------------------------------------------------------------------------------------------
International Growth           --              --                --          $4,372                  --         $799
Fund
------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund           --              --                --          $33,633                 --         $4,629
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond         --              --                --          $889                    --         $237
Fund
------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund          --              --                --          $145,559                --         $57,638
------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund       --              --                --          $50,921                 --         $9,128
------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                    --              --                --          $2,432,684              --         $212,858
------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity             --              --                --          $7,476                  --         $2,462
Investment Fund
------------------------------------------------------------------------------------------------------------------------------
Small Company Growth           --              --                --          $17,344                 --         $3,517
Fund
------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund           --              --                --          $49,469                 --         $23,508
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund             --              --                --          $3,204                  --         $5,691
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short &               --              --                --          $4,855                  --         $2,529
Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income         --              --                --          $16,925                 --         $7,198
Fund
------------------------------------------------------------------------------------------------------------------------------

     The following amounts paid to the distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan for Class II shares during the fiscal year ended June 30, 2002 were spent on:

------------------------------------------------------------------------------------------------------------------------------
                                          Printing and
                                          Mailing of                                                            Interest
                                          Prospectuses                                                          Carrying or
                                          to other than                                         Compensation    other
                                          Current         Compensation       Compensation       to Sales        Financing
                          Advertising     Shareholders    to Underwriters    to Dealers         Personnel       Charges
------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund         --              --                --          $1,031,348              --         $181,397
------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund             --              --                --          $4,877                  --         $4,640
------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                --              --                --          $32,280                 --         $213,546
------------------------------------------------------------------------------------------------------------------------------

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street, MST, MFI and MFFT, State Street keeps the books of account for each Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. ("Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with MST, MFI, MFFT and @Vantage under which the Transfer Agent
(i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

     Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Funds providing for shareholder services for their customers.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Combined Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Funds and whether or not the Custodian or the Transfer Agent is affiliated with the Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

     Except as noted in this SAI, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of MST, MFI, MMFT or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of MST, MFI, MFFT and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by a Fund in addition to the other series of MST, MFI, MFFT, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

                                 CODES OF ETHICS

     MST, MFI, MFFT, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of MST, MFI, MFFT, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). The Sub-Advisor has also adopted codes of ethics as required by applicable law, which is designed to prevent affiliated persons of MST, MFI, MFFT, @Vantage and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC's website at http:\\www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board, the Advisor or the Sub-Advisor, as the case may be, causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Funds.

     Consistent with the Combined Advisory Agreements and Combined Sub-Advisory Agreement for the Funds, the Advisor, and in the case of the Sub-Advised Funds, the Sub-Advisor, selects broker-dealers to execute transactions on behalf of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor or the Sub-Advisor, as the case may be, consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor and Sub-Advisor generally seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor or the Sub-Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor or Sub-Advisor may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor or Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor or Sub-Advisor in connection with the Advisor's or Sub-Advisor's services to other clients.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided a Fund's officers are satisfied that the Fund is receiving best execution, a Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor or the Sub-Advisor, as the case may be, believes such practice to be in such Fund's best interests.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor or Sub-Advisor, as the case may be, are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor or Sub-Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

     The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the 1940 Act.

     Under the 1940 Act, persons affiliated with the Advisor, the Sub-Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

     The table below shows information on brokerage commissions paid by each of the Funds (including when they were Predecessor Funds, if applicable) for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

---------------------------------------------------------------------------------------------------
                                        Fiscal year ended  Fiscal year ended   Fiscal year ended
                                        June 30, 2000      June 30, 2001       June 30, 2002
---------------------------------------------------------------------------------------------------
Balanced Fund                           $  298,347.31      $   426,526.28      $   152,667.60
---------------------------------------------------------------------------------------------------
Emerging Markets Fund                   $  255,563.74      $   614,875.77      $   425,302.68
---------------------------------------------------------------------------------------------------
Future Technology Fund                  N/A                $ 5,646,678.20      $ 2,510,442.04
---------------------------------------------------------------------------------------------------
Healthcare Fund                         $  258,386.90      $   894,306.30      $   667,104.89
---------------------------------------------------------------------------------------------------
Index 500 Fund                          $   61,823.90      $    28,888.11      $    23,619.94
---------------------------------------------------------------------------------------------------
International Equity Fund               $   11,478.44      $    57,475.74      $    82,391.66
---------------------------------------------------------------------------------------------------
International Growth Fund               $  125,390.11      $   372,931.07      $   368,558.92
---------------------------------------------------------------------------------------------------
Large-Cap Value Fund                    $  462,172.39      $   414,124.15      $   173,571.85
---------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                   $1,511,801.78      $ 1,687,914.16      $ 1,468,682.99
---------------------------------------------------------------------------------------------------
MidCap Select Fund                      $   32,513.10      $    76,659.43      $    69,684.60
---------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                $1,115,407.06      $   691,704.59      $   377,129.96
---------------------------------------------------------------------------------------------------
NetNet Fund                             $5,797,984.65      $10,391,782.75      $ 4,361,305.16
---------------------------------------------------------------------------------------------------
Power Plus Fund                         N/A                $   519,608.57      $   916,826.49
---------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund      $  107,826.00      $    83,470.10      $    72,991.21
---------------------------------------------------------------------------------------------------
Small Company Growth Fund               $1,135,406.10      $ 1,516,215.10      $   484,106.51
---------------------------------------------------------------------------------------------------
Small-Cap Value Fund                    $  687,021.06      $   520,764.16      $   499,518.03
---------------------------------------------------------------------------------------------------

     Each of the Funds are required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2002, the Funds (including when they were Predecessor Funds, if applicable) held securities in the indicated firms as follows: the Balanced Fund held securities of DLJ Commercial Mortgage Corporation valued at $488,446, Goldman Sachs Group, Inc. valued at $308,070, J.P. Morgan Chase & Company valued at $290,016, Lehman Brothers Holdings, Inc. valued at $517,666 and Mellon Financial Corporation valued at $113,148; the Bond Fund held securities of Credit Suisse First Boston USA, Inc. valued at $1,471,755; Morgan Stanley Dean Witter & Co. valued at $932,465 and Morgan Stanley Group, Inc. valued at $1,019,223; the Cash Investment Fund held securities of Bear Stearns Companies, Inc. valued at $29,973,450, Lehman Brothers Holdings, Inc. valued at $167,259,605, UBS AG valued at $49,999,487, Deutsche Bank AG valued at $29,994,943, Toronto Dominion Bank valued at $29,990,325, Paribas Group Ltd. valued at $20,000,000 and ABN AMRO Bank NA valued at $14,995,296; the Emerging Markets Fund held securities of Daewoo Securities Co. Ltd. valued at $236,077; the Index 500 Fund held securities of J.P. Morgan Chase & Company valued at $6,607,345, Morgan Stanley, Dean Witter, Discover and Co. valued at $4,643,076, Merrill Lynch and Co. Inc. valued at $3,418,200, Charles Schwab Corporation valued at $1,502,581, Lehman Brothers Holdings, Inc. valued at $1,494,228, Bear Stearns Companies, Inc. valued at $596,210 and Comerica, Inc. valued at $1,056,080; the Intermediate Bond Fund held securities of Deutsche Bank Financial valued at $5,382,205 and UBS Preferred Funding Trust II valued at $7,422,282; the International Equity Fund held securities of HSBC Holdings PLC valued at $2,007,900, UBS AG valued at $1,141,982, Deutsche Bank AG valued at $799,365, Credit Suisse Group valued at $652,237, ABN AMRO Holding valued at $525,783 and Toronto Dominion Bank valued at $277,300; the International Growth Fund held securities of UBS AG valued at $828,042, Deutsche Bank valued at $430,260, ING Group NV valued at $494,650, BNP Paribas valued at $786,628 and Daiwa Securities Group Ltd. valued at $259,292; the Large-Cap Value Fund held securities of Lehman Brothers Holdings, Inc. valued at $3,309,809, J.P. Morgan Chase & Company valued at $1,729,242 and Goldman Sachs Group Inc. valued at $1,569,690; and the NetNet Fund held securities of E*Trade Group, Inc. valued at $30,133,740 and Charles Schwab Corp. valued at $9,284,800.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     The portfolio turnover rate of each Fund (including when it was a Predecessor Fund, if applicable) is set forth below. The portfolio turnover rates of the Bond Funds were affected by fluctuating interest rate conditions, changes in the shape of the yield curve, cash flows and sector allocation which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure. The portfolio turnover ratio of the other Funds were affected by currency volatility (for Funds with significant foreign security exposure) and redemptions, which at times required increased dispositions and acquisitions of securities.

-------------------------------------------------------------------------------------------
                                          Portfolio Turnover Rate   Portfolio Turnover Rate
                                             Fiscal Year Ended         Fiscal Year Ended
                                               June 30, 2001             June 30, 2002
-------------------------------------------------------------------------------------------
Balanced Fund                                      165%                        79%
-------------------------------------------------------------------------------------------
Bond Fund                                          347%                       185%
-------------------------------------------------------------------------------------------
Emerging Markets Fund                              223%                       230%
-------------------------------------------------------------------------------------------
Future Technology Fund                             145%                        89%
-------------------------------------------------------------------------------------------
Healthcare Fund                                     45%                        38%
-------------------------------------------------------------------------------------------
Index 500 Fund                                       9%                         3%
-------------------------------------------------------------------------------------------
Intermediate Bond Fund                             179%                        85%
-------------------------------------------------------------------------------------------
International Bond Fund                             87%                        25%
-------------------------------------------------------------------------------------------
International Equity Fund                           27%                        22%
-------------------------------------------------------------------------------------------
International Growth Fund                          119%                       173%
-------------------------------------------------------------------------------------------
Large-Cap Value Fund                                65%                        30%
-------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                         11%                        10%
-------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                              142%                       118%
-------------------------------------------------------------------------------------------
MidCap Select Fund                                  81%                        55%
-------------------------------------------------------------------------------------------
Multi-Season Growth Fund                            38%                        20%
-------------------------------------------------------------------------------------------
NetNet Fund                                         44%                        50%
-------------------------------------------------------------------------------------------
Power Plus Fund                                     36%                       107%
-------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund                  30%                        39%
-------------------------------------------------------------------------------------------
Small Company Growth Fund                          162%                        61%
-------------------------------------------------------------------------------------------
Small-Cap Value Fund                               140%                        85%
-------------------------------------------------------------------------------------------
Tax-Free Bond Fund                                  19%                        17%
-------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund             23%                        10%
-------------------------------------------------------------------------------------------
U.S. Government Income Fund                         23%                        19%
-------------------------------------------------------------------------------------------

      ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

     Purchases. As described in the Prospectuses (including the Shareholder Guide), shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

     In-Kind Purchases. Payment for shares of a Fund (other than the Real Estate Equity Investment Fund) may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and
(e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at (800) 438-5789 for more information.

     Employee Benefit Plan Sales Charge Waivers for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are (i) qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code and (a) that invest $1,000,000 or more in Class A shares offered by The Munder Funds, (b) that have at least 75 eligible plan participants or (c) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Funds; (ii) administered by BISYS (formerly Universal Pensions, Inc.) for employees participating in an employer-sponsored or administered retirement program under Section 408A of the Internal Revenue Code; or (iii) administered by Merrill Lynch Group Employee Services ("Merrill Lynch") if (a) the plan's recordkeeper on a daily valuation basis is Merrill Lynch and, on the date the plan sponsors signs the Merrill Lynch Recordkeeping Service Agreement, the plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' distributor and in funds advised or managed by MLAM (collectively "Applicable Investments"), (b) the plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (c) the plan has 5000 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts.

     For all Funds except the Index 500 Fund and the Money Market Funds, the distributor will pay a commission of up to 1% to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria. For the Index 500 Fund, the distributor will pay a commission of up to 0.15% for purchases of less than $1 million, 0.10% for purchases of $1 million but less than $3 million, 0.05% for purchases of $3 million but less than $5 million and will not pay any commission for purchases of $5 million or more.

     Investment Minimums. All purchases are subject to the per Fund investment minimums stated in the Prospectuses. If an investment in Class A, Class B, Class C or Class II shares of a Fund falls below the applicable minimum, a $6 quarterly fee, to be paid by liquidating shares, will be charged to that account. If a contingent deferred sales charge ("CSDC") applies on the shares liquidated to pay this fee, it will be included in the $6 charge; that is, only $6 worth of shares in your account will be redeemed during any quarter.

     Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts ("ESAs"). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account. Any applicable CDSC will be waived on shares liquidated to pay to the fee.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form. The redemption proceeds will be reduced by the amount of any applicable CDSC and/or short-term trading fee.

     Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     Contingent Deferred Sales Charges. For Class A shares that were purchased without paying a sales charge as part of a $1 million investment, a CDSC will apply to redemptions made within one year of purchase. Class B shares redeemed within six years of purchase, Class C shares redeemed within one year of purchase, and Class II shares redeemed within eighteen months of purchase are subject to a CDSC. In each case, the CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower. The Prospectuses describe the applicable CDSC schedule.

     The holding period for Class A or Class B shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class A or Class B shares, as applicable, was made. For Class C or Class II shares of a Fund acquired through an exchange, since exchanges can be made between these classes, the applicable holding period will be that of the class of the Fund initially purchased and will be calculated from the date of such initial purchase. For Class A shares of a Fund acquired through an exchange, the applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

     Contingent Deferred Sales Charge Waivers for Class B Shares. In addition to the waivers described in the Prospectus and Shareholder Guide, the Funds will waive the CDSC payable upon redemptions of Class B shares of the Fund purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after the shareholder has reached age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     The Funds will also waive the CDSC payable on redemptions of Class B shares by plans administered by Merrill Lynch that would be eligible for the Class A shares sale charge waivers described above.

     Short-Term Trading Fees. If you redeem Class A, Class B, Class C, or Class II of the Emerging Markets Fund, Future Technology Fund, Healthcare Fund, International Equity Fund, International Growth Fund, NetNet Fund, Micro-Cap Equity Fund, Small-Cap Value Fund or Small Company Growth Fund within 60 days of purchase, you will incur a 2% short-term trading fee upon redemption based on net assets at the time of redemption. The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. If a CDSC applies, it will be assessed in addition to the 2% fee. For instance, if you redeem Class II shares within 60 days of purchase, you will be charged a total of 3% upon redemption; that is, a 1% CDSC, plus a 2% short-term trading fee.

     Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Conversion of Class B Shares to Class A Shares. Class B shares of a Fund purchased after June 16, 2003 will automatically convert to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance of such Class B shares.

     If you acquired Class B shares of a Fund before June 16, 2003, but after November 8, 2000, or by exchanging shares of another Munder Fund that you purchased before June 16, 2003, but after November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the eighth anniversary of the original purchase occurs. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund that you purchased before November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the sixth anniversary of the original purchase occurs. All Class B share conversions will be effected at the relative net asset values per share of the two classes.

     Telephone Exchanges. The Funds reserve the right at any time to suspend or terminate the telephone exchange privilege or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

     Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

     In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

     Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

                                 NET ASSET VALUE

     Money Market Funds. In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Funds, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

     All Funds. Securities traded on a national securities exchange, except for securities traded on NASDAQ, are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP will be calculated a:4:00:02 p.m. Eastern time on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.


     Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADR's or GDR's conversion rate of the ADR or GDR to one share of its underlying security.

     Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

     In determining the approximate market value of portfolio investments, each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on each Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

     Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

     Minutes of all Pricing Committee meetings are provided to the Board and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

                             PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

     Yield of the Money Market Funds. The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment and Tax-Free Money Market Funds (when they were Predecessor Funds) for the seven-day period ended December 31, 2002.



---------------------------------------------------------------------------------
                                  Class A   Class B   Class C   Class K   Class Y
---------------------------------------------------------------------------------
                                   Yield     Yield     Yield     Yield     Yield
---------------------------------------------------------------------------------
Cash Investment Fund                0.77%    0.22%     0.23%     0.87%     1.02%
---------------------------------------------------------------------------------
Tax-Free Money Market Fund          0.67%     N/A       N/A      0.77%     0.92%
---------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                   Class A     Class B     Class C     Class K    Class Y
-------------------------------------------------------------------------------------------
                                  Effective   Effective   Effective   Effective   Effective
                                    Yield       Yield       Yield       Yield       Yield
-------------------------------------------------------------------------------------------
Cash Investment Fund                0.77%       0.22%       0.23%       0.87%       1.03%
-------------------------------------------------------------------------------------------
Tax-Free Money Market Fund          0.67%        N/A         N/A        0.77%       0.92%
-------------------------------------------------------------------------------------------




     In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended December 31, 2002, the tax-equivalent yield for Class A, Class K and Class Y shares of the Tax-Free Money Market Fund was 1.33% (Class A), 0.97% (Class K) and 1.12% (Class Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their customers are not reflected in the calculations of yields for the Funds.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

     Performance of the Non-Money Market Funds-Yield. The standard 30-day yield for each of the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund is calculated in accordance with the method prescribed by the SEC for mutual funds:

                          YIELD = 2 [( a-b + 1)/6/ - 1]
                                       ---
                                       cd

Where:

     a = dividends and interest earned by a Fund during the period;

     b = expenses accrued for the period (net of reimbursements and waivers);

     c = average daily number of shares outstanding during the period entitled to receive dividends;

     d = maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Funds, International Bond Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Tax-Free Bond Fund, a Michigan state tax rate of 4%.

     The standard yields and/or tax-equivalent yields of the Class A, Class B, Class C, Class K and Class Y Shares of the following Funds (when they were Predecessor Funds) for the 30-day period ended December 31, 2002 were:

----------------------------------------------------------------------------------------------------------------------
                                         30-Day Yield                                  Tax-Equivalent 30-Day Yield
----------------------------------------------------------------------------------------------------------------------
                     Class A   Class B   Class C   Class K   Class Y   Class A   Class B   Class C   Class K   Class Y
----------------------------------------------------------------------------------------------------------------------
Bond Fund             3.62%     3.04%     3.04%     3.78%     4.03%      N/A       N/A       N/A       N/A       N/A
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond
Fund                  3.17%     2.57%     2.57%     3.31%     3.57%      N/A       N/A       N/A       N/A       N/A
----------------------------------------------------------------------------------------------------------------------
U.S. Government
Income Fund           4.50%     3.95%     3.95%     4.70%     4.95%      N/A       N/A       N/A       N/A       N/A
----------------------------------------------------------------------------------------------------------------------
International Bond
Fund                  1.81%     1.15%     1.15%     1.99%     2.13%      N/A       N/A       N/A       N/A       N/A
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free
Bond Fund             3.03%     2.41%     2.41%     3.16%     3.41%      4.66%     3.71%     3.71%     4.86%     5.24%
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund    3.00%     2.36%     2.38%     3.12%     3.37%      4.35%     3.42%     3.45%     4.52%     4.88%
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short &
Intermediate Bond
Fund                  1.86%     1.19%     1.19%     1.94%     2.18%     2.70%      1.72%     1.72%     2.81%     3.16%
----------------------------------------------------------------------------------------------------------------------

     Yields for Class R Shares (if applicable) is not provided as that Class had not commenced operations as of December 31, 2002.

     Average Annual Total Returns. "Average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ERV

     Where:

     P   = a hypothetical initial payment of $1,000.
     T   = average annual total return.
     /n/ = number of years.
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

     Average Annual Total Return After Taxes on Distributions. "Average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV//D//

     Where:

     P        = a hypothetical initial payment of $1,000.

     T        = average annual total return (after taxes on distributions).

     /n/      = number of years.

     ATV//D// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average Annual Total Return After Taxes on Distributions and Redemptions. "Average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV//DR//

     Where:

     P         = a hypothetical initial payment of $1,000.
     T         = average annual total return (after taxes on distributions and redemptions).
     /n/       = number of years.
     ATV//DR// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns, average annual total returns after taxes on distributions and average annual total returns after taxes on distributions and redemptions of each of the Funds (when they were Predecessor Funds, if applicable) for the period ended December 31, 2002 are as follows:

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Balanced Fund                                                   %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------
Return Before Taxes                                           (13.16)    5.03      7.88
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (13.71)    1.36      5.11
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (8.06)    2.94      5.58
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
Return Before Taxes                                           (18.23)    3.67      7.24
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (18.67)    0.16      4.57
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.18)    1.90      5.09
-----------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------
Return Before Taxes                                           (18.33)    3.78      8.32
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (18.54)    0.50      5.62
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.25)    2.15      6.08
-----------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------
Return Before Taxes                                           (14.86)    4.06      6.81
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (15.07)    0.82      3.73
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (9.11)    2.39      4.68
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Balanced Fund                                                   %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                          (13.37)     4.74      7.66
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                          (13.84)     1.18      4.99
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (8.20)     2.77      5.46
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 4/13/93, 4/30/93, 6/21/94, 1/24/96 and 4/16/93, respectively.

-----------------------------------------------------------------------------------------------------
                                                                                              Since
                                                              1 Year   5 Years   10 Years   Inception
Bond Fund                                                       %         %         %         %/(1)/
-----------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                            7.37      5.87      6.44       6.28
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            5.02      3.30      3.83       3.69
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    4.46      3.39      3.84       3.74
-----------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                            2.77      4.73      5.77       5.83
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            0.62      2.29      3.27       3.34
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    1.64      2.53      3.34       3.39
-----------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                            1.29      4.48        --       5.31
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (0.63)     2.30        --       3.14
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    0.74      2.47        --       3.16
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                            5.37      4.84        --       5.27
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            3.46      2.71        --       3.12
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    3.25      2.79        --       3.13
-----------------------------------------------------------------------------------------------------
CLASS K
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                            7.10      5.61      6.21       6.24
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            4.86      3.14      3.69       3.74
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    4.30      3.24      3.70       3.74
-----------------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 12/9/92, 3/13/96, 3/25/96 and 11/23/92, respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Emerging Markets Fund                                           %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (4.93)    (6.06)    (3.11)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (4.93)    (6.06)    (3.30)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (3.03)    (4.65)    (2.46)
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                          (10.20)    (7.02)    (4.28)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                          (10.20)    (7.02)    (4.46)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (6.26)    (5.42)    (3.39)
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                          (10.56)    (7.11)    (5.78)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                          (10.56)    (7.11)    (5.96)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (6.48)    (5.51)    (4.55)
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (6.96)    (6.90)    (5.55)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (6.96)    (6.90)    (5.71)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (4.27)    (5.36)    (4.37)
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Emerging Markets Fund                                           %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                            (5.16)   (6.22)     (3.39)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            (5.16)   (6.22)     (3.58)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (3.17)   (4.81)     (2.71)
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/31/96, 1/14/97, 2/25/97, 3/3/97 and 1/10/97, respectively.

--------------------------------------------------------------------------------
                                                                         Since
                                                              1 Year   Inception
Future Technology Fund                                           %       %/(1)/
--------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------
Return Before Taxes                                           (42.23)   (30.10)
--------------------------------------------------------------------------------
Return After Taxes on Distributions                           (42.23)   (30.10)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (25.93)   (21.68)
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                                           (45.65)   (34.51)
--------------------------------------------------------------------------------
Return After Taxes on Distributions                           (45.65)   (34.51)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (28.03)   (24.55)
--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
Return Before Taxes                                           (45.74)   (34.43)
--------------------------------------------------------------------------------
Return After Taxes on Distributions                           (45.74)   (34.43)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (28.09)   (24.50)
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
Return Before Taxes                                           (44.05)   (36.60)
--------------------------------------------------------------------------------
Return After Taxes on Distributions                           (44.05)   (36.60)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (27.05)   (25.86)
--------------------------------------------------------------------------------
CLASS K
--------------------------------------------------------------------------------
Return Before Taxes                                           (42.39)   (45.30)
--------------------------------------------------------------------------------
Return After Taxes on Distributions                           (42.39)   (45.30)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (26.03)   (32.00)
--------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class II and Class
      K shares are 8/26/99, 10/26/99, 10/26/99, 11/16/99 and 5/25/00,
      respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Healthcare Fund                                                 %         %        %/(1)/
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (37.93)     5.20      6.99
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (37.93)     4.97      6.79
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (23.29)     4.22      5.75
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (41.50)     3.75      3.68
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (41.50)     3.52      3.49
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (25.48)     3.02      2.98
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (41.64)     3.81      4.18
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (41.64)     3.57      3.98
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (25.57)     3.07      3.40
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (39.71)     4.14      5.29
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (39.71)     3.90      5.09
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (24.05)     3.34      4.32
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                                    Since
                                                              1 Year    5 Years   Inception
Healthcare Fund                                                 %         %         %/(1)/
-------------------------------------------------------------------------------------------
CLASS K
-------------------------------------------------------------------------------------------
Return Before Taxes                                           (38.15)     4.91       8.06
-------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (38.15)     4.68       7.86
-------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (23.42)     3.98       6.65
-------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B and Class C shares of the Healthcare Fund are 12/31/96, 2/14/97, 1/31/97, 1/13/97 and 4/1/97,
      respectively.

-----------------------------------------------------------------------------------------------------
                                                                                              Since
                                                              1 Year   5 Years   10 Years   Inception
Index 500 Fund                                                   %        %         %        %/(1)/
-----------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (22.50)   (0.98)     8.96       9.76
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (22.87)   (1.53)     7.62       8.48
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.80)   (0.92)     7.01       7.78
-----------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (24.55)   (1.64)     8.52       8.47
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (24.85)   (2.13)     7.25       7.21
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (15.06)   (1.42)     6.66       6.62
-----------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (25.18)   (1.65)       --       6.70
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (25.40)   (2.02)       --       5.69
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (15.46)   (1.38)       --       5.26
-----------------------------------------------------------------------------------------------------
CLASS K
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (22.67)   (1.23)     8.71       8.67
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (22.97)   (1.68)     7.47       7.43
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.91)   (1.08)     6.85       6.81
-----------------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B and Class K shares are 12/1/91, 12/9/92, 10/31/95 and 12/7/92, respectively.

-----------------------------------------------------------------------------------------------------
                                                                                              Since
                                                              1 Year   5 Years   10 Years   Inception
Intermediate Bond Fund                                          %         %         %        %/(1)/
-----------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                             8.00     6.39      6.05       6.24
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             5.91     4.02      3.43       3.71
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     4.86     3.92      3.50       3.74
-----------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                             3.56     5.27      5.39       5.40
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             1.65     3.03      2.87       2.90
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     2.14     3.07      3.01       3.03
-----------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                             2.05     5.02        --       5.86
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             0.38     3.05        --       3.75
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     1.22     3.01        --       3.63
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                             6.02     5.37        --       5.51
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             4.36     3.43        --       3.51
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     3.66     3.32        --       3.40
-----------------------------------------------------------------------------------------------------
CLASS K
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                             7.85     6.13      5.82       5.82
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             5.86     3.87      3.29       3.31
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     4.77     3.76      3.37       3.38
-----------------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 11/24/92, 10/25/94, 4/19/96 and 11/20/92,
      respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
International Bond Fund                                         %         %        %/(1)/
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                            21.91     4.73      3.34
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            21.37     3.76      2.39
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    13.45     3.34      2.21
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                            16.65     3.60      2.43
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            16.24     2.73      1.56
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    10.22     2.46      1.51
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                            15.60     3.33      2.73
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            15.53     2.63      1.97
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     9.58     2.34      1.82
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                            19.66       --      3.42
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            19.59       --      2.68
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    12.07       --      2.38
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                            21.26     4.45      4.05
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            20.85     3.58      3.15
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    13.05     3.16      2.82
------------------------------------------------------------------------------------------

------------------------

/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 10/2/96, 10/17/96, 6/9/97, 6/3/98 and 3/25/97, respectively.

-----------------------------------------------------------------------------------------------------
                                                                                              Since
                                                              1 Year   5 Years   10 Years   Inception
International Equity Fund                                       %         %          %        %/(1)/
-----------------------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (17.42)   (2.59)     3.32        3.58
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (17.91)   (3.82)     2.02        2.40
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (10.69)   (1.92)     2.63        2.87
-----------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (22.33)   (3.96)     2.48        2.49
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (22.70)   (5.10)     1.25        1.27
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.71)   (2.95)     1.97        1.98
-----------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (22.33)   (3.88)       --       (0.02)
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (22.50)   (4.85)       --       (1.20)
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.71)   (2.79)       --        0.01
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (19.09)   (3.58)       --       (0.74)
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (19.27)   (4.53)       --       (2.09)
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.73)   (2.56)       --       (0.50)
-----------------------------------------------------------------------------------------------------
CLASS K
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                           (17.57)   (2.82)     3.09        3.23
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (17.96)   (3.97)     1.85        2.00
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (10.79)   (2.07)     2.47        2.59
-----------------------------------------------------------------------------------------------------

------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 11/30/92, 3/9/94, 9/29/95 and 11/23/92, respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
International Growth Fund                                       %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (18.88)   (4.28)     (3.22)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (18.88)   (4.95)     (3.83)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.59)   (3.20)     (2.42)
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (23.15)   (5.46)     (4.51)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (23.15)   (6.10)     (5.09)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (14.22)   (4.10)     (3.40)
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (23.82)   (5.60)     (4.22)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (23.82)   (6.20)     (4.76)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (14.63)   (4.18)     (3.14)
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (20.45)   (5.23)     (4.24)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (20.45)   (5.82)     (4.77)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (12.56)   (3.90)     (3.16)
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                           (19.03)   (4.51)     (3.25)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (19.03)   (5.16)     (3.83)
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.69)   (3.37)     (2.43)
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/31/96, 2/20/97, 3/19/97, 2/13/97 and 1/10/97, respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Large-Cap Value Fund                                            %         %        %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (19.24)   (2.36)      7.32
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (19.52)   (3.64)      5.31
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.80)   (1.97)      5.63
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (23.94)   (3.69)      6.30
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (24.14)   (4.85)      4.38
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (14.69)   (2.96)      4.80
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (24.11)   (3.65)      6.26
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (24.11)   (4.61)      4.58
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (14.80)   (2.82)      4.91
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (20.91)   (3.31)      3.68
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (20.91)   (4.26)      1.92
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (12.84)   (2.56)      2.80
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                           (19.52)   (2.63)      7.05
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (19.72)   (3.80)      5.15
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (11.97)   (2.14)      5.46
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 7/5/94, 8/8/94, 8/9/94,12/5/95 and 7/5/94, respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Michigan Tax-Free Bond Fund                                     %         %       %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                            10.27     5.56       5.40
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             8.58     5.13       4.46
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     6.26     4.93       4.33
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                             5.63     4.43       4.79
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             4.12     4.02       3.89
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     3.42     3.96       3.82
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                             4.14     4.20       5.59
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             2.90     3.86       4.84
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     2.52     3.72       4.55
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                             8.16     4.53       5.22
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             6.91     4.19       4.87
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     4.98     3.99       4.58
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                            10.00     5.29       5.14
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             8.42     4.87       4.24
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     6.10     4.68       4.12
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 1/3/94, 2/15/94, 7/5/94, 10/4/96 and 1/3/94, respectively.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Micro-Cap Equity Fund                                           %         %       %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (21.73)    5.41      14.52
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (21.73)    5.03      13.88
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.34)    4.29      11.98
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (26.29)    3.97      13.18
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (26.29)    3.58      12.55
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (16.14)    3.09      10.81
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (26.40)    4.02      11.89
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (26.40)    3.62      11.23
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (16.21)    3.14       9.66
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (23.29)    4.36      13.82
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (23.29)    3.96      13.15
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (14.30)    3.42      11.33
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                           (21.92)    5.16      14.06
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (21.92)    4.77      13.42
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (13.46)    4.08      11.58
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/26/96, 12/26/96, 2/24/97, 3/31/97 and 12/31/96,
      respectively.

---------------------------------------------------------------------------------
                                                                          Since
                                                              1 Year    Inception
MidCap Select Fund                                               %        %/(1)/
---------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------
Return Before Taxes                                           (15.22)      7.28
---------------------------------------------------------------------------------
Return After Taxes on Distributions                           (15.22)      6.16
---------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (9.35)      5.43
---------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------
Return Before Taxes                                           (20.09)     (7.87)
---------------------------------------------------------------------------------
Return After Taxes on Distributions                           (20.09)     (9.27)
---------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (12.34)     (6.79)
---------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------
Return Before Taxes                                           (20.24)     (7.39)
---------------------------------------------------------------------------------
Return After Taxes on Distributions                           (20.24)     (8.85)
---------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (12.43)     (6.43)
---------------------------------------------------------------------------------
CLASS II
---------------------------------------------------------------------------------
Return Before Taxes                                           (17.73)     (8.99)
---------------------------------------------------------------------------------
Return After Taxes on Distributions                           (17.73)    (10.39)
---------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (10.89)     (7.65)
---------------------------------------------------------------------------------
CLASS K
---------------------------------------------------------------------------------
Return Before Taxes(2)                                          N/A       (2.58)
---------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                          N/A       (2.58)
---------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares(2)  N/A       (1.59)
---------------------------------------------------------------------------------

--------------------------

/(1)/ The inception dates for the Class Y, Class A, Class B, Class II and Class K shares are 6/24/98, 6/30/00, 7/5/00, 7/14/00 and 12/17/02, respectively.

/(2)/  Class K shares returns for the MidCap Select Fund are not annualized.

------------------------------------------------------------------------------------------
                                                                                   Since
                                                              1 Year   5 Years   Inception
Multi-Season Growth Fund                                        %         %       %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                           (26.99)   (5.63)      5.34
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (26.99)   (6.76)      4.27
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (16.57)   (3.97)      4.63
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (31.34)   (7.00)      4.41
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (31.34)   (8.12)      3.37
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (19.24)   (4.99)      3.86
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (31.44)   (6.94)      4.42
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (31.44)   (8.15)      3.39
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (19.30)   (4.89)      3.85
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (28.49)   (6.56)      4.35
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (28.49)   (7.75)      3.26
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (17.49)   (4.62)      3.86
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                           (27.22)   (5.87)      3.79
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (27.22)   (7.01)      2.50
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   (16.71)   (4.14)      3.36
------------------------------------------------------------------------------------------

-------------------------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 8/16/93, 8/4/93, 4/29/93, 9/20/93 and 6/23/95, respectively.

--------------------------------------------------------------------------------------------------------------------
NetNet Fund                                                                                               Since
                                                                                1 Year      5 Years     Inception
                                                                                   %           %           %(1)
--------------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (44.42)       --         (10.38)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (44.42)       --         (10.51)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (27.27)       --          (7.82)
--------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (47.61)      (7.50)        2.15
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (47.61)      (7.63)        1.04
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (29.23)      (5.67)        1.48
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (47.70)       --         (11.68)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (47.70)       --         (11.81)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (29.29)       --          (8.75)
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                             (45.53)       --         (14.63)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                             (45.53)       --         (14.78)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                     (27.95)       --         (10.91)
--------------------------------------------------------------------------------------------------------------------
CLASS K
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes(2)                                                            N/A        N/A         (19.84)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                                            N/A        N/A         (19.84)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares(2)                    N/A        N/A         (12.18)
--------------------------------------------------------------------------------------------------------------------

--------------------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 6/1/98, 8/19/96, 6/1/98, 11/3/98 and 4/30/02, respectively.
(2)  Class K shares returns for the NetNet Fund are not annualized.

--------------------------------------------------------------------------------------------------------------------
Power Plus Fund                                                                                           Since
                                                                                            1 Year      Inception
                                                                                               %           %(1)
--------------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         (30.74)      (25.14)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                         (30.74)      (25.27)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                 (18.88)      (19.66)
--------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         (34.71)      (27.64)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                         (34.71)      (27.77)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                 (21.31)      (21.54)
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         (34.93)      (27.62)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                         (34.93)      (27.76)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                 (21.45)      (21.53)
--------------------------------------------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         (32.88)      (26.32)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                         (32.88)      (26.45)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                 (20.19)      (20.55)
--------------------------------------------------------------------------------------------------------------------
CLASS K
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         (30.93)      (25.35)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                         (30.93)      (25.48)
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                 (18.99)      (19.82)
--------------------------------------------------------------------------------------------------------------------

--------------------
(1) The inception date for the Class Y, Class A, Class B, Class II and Class K shares is 3/13/01.

------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund                                                 Since
                                                              1 Year   5 Years   Inception
                                                                %         %       %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                            6.69      2.16       9.41
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            4.61      0.02       7.24
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    4.10      0.61       6.66
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                            0.65      0.78       8.39
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (1.22)    (1.24)      6.35
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    0.39     (0.43)      5.85
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                            0.65      0.80       8.34
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (1.02)    (1.00)      6.57
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    0.39     (0.28)      5.98
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                            4.61      1.15       8.05
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            2.96     (0.62)      6.28
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    2.83      0.01       5.72
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                            6.43      1.88       7.42
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            4.46     (0.16)      5.31
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    3.95      0.44       4.98
------------------------------------------------------------------------------------------

----------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 10/3/94, 9/30/94, 10/3/94, 1/5/96 and 10/3/96, respectively.

------------------------------------------------------------------------------------------
Small-Cap Value Fund                                                               Since
                                                              1 Year   5 Years   Inception
                                                                %         %       %/(1)/
------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------
Return Before Taxes                                            (9.24)    3.09       9.18
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            (9.46)    2.15       7.97
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (5.60)    2.05       7.00
------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                           (14.52)    1.70       7.58
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (14.72)    0.84       6.45
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (8.84)    0.97       5.68
------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                           (14.65)    1.73       6.88
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (14.87)    1.01       5.90
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (8.92)    1.07       5.18
------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                           (11.06)    2.06       7.79
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           (11.28)    1.35       6.82
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (6.72)    1.34       5.96
------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------
Return Before Taxes                                            (9.51)    2.83       8.78
------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            (9.73)    1.96       7.65
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    (5.77)    1.88       6.70
------------------------------------------------------------------------------------------

----------
/(1)/ The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/26/96, 1/10/97, 2/11/97, 1/13/97 and 12/31/96, respectively.

-------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                                                                                            Since
                                                                               1 Year      5 Years    10 Years     Inception
                                                                                 %            %           %           %(1)
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (33.26)      (12.90)      2.16          4.33
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (33.26)      (13.47)      0.66          2.93
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (20.42)       (9.58)      1.82          3.65
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (37.10)      (13.84)      1.51          1.92
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (37.10)      (14.41)      0.01          0.43
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (22.78)      (10.23)      1.29          1.63
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (37.21)      (14.04)        --          0.73
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (37.21)      (14.66)        --         (0.98)
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (22.84)      (10.34)        --          0.75
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (34.55)      (13.75)        --         (2.23)
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (34.55)      (14.34)        --         (4.17)
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (21.22)      (10.15)        --         (1.56)
-------------------------------------------------------------------------------------------------------------------------------
CLASS K
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           (33.36)      (13.12)      1.93          2.35
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           (33.36)      (13.70)      0.43          0.85
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   (20.48)       (9.73)      1.66          2.00
-------------------------------------------------------------------------------------------------------------------------------

--------------------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 11/23/92, 4/28/94, 9/26/95 and 11/23/92, respectively.

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                                                                                                   Since
                                                                                            1 Year     5 Years     Inception
                                                                                              %           %           %(1)
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         10.00       5.34          6.36
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          7.67       4.64          5.28
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  6.65       4.74          5.22
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          5.36       4.24          5.11
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          3.23       3.57          4.25
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  3.79       3.81          4.34
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          3.82       3.94          5.79
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          1.92       3.32          4.92
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  2.87       3.50          4.80
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          7.89       4.38          4.91
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          6.00       3.77          4.29
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  5.37       3.86          4.33
-------------------------------------------------------------------------------------------------------------------------------
CLASS K
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          9.71       5.10          6.16
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          7.50       4.42          5.13
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  6.48       4.52          5.05
-------------------------------------------------------------------------------------------------------------------------------


--------------------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 7/21/94, 10/9/95, 12/6/94, 7/7/97 and 7/5/94, respectively.

------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond Fund                                                                              Since
                                                                                 1 Year    5 Years    10 Years     Inception
                                                                                   %          %           %          %(1)
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               7.36       4.85       4.90         4.92
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               5.66       4.42       3.92         3.95
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       4.65       4.35       3.88         3.90
------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               2.72       3.71       4.24         4.27
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               1.19       3.31       3.31         3.34
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       1.80       3.39       3.33         3.35
------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               1.29       3.45         --         4.07
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               0.01       3.11         --         3.64
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       0.93       3.12         --         3.57
------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               5.24         --         --         4.03
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               3.97         --         --         3.65
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       3.35         --         --         3.56
------------------------------------------------------------------------------------------------------------------------------
CLASS K
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               6.99       4.57       4.67         5.32
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               5.40       4.17       3.73         4.08
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       4.42       4.10       3.69         4.02
------------------------------------------------------------------------------------------------------------------------------

----------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/17/92, 11/30/92, 5/16/96, 7/8/98 and 2/9/87, respectively.

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                                                                                          Since
                                                                                            1 Year     5 Years     Inception
                                                                                              %           %           %(1)
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         10.10        7.14         7.61
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          7.73        4.64         4.92
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  6.14        4.45         4.75
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          5.35        5.98         6.84
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          3.18        3.61         4.24
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  3.23        3.57         4.16
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          3.90        5.75         6.13
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          1.97        3.66         3.93
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  2.35        3.54         3.81
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          7.91        6.05         6.35
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          5.98        3.99         4.21
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  4.81        3.81         4.02
-------------------------------------------------------------------------------------------------------------------------------
CLASS K
-------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                          9.72        6.87         7.34
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                          7.46        4.48         4.76
-------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                  5.91        4.29         4.59
-------------------------------------------------------------------------------------------------------------------------------


----------
(1) The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 7/5/94, 7/28/94, 9/6/95, 8/12/96 and 7/5/94, respectively.

     Average annual total returns, average annual total returns after taxes on distributions and average annual total returns after taxes on distributions and redemptions for Class R Shares (if applicable) are not provided as that Class had not commenced operations as of December 31, 2002.

     Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                           ERV-1
                                           -----
                 Aggregate Total Return =    P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A shares of the Bond Funds, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations that do not reflect the sales charge will, of course, be higher than quotations which do.

     All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business.

     Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Money Market Funds, the Funds will not typically derive net long-term capital gains.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.


     Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."


     Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the applicable Money Market Fund continuously maintains a net asset value of $1.00 per share of such Fund, a shareholder of such a Fund will not recognize gain or loss upon a sale or exchange of such shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short & Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     Michigan Tax Considerations - Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund. Dividends paid by the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund that are derived from interest attributable to municipal obligations issued by the state of Michigan or its political subdivisions ("Michigan Municipal Obligations") will be exempt from Michigan income tax and the Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan income tax and the Michigan Single Business Tax, even though the dividends may be exempt for Federal income tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from Federal income tax, are exempt from Michigan income tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan income tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan estate taxes and taxes measured by gain on the sale, payment, or other disposition thereof.

     International Equity Fund, International Growth Fund, Emerging Markets Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the International Bond Fund (or any other Fund that invests in foreign securities) from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to a Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

     Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     MST is a Delaware statutory trust. MFFT is a Massachusetts business trust. MFI is a Maryland corporation. Under the each Declaration of Trust of MST and MFFT, the beneficial interest in MST or MFFT may be divided into an unlimited number of full and fractional transferable shares. MST's and MFFT's Declaration of Trust and MFI's Articles of Incorporation authorize the Board to classify or reclassify any authorized but unissued shares of MST, MFFT and MFI into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.



     Pursuant to such authority, MST's Board has authorized the issuance of an unlimited number of shares of beneficial interest in MST, representing interests in the Balanced Fund, Bond Fund, Cash Investment Fund, Emerging Markets Fund, Index 500 Fund, Intermediate Bond Fund, International Bond Fund, International Equity Fund, International Growth Fund, Large-Cap Value Fund, Michigan Tax-Free Bond Fund, MidCap Select Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Tax-Free Bond Fund, Tax-Free Short & Intermediate Bond Fund, Tax-Free Money Market Fund and U.S. Government Income Fund. The shares of each Fund (other than the Balanced Fund, Index 500 Fund, MidCap Select Fund, Small-Cap Value Fund, Tax-Free Money Market Fund and U.S. Government Income Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. The Balanced Fund, the Small-Cap Value Fund and U.S. Government Income Fund offer Class A, Class B, Class C, Class K,

Class R and Class Y shares. The Index 500 Fund offers only Class A, Class B, Class K, Class R and Class Y shares. The MidCap Select Fund offers Class A, Class B, Class II, Class K, Class R and Class Y shares. The Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A shares, Class K shares and Class Y shares.

     Pursuant to such authority, MFFT's Board has authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the Healthcare Fund. The shares of the Healthcare Fund are offered in six separate classes: Class A, Class B, Class C, Class K, Class R and Class Y shares.

     Pursuant to such authority, MFI's Board of Directors has authorized the issuance of shares of common stock representing interests in the Future Technology Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund. The Micro-Cap Equity Fund and the NetNet Fund are offered in six separate classes:
Class A, Class B, Class C, Class K, Class R and Class Y shares. The Future Technology Fund and Power Plus Fund offer Class A, Class B, Class II, Class K and Class Y shares.

     The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of MST, MFI or MFFT or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and MST's, MFI's, MFFT's, other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.


     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class A shares, only Class B shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class B shares, only Class C shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class C shares, only Class II shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class II shares , only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class K shares and only Class R shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund's Class R shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by MST, MFI or MFFT, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as MST, MFI or MFFT, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors/trustees may be effectively acted upon by shareholders of MST, MFI or MFFT voting together in the aggregate without regard to a particular Fund.

     Shares of MST, MFI and MFFT have non-cumulative voting rights and, accordingly, the holders of more than 50% of MST's, MFI's and MFFT's outstanding shares (irrespective of class) may elect all of its trustees or directors, as applicable. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by each of MST, MFI and MFFT.

     Shareholder meetings to elect Directors/Trustees will not be held unless and until such time as required by law. At that time, the Directors/Trustees then in office will call a shareholders' meeting to elect Directors/Trustees. Except as set forth above, the Directors/Trustees will continue to hold office and may appoint successor Directors/Trustees. Meetings of the shareholders of MST, MFI or MFFT shall be called by the Directors/Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     MST's and MFFT's Declaration of Trust, as amended, each authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. MST's and MFFT's Boards may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

     Notwithstanding any provision of law requiring a greater vote of MST's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by MST's Declaration of Trust, MST may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and MST's other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of MFI's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law

(for example, by Rule 18f-2) or by MFI's Articles of Incorporation, MFI may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and MFI's other funds, if any (voting together without regard to class).

                                OTHER INFORMATION

     Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent auditors of the Funds.


     Control Persons and Principal Holders of Securities. As of August 1, 2003, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds (including when they were Predecessor Funds, if applicable).

---------------------------------------------------------------------------------------------------
                                                                            Percentage of Class
Name of Fund and Class        Name and Address                                Outstanding (%)
---------------------------------------------------------------------------------------------------
Balanced Fund-Class A         MERRILL LYNCH PIERCE FENNER & SMITH FBO             21.475
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------
Balanced Fund-Class A         COMMUNITY BANK NA CUST                              13.970
                              FBO HANYS 401K PLAN
                              6 RHOADES DRIVE
                              UTICA NY 13502
---------------------------------------------------------------------------------------------------
Balanced Fund-Class A         WELLS FARGO BANK WEST NA CUST                        5.021
                              FBO COUNTY OF TULARE
                              DEFERRED COMPENSATION PLAN
                              C/O GREAT-WEST
                              8515 E ORCHARD RD APT 2T2
                              ENGLEWOOD CO 80111-5037
---------------------------------------------------------------------------------------------------
Balanced Fund-Class B         MERRILL LYNCH PIERCE FENNER & SMITH FBO             24.182
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------
Balanced Fund-Class C         MERRILL LYNCH PIERCE FENNER & SMITH FBO             30.698
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------
Balanced Fund-Class K         CALHOUN & CO                                       100.000
                              C/O COMERICA BANK DETROIT
                              ATTN MUTUAL FUNDS UNIT MC 3446
                              P O BOX 75000
                              DETROIT MI 48275-3446
---------------------------------------------------------------------------------------------------
Balanced Fund-Class Y         CALHOUN & CO                                        53.111
                              C/O COMERICA BANK DETROIT
                              ATTN MUTUAL FUNDS UNIT MC 3446
                              P O BOX 75000
                              DETROIT MI 48275-3446
---------------------------------------------------------------------------------------------------
Balanced Fund-Class Y         CHARTER TOWNSHIP OF CLINTON                         22.154
                              PUBLIC EMPLOYEE HEALTH CARE FUND
                              40700 ROMEO PLANK
                              CLINTON TOWNSHIP MI 48038
---------------------------------------------------------------------------------------------------
Balanced Fund-Class Y         COMERICA BANK FBO                                   15.766
                              HENRY FORD HLTH SYS RETIRE SVGS
                              ATTN: MUTUAL FUND UNIT / MC3446
                              P.O. BOX 75000 / MC3446
                              DETROIT, MI 48275
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                 Percentage of Class
Name of Fund and Class        Name and Address                                     Outstanding (%)
--------------------------------------------------------------------------------------------------------
Bond Fund-Class A             CIRCLE TRUST COMPANY CO CUST FBO                         26.697
                              GOLDK OMNIBUS ACCOUNT
                              METRO CENTER
                              ONE STATION PLACE
                              STAMFORD CT 06902
--------------------------------------------------------------------------------------------------------
Bond Fund-Class A             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  23.446
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------
Bond Fund-Class A             UBS FINANCIAL SERVICES INC. FOR THE BENEFIT OF            6.883
                              COMERICA BANK,TTEE EMORY FORD
                              RESIDUARY T/U/W DTD 7/31/70
                              (MUTUAL FUND ACCT)
                              500 WOODWARD AVE MC 3300
                              DETROIT MI 48226-3416
--------------------------------------------------------------------------------------------------------
Bond Fund-Class B             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  35.893
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------
Bond Fund-Class C             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  45.523
                              THE SOLE BENEFIT OF ITS CUSTOMERS
                              ATTN FUND ADMINISTRATION (97XXX)
                              4800 DEER LAKE DR E 2ND FL
                              JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------
Bond Fund-Class C             UBS FINANCIAL SERVICES INC. FOR THE BENEFIT OF            6.559
                              ELSA E. STARRELLS SUCC TTEE
                              FBO THE KUN FAMILY TRUST
                              DTD 9-27-90.
                              295 BUCKINGHAM WAY #303
                              SAN FRANCISCO CA 94132-1803
--------------------------------------------------------------------------------------------------------
Bond Fund-Class K             CALHOUN & CO                                             99.789
                              C/O COMERICA BANK DETROIT
                              ATTN MUTUAL FUNDS UNIT MC 3446
                              P O BOX 75000
                              DETROIT MI 48275-3446
--------------------------------------------------------------------------------------------------------
Bond Fund-Class Y             CALHOUN & CO                                             99.422
                              C/O COMERICA BANK DETROIT
                              ATTN MUTUAL FUNDS UNIT MC 3446
                              P O BOX 75000
                              DETROIT MI 48275-3446
--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                   Percentage of Class
Name of Fund and Class               Name and Address                                Outstanding (%)
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class A         NATIONAL FINANICAL SERVICES CORP                    85.536
                                     FOR THE EXCLUSIVE BENEFIT OF
                                     OUR CUSTOMERS
                                     ATTN: MUTUAL FUNDS 5TH FL
                                     P O BOX 3908 CHURCH STREET STATION
                                     NEW YORK NY 10008-3908
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class C         PFPC TRUST COMPANY AS CUSTODIAN                      5.217
                                     JOSEPH P NAGY TRANS/IRA
                                     21917 HUNTMASTER DR
                                     LAYTONSVILLE MD 20882
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class K         CALHOUN & CO                                        99.938
                                     C/O COMERICA BANK DETROIT
                                     ATTN VICKY FROEHLICH
                                     P O BOX 75000
                                     DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Cash Investment Fund-Class Y         CALHOUN & CO                                        96.641
                                     C/O COMERICA BANK DETROIT
                                     ATTN VICKY FROEHLICH
                                     P O BOX 75000
                                     DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class A        MERRILL LYNCH PIERCE FENNER & SMITH FBO             12.184
                                     THE SOLE BENEFIT OF ITS CUSTOMERS
                                     ATTN FUND ADMINISTRATION (97XXX)
                                     4800 DEER LAKE DR E 2ND FL
                                     JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class A        NFSC FEBO                                           24.071
                                     NATIONAL FIDUCIARY SVCS NA
                                     FBO TEXAS RETIREMENT TRUST
                                     10411 WESTHEIMER RED STE 200
                                     HOUSTON TX 77042
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class A        PERSHING LLC                                        10.664
                                     PO BOX 2052
                                     JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class B        MERRILL LYNCH PIERCE FENNER & SMITH FBO             30.303
                                     THE SOLE BENEFIT OF ITS CUSTOMERS
                                     ATTN FUND ADMINISTRATION (97XXX)
                                     4800 DEER LAKE DR E 2ND FL
                                     JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C        PFPC TRUST COMPANY AS CUSTODIAN                      8.948
                                     FBO THOMAS F CASEY
                                     R/O IRA
                                     19 W EMERSON STREET
                                     MELROSE MA 02176
----------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C        MERRILL LYNCH PIERCE FENNER & SMITH FBO              8.595
                                     THE SOLE BENEFIT OF ITS CUSTOMERS
                                     ATTN FUND ADMINISTRATION (97XXX)
                                     4800 DEER LAKE DR E 2ND FL
                                     JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C               PERSHING LLC                                              8.455
                                            P.O. BOX 2052
                                            JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C               NFSC FEBO                                                 6.687
                                            ERNEST E ELLIOTT
                                            CATHY ELLIOTT
                                            35 WOODSIDE DRIVE
                                            BOLTON MA 01740
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class C               FERRIS, BAKER WATTS, INC                                  5.864
                                            FBW C/F KIERNAN FRANCES B
                                            A/C 3202-1313
                                            3801 CANTERBURY ROAD #1002
                                            BALTIMORE MD 21218-2379
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class K               CALHOUN & CO                                             99.996
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class Y               CALHOUN & CO                                             87.246
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class A              MERRILL LYNCH PIERCE FENNER & SMITH FBO                   8.657
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class B              MERRILL LYNCH PIERCE FENNER & SMITH FBO                  19.016
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class II             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  13.441
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class K              CALHOUN & CO                                             100.000
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446

----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y              CALHOUN & CO                                             68.354
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund-Class Y              MCB TRUST SERVICES FBO                                   13.822
                                            FBO MUNDER CAPITAL MANAGEMENT
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class A                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  18.491
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class B                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  28.323
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class C                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  27.321
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class K                     CALHOUN & CO                                             67.561
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class K                     SEMA AND CO                                              27.945
                                            12 E 49ST 41FL
                                            NEW YORK, NY 10017
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class Y                     CALHOUN & CO                                             79.393
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund-Class Y                     MCB TRUST SERVICES FBO                                    8.192
                                            FBO MUNDER CAPITAL MANAGEMENT
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund-Class A                      MERRILL LYNCH PIERCE FENNER & SMITH FBO                  17.677
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund-Class B                      MERRILL LYNCH PIERCE FENNER & SMITH FBO                  28.807
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund-Class K                      CALHOUN & CO                                             99.856
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund-Class Y                      CALHOUN & CO                                             91.269
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class A              MERRILL LYNCH PIERCE FENNER & SMITH FBO                   9.593
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class A              MCB TRUST SERVICES FBO                                    6.206
                                            FBO PEAKER SERVICES INC
                                            1380 LAWRENCE STREET SUITE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class B              MERRILL LYNCH PIERCE FENNER & SMITH FBO                  47.257
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class C              MERRILL LYNCH PIERCE FENNER & SMITH FBO                  31.618
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class C              WEXFORD CLEARING SERVICES CORP FBO                        5.805
                                            EDITH WOLPERT
                                            202 WYOMING AVE
                                            MAPLEWOOD NJ 07040-2034
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class C              UBS FINANCIAL SERVICES INC.                               5.533
                                            FBO ROBERT N. CRAIG
                                            PO BOX 3321
                                            1000 HARBOR BLVD
                                            WEEHAWKEN NJ 07086-6761
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class K              CALHOUN & CO                                             99.691
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund-Class Y              CALHOUN & CO                                             95.899
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class A             H&R BLOCK FINANCIAL ADVISORS                             39.317
                                            THE DIME BUILDING
                                            719 GRISWOLD STREET, STE 1700
                                            DETROIT, MI 48226
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class A             LEHMAN BROTHERS, INC.                                    30.906
                                            70 HUDSON STREET, 7TH FLOOR
                                            JERSEY CITY, NJ 07302
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class B             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  16.479
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class B             FIRST CLEARING CORPORATION                                7.270
                                            ROY WEDGE &
                                            4016 CHAMPIONS DRIVE
                                            LUFKIN TX 75901-7755
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class C             PRUDENTIAL SECURITIES INC. FBO                            9.326
                                            HONG-LING LEE TTEE
                                            HONG-LING LEE MD INC.
                                            PROFIT SHARING PLAN UAD 2/1/89
                                            603 E LATHAM AVE
                                            HEMET CA 92543-4342
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class C             MERRILL LYNCH PIERCE FENNER & SMITH FBO                  21.176
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class K             FUNDS DISTRIBUTOR INC.                                   99.825
                                            ATTN: ACCOUNTING DEPT.
                                            60 STATE STREET, SUITE 1300
                                            BOSTON MA 02109
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class Y             CALHOUN & CO                                             99.297
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class A           LASALLE BANK NATIONAL ASSOCIATION                        18.618
                                            OMNIBUS 76
                                            P O BOX 1443
                                            CHICAGO IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class A           MERRILL LYNCH PIERCE FENNER & SMITH FBO                   7.586
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class B           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  25.785
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class C           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  64.513
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class C           PFPC TRUST COMPANY AS CUSTODIAN                           6.480
                                            FBO THOMAS F CASEY
                                            R/O IRA
                                            19 W EMERSON STREET
                                            MELROSE MA 02176
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class K           CALHOUN & CO                                             99.922
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
International Equity Fund-Class Y           CALHOUN & CO                                             90.976
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class A           PERSHING LLC                                             29.412
                                            PO BOX 2052
                                            JERSEY CITY, NG  07303-9998
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class A           SARAH M REPEL                                             6.614
                                            543 SHERIDAN RD
                                            EVANSTON IL 60202-0000
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class A           E CURTIS MATTHEWS JR                                      7.247
                                            1420 DAVIS ST
                                            EVANSTON IL 60201
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class B           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  22.596
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class B           FIRST CLEARING CORPORATION                                5.862
                                            MARTHA SEWELL (IRA)
                                            FCC AS CUSTODIAN
                                            2857 PLAZA ROJO
                                            SANTA FE NM 87507-6521
----------------------------------------------------------------------------------------------------------------------

                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class C           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  11.530
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class C           UBS FINANCIAL SERVICES FOR THE BENEFIT OF                23.836
                                            AMBROSE HAMM TRUSTEE
                                            U/A/D 3/26/1982
                                            FBO: KEITH HAMM SR TRUST
                                            PO BOX 955
                                            BRANCHVILLE NJ 07826-0955
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class C           PERSHING LLC                                              8.066
                                            P.O. BOX 2052
                                            JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class C           PERSHING LLC                                              7.408
                                            P.O. BOX 2052
                                            JERSEY CITY, NJ 07303-9998
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class C           UBS FINANCIAL SERVICES FOR THE BENEFIT OF                 5.901
                                            RICHARD BEYRER
                                            CATHLEEN BEYRER JTWROS
                                            14 CHERYL CT
                                            MAHOPAC NY 10541-2813
----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class K           CALHOUN & CO                                             100.000
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446

----------------------------------------------------------------------------------------------------------------------
International Growth Fund-Class Y           CALHOUN & CO                                             94.473
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446

----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class A                MERRILL LYNCH PIERCE FENNER & SMITH FBO                   8.598
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class B                MERRILL LYNCH PIERCE FENNER & SMITH FBO                  42.892
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class C                MERRILL LYNCH PIERCE FENNER & SMITH FBO                  33.568
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class K                CALHOUN & CO                                             99.904
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund-Class Y                CALHOUN & CO                                             91.489
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A         ROBERT W BAIRD & CO. INC.                                18.088
                                            777 EAST WISCONSIN AVENUE
                                            MILWAUKEE WI 53202-5391
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A         SUZANNE MCKEOWN                                           5.549
                                            9669 STEEP HOLLOW DR
                                            WHITE LAKE MI 48386
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A         NFSC FEBO                                                 5.480
                                            TIMOTHY LOWELL WESTBAY TTEE
                                            TIMOTHY LOWELL WESTBAY REV
                                            LIVING TR, U/A 3/8/83
                                            46502 DARWOOD CT.
                                            PLYMOUTH MI 48170
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class A         MERRILL LYNCH PIERCE FENNER & SMITH FBO                   5.041
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B         MERRILL LYNCH PIERCE FENNER & SMITH FBO                  28.750
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B         PERSHING LLC                                             11.316
                                            P.O. BOX 2052 JERSEY CITY, NJ
                                            07303-9998
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B         RAYMOND JAMES & ASSOC INC                                10.239
                                            FBO LEVALLEY EDITH
                                            880 CARILLON PKWY
                                            ST PETERSBURG FL 33716
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class B         CITIGROUP GLOBAL MARKETS INC.                             7.773
                                            333 WEST 34TH ST - 3RD FLOOR
                                            NEW YORK, NEW YORK 10001
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class  C        MERRILL LYNCH PIERCE FENNER & SMITH FBO                 91.9374
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class K         CALHOUN & CO                                             99.982
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class Y         CALHOUN & CO                                             93.374
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund-Class Y         KIKI NICK                                                 5.471
                                            591 RENAUD
                                            GROSSE POINTE WOODS MI 48236
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class A               MERRILL LYNCH PIERCE FENNER & SMITH FBO                  11.115
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class A               CHARLES SCHWAB & CO INC                                   8.022
                                            SPECIAL CUSTODY ACT FOR THE
                                            BENEFIT OF CUSTOMERS
                                            ATTN MUTUAL FUNDS
                                            101 MONTGOMERY STREET
                                            SAN FRANCISCO CA 94104
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class B               MERRILL LYNCH PIERCE FENNER & SMITH FBO                  24.607
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class C               MERRILL LYNCH PIERCE FENNER & SMITH FBO                  35.205
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class K               CALHOUN & CO                                             96.627
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y               CALHOUN & CO                                             59.953
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y               JOHN P RICHARDSON GEN PRTNR                              10.569
                                            RICHARDSON FAMILY LIMITED PRTNRSHP
                                            3452 BALFOUR DR
                                            TROY MI 48084
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund-Class Y               MCB TRUST SERVICES FBO                                    9.223
                                            FBO MUNDER CAPITAL MANAGEMENT
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                  MCB TRUST SERVICES FBO                                    8.121
                                            FBO DYNAMICSOFT INC
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  10.769
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class A                  SECURITY TRUST CO TTEE FBO                                7.977
                                            GOLDEN STATE FOODS CORP SALARIED
                                            401 K SAVINGS & RETIREMENT PLAN
                                            2390 EAST CAMELBACK RD STE 240
                                            PHOENIX AZ 85016
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class B                  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  27.705
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class II                 MERRILL LYNCH PIERCE FENNER & SMITH FBO                  18.866
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class K                  CALHOUN & CO                                            100.000
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund-Class Y                  CALHOUN & CO                                             87.362
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class A            MERRILL LYNCH PIERCE FENNER & SMITH FBO                  28.934
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class B            MERRILL LYNCH PIERCE FENNER & SMITH FBO                  29.311
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class C            MERRILL LYNCH PIERCE FENNER & SMITH FBO                  37.086
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class K            CALHOUN & CO                                             94.334
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund-Class Y            CALHOUN & CO                                             93.413
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class A                         MERRILL LYNCH PIERCE FENNER & SMITH FBO                  19.223
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class B                         MERRILL LYNCH PIERCE FENNER & SMITH FBO                  23.397
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class C                         MERRILL LYNCH PIERCE FENNER & SMITH FBO                  27.600
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class K                         CALHOUN & CO                                             97.730
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                         MCB SERVICES TRUST FBO                                   18.356
                                            FBO MUNDER CAPITAL MANAGEMENT
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                         CALHOUN & CO                                             33.328
                                            C/O COMERICA BANK
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            PO BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                         HIGHLANDS COMPANY OF DELAWARE                             9.461
                                            2301 MITCHELL PARK DR
                                            PETOSKEY MI 49770
----------------------------------------------------------------------------------------------------------------------
NetNet Fund-Class Y                         MAC & CO A/C VHSF3001102                                  7.133
                                            MUTUAL FUND OPS-TC
                                            PO BOX 3198
                                            PITTSBURGH PA 15230
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class A                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  18.859
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class B                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  33.145
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class II                    MERRILL LYNCH PIERCE FENNER & SMITH FBO                  20.519
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class K                     CALHOUN & CO                                             90.086
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class K                     MUNDER CAPITAL MGMT                                       9.895
                                            ATTN KIM WINEK
                                            480 PIERCE ST
                                            BIRMINGHAM MI 48103
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                     MCB SERVICES FUND FBO                                    59.469
                                            FBO MUNDER CAPITAL MANAGEMENT
                                            1380 LAWRENCE ST STE 1400
                                            DENVER CO 80204
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                     MERRILL LYNCH PIERCE FENNER & SMITH FBO                  13.955
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  22.529
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                     ROBERT L LARSEN                                          11.310
                                            23 OLMSTEAD RD
                                            MORRISTOWN NJ 07960-0000
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund-Class Y                     THOMAS M MUDIE                                            5.665
                                            MARCELINE D MUDIE JTWROS
                                            1427 NORTHWOOD BLVD
                                            ROYAL OAK MI 48073-3183
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A  MCDONAL INVESTMENTS INC. FBO                              7.399
                                            4900 TIEDEMAN ROAD
                                            BROOKLYN OH 44144
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class A  NFSC FEBO                                                 6.343
                                            GORDON B & HILDA B LOWELL TTEE
                                            LOWELL-KANGAS & ASSOC OF ST
                                            LOUIS P/S TR, U/A 12/6/72
                                            2055 NORTH BALLAS ROAD
                                            ST LOUIS MO 63131
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class B  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  23.326
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class C  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  27.952
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class C  A G EDWARDS & SONS INC FBO                                5.622
                                            GRACE R BAUER &
                                            ERWIN A BAUER TTEE
                                            ONE NORTH JEFFERSON
                                            ST LOUIS MO 63103-2287
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class K  CALHOUN & CO                                            100.000
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund-Class Y  CALHOUN & CO                                             87.598
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class A           NFSC FEBO                                                 6.937
                                            NFSC/FMTC IRA
                                            FBO MARTIN E LAKER
                                            2120 BLOOMFIELD WOODS CT
                                            WEST BLOOMFIELD MI 48323
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class B           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  20.001
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class C           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  37.101
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class K           CALHOUN & CO                                             99.712
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class Y           CALHOUN & CO                                             92.753
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund-Class A           MERRILL LYNCH PIERCE FENNER & SMITH FBO                  49.640
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class A                MERRILL LYNCH PIERCE FENNER & SMITH FBO                  12.663
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class A                CIRCLE TRUST COMPANY CO CUST FBO                          6.135
                                            GOLDK OMNIBUS ACCOUNT
                                            METRO CENTER
                                            ONE STATION PLACE
                                            STAMFORD CT 06902
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class B                MERRILL LYNCH PIERCE FENNER & SMITH FBO                  38.220
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage of Class
Name of Fund and Class                      Name and Address                                     Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class C                MERRILL LYNCH PIERCE FENNER & SMITH FBO                  48.076
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class K                CALHOUN & CO                                            100.000
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund-Class Y                CALHOUN & CO                                             84.443
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  28.451
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                  NFSC FEBO                                                 6.285
                                            PAMELA J ZIOMEK TTEE
                                            PAMELA J ZIOMEK TRUST
                                            U/A 6/15/94
                                            157 CHUNILOTI WAY
                                            LOUDON TN 37774
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                  NFSC FEBO                                                 5.147
                                            ELLEN S OLEAN
                                            PO BOX 54
                                            ELIZABETH CO 80107
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class A                  NFSC FEBO                                                 5.147
                                            BROOKE VAN GERBIG
                                            PO BOX 334
                                            CROSS RIVER NY 10518
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  34.988
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                  WELLS FARGO BANK MN NA FBO                               12.589
                                            PARKER FAMILY
                                            PO BOX 1533
                                            MPLS MN 55480
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class B                  FIRST CLEARING CORPORATION                                8.272
                                            DOROTHY A ZAHN
                                            547 SYLVAN ROAD
                                            RIVER VALE NJ 07675
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Percentage of Class
Name of Fund and Class                       Name and Address                                      Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  56.979
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                  PRUDENTIAL SECURITIES INC. FBO                           10.219
                                            MRS ASAKO SHIBATA TTEE
                                            ASAKO SHIBATA, TRUSTEE OF THE
                                            ASAKO SHIBATA TRUST UA DTD
                                            GARDENA CA 90247-5617
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class C                  UBS FINANCIAL SERVICES INC. FOR THE BENEFIT OF            5.223
                                            ELAINE C IACIOFOLI TTEE
                                            BY ELAINE C IACIOFOLI
                                            UAD 4/21/1997
                                            15096 CORBY CT
                                            WELLINGTON FL 33414-8372
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class K                  CALHOUN & CO                                             99.912
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class Y                  CALHOUN & CO                                             80.448
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class Y                  MAXINE M MARSHKE                                         12.356
                                            11387 SPENS LANE
                                            LACHINE MI 49753-0000
----------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund-Class Y                  RICHARD A GIESEN JR AND                                   6.706
                                            LYNN P GIESEN JTWROS
                                            5895 HUNTERS GATE DR
                                            TROY MI 48098-000
----------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class A          NATIONAL FINANICAL SERVICES CORP                         97.807
                                            FOR THE EXCLUSIVE BENEFIT OF
                                            OUR CUSTOMERS
                                            ATTN: MUTUAL FUNDS 5TH FL
                                            P O BOX 3908 CHURCH STREET STATION
                                            NEW YORK NY 10008-3908
----------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class K          CALHOUN & CO                                             99.908
                                            C/O COMERICA BANK DETROIT
                                            ATTN VICKY FROEHLICH
                                            P O BOX 75000
                                            DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund-Class Y          CALHOUN & CO                                             92.991
                                            C/O COMERICA BANK DETROIT
                                            ATTN VICKY FROEHLICH
                                            P O BOX 75000
                                            DETROIT MI 48275-3455
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Percentage of Class
Name of Fund and Class                       Name and Address                                      Outstanding (%)
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class A  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  60.488
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class A  DAVID M LIETZKE &                                         7.734
                                            NANCY K LIETZKE TTEES
                                            THE LIETZKE FAMILY TRUST
                                            U/A DTD 05/26/1993
                                            21847 VILLA OAKS LN
                                            SARATOGA CA 95070
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class B  MERRILL LYNCH PIERCE FENNER & SMITH FBO                   54.5
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C  NFSC FEBO                                                 5.044
                                            M MARGARITE DAVIS TRUST
                                            RAYMOND C CUMMINGHAM
                                            85 PLANTATION DRIVE
                                            HILTON HEAD SC 29928
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C  UBS FINANCIAL SERVICES FOR THE BENEFIT OF                 6.835
                                            SOPHIA G. COLOVOS TRUST
                                            DTD 1/31/97
                                            SOPHIA G COLOVOS TTEE
                                            6141 LANDING BOULEVARD
                                            LADY LAKE FL 32159-5942
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C  GREGORY J SCHWARTZ & CO IN FBO                            6.852
                                            DONALD L GUNDLE
                                            MARIE J GUNDLE
                                            JT TEN/WROS
                                            34411 QUAKER VALLEY
                                            FARMINGTON HLS  MI  48331
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C  LPL FINANCIAL SERVICES                                    9.399
                                            9785 TOWNE CENTRE DRIVE
                                            SAN DIEGO CA 92121-1968
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class C  MERRILL LYNCH PIERCE FENNER & SMITH FBO                  53.145
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class K  CALHOUN & CO                                             99.906
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                        Percentage of Class
Name of Fund and Class                      Name and Address                              Outstanding (%)
---------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class Y  JOAN M LINVILLE TTEE                              12.428
                                            JOAN M LINVILLE LIVING TRUST
                                            U/A DTD 03/22/2001
                                            7896 WINFIELD DR SW
                                            BRIGHTON MI 48116
---------------------------------------------------------------------------------------------------------------
Tax-Free Short & Intermediate Bond-Class Y  CALHOUN & CO                                      86.618
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class A         PERSHING LLC                                       6.182
                                            PO BOX 2052
                                            JERSEY CITY, NJ 07303-9998
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class A         MERRILL LYNCH PIERCE FENNER & SMITH FBO            5.343
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class B         MERRILL LYNCH PIERCE FENNER & SMITH FBO           39.915
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class C         H&R BLOCK FINANCIAL ADVISORS                       6.023
                                            THE DIME BUILDING
                                            719 GRISWOLD STREET, STE 1700
                                            DETROIT, MI 48226
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class C         MERRILL LYNCH PIERCE FENNER & SMITH FBO           38.319
                                            THE SOLE BENEFIT OF ITS CUSTOMERS
                                            ATTN FUND ADMINISTRATION (97XXX)
                                            4800 DEER LAKE DR E 2ND FL
                                            JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class K         CALHOUN & CO                                       99.78
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
---------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund-Class Y         CALHOUN & CO                                      99.060
                                            C/O COMERICA BANK DETROIT
                                            ATTN MUTUAL FUNDS UNIT MC 3446
                                            P O BOX 75000
                                            DETROIT MI 48275-3446
---------------------------------------------------------------------------------------------------------------

     As of August 1, 2003, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of all of the Funds except the Balanced Fund, Future Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, NetNet Fund and Power Plus Fund. As a result, Comerica Bank may be deemed to have control of one or more of the Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

     As of August 1, 2003, discretionary clients of MCM over which it has voting power collectively owned less than 1% of each Fund's outstanding shares, except with respect to the Balanced Fund (3.20%), Emerging Markets Fund (1.22%), International Equity Fund (1.28%), International Growth Fund (4.18%), MidCap Select Fund (5.00%), Real Estate Equity Investment Fund (4.77%) and Small-Cap Value Fund (4.29%).


     Shareholder Approvals. As used in this SAI and in the Prospectuses, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

     This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.


     Statements contained herein and in the Funds' Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                         ANNUAL FUND OPERATING EXPENSES

     Unless otherwise noted, a Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the prospectus expense tables, reflects that Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on a Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                              FINANCIAL STATEMENTS


     The financial statements of the Funds (including when they were Predecessor Funds, if applicable), including the notes thereto, dated June 30, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Funds, dated as of June 30, 2002. The information under the caption "Financial Highlights" for the period from commencement of operations through June 30, 2002, appearing in the related Prospectuses dated October 31, 2002, as supplemented, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. In addition, unaudited financial statements of the Funds (including when they were Predecessor Funds, if applicable), dated December 31, 2002, are available in the Semi-Annual Report of the Funds dated December 31, 2002.


     The financial statements of MST for the period prior to the reorganization and redomiciliation of the Predecessor Funds as series of MST, which are attached contain the following:

     .    Report of Ernst & Young LLP, Independent Auditors.
     .    Statement of Asset and Liability.
     .    Statement of Operations.
     .    Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholder of Munder Series Trust:

We have audited the accompanying statement of asset and liability of Munder Series Trust (the "Trust"), as of April 8, 2003, and the related statement of operations for the period from February 3, 2003 to April 8, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Munder Series Trust at April 8, 2003, and the results of its operations for the period from February 3, 2003 to April 8, 2003, in conformity with accounting principles generally accepted in the United States.

                                                  ERNST & YOUNG LLP

Boston, Massachusetts
April 8, 2003

                               Munder Series Trust
                        Statement of Asset and Liability
                                  April 8, 2003

ASSET:
     Cash                                $117,000
                                         --------
          Total Asset                     117,000
                                         --------
LIABILITY:

     Due to affiliate                      17,000
                                         --------
          Total Liability                  17,000
                                         --------
          NET ASSETS                     $100,000
                                         ========

NET ASSETS CONSIST OF:

     Paid-in capital                     $117,000
     Accumulated net investment loss      (17,000)
                                         --------
          NET ASSETS                     $100,000
                                         ========

                        See Notes to Financial Statements

                               Munder Series Trust
                             Statement of Operations
              For the Period From February 3, 2003 to April 8, 2003

INVESTMENT INCOME                        $    --

EXPENSES:

     Trustee fees and expenses             17,000
                                         --------
          Total Expenses                   17,000
                                         --------

NET INVESTMENT LOSS                      $(17,000)
                                         ========

                        See Notes to Financial Statements

                               Munder Series Trust
                          Notes to Financial Statements
                                  April 8, 2003

1.   Organization

     Munder Series Trust (a Delaware Trust) (the "Trust") was organized on February 3, 2003 and has had no operations since that date other than matters relating to its organization. Munder Series Trust was formed solely for the purpose of completing an Agreement and Plan of Reorganization and Redomiciliation of each Fund of St. Clair Funds, Inc., The Munder Framlington Funds Trust, The Munder Funds, Inc. and The Munder Funds Trust.

2.   Significant Accounting Policies

     Organization Costs: Costs relating to the organization of the Trust will be borne by Munder Capital Management, the sole contributor of capital to the Trust, except for $17,000 of Trustee fees and expenses.

     Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.   Due to Affiliate

     Due to Affiliate represents a payable to Munder Capital Management to reimburse it for payments made to the Trustee on behalf of the Trust.

                                     PART C

                                OTHER INFORMATION

Item 23.         Exhibits

(a)     (1)      Articles of Incorporation, dated November 18, 1992, are
                 incorporated herein by reference to Post-Effective Amendment
                 No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

        (2) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

        (3) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6, 1996, are
                 incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

        (4) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

        (5) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

        (6) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997.

        (7) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

        (8) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

        (9) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

        (10) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

        (11) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999.

        (12) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

        (13) Articles Supplementary, dated August 17, 1999 are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

        (14) Articles Supplementary, dated November 15, 1999, are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

        (15) Articles Supplementary, dated January 24, 2000, are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

        (16) Articles Supplementary, dated March 1, 2000, are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

        (17) Articles Supplementary, dated April 20, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

        (18) Articles Supplementary, dated May 18, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

        (19) Articles Supplementary, dated June 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 16, 2000.

        (20) Articles Supplementary, dated August 25, 2000, are incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

        (21) Articles Supplementary, dated September 21, 2000, are incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

        (22) Articles Supplementary, dated November 20, 2000, are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 2000.

        (23) Articles Supplementary, dated February 25, 2001, are incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

        (24) Articles Supplementary, dated October 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 3, 2001.

        (25) Articles Supplementary, dated November 27, 2001, are incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 3, 2001.

        (26) Articles Supplementary, dated May 13, 2002, are incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

        (27) Articles Supplementary, dated February 3, 2003, are incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

        (28) Articles Supplementary, dated April 16, 2003, are incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

        (29) Articles Supplementary, dated May 16, 2003, are incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

        (30) Articles Supplementary, dated June 23, 2003, are incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.


        (31) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b)     Amended and Restated By-Laws, dated June 13, 2003, are filed herein.


(c)     Not Applicable.

(d) Combined Investment Advisory Agreement, dated June 13, 2003, among Registrant, The Munder Framlington Funds Trust, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.


(e)     (1) Form of Combined Distribution Agreement among Registrant, The Munder
            Framlington Funds Trust, Munder Series Trust and Funds Distributor, Inc. is filed herein.

        (2) Form of Amendment #1 to Combined Distribution Agreement among Registrant, The Munder Framlington Funds Trust, Munder Series Trust and Funds Distributor, Inc. is filed herein.


(f)     Not Applicable.

(g)     (1) Master Custodian Agreement, dated September 26, 2001, among
            Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

        (2) Amendment No. 1 to Master Custodian Agreement among Registrant, The Munder Framlington Funds Trust, The Munder Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

        (3) Amendment No. 2 to Master Custodian Agreement among Registrant, The Munder Framlington Funds Trust, The Munder Funds Trust, St. Clair Funds, Inc., Munder Series Trust and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.


        (4) Amendment No. 3 to Master Custodian Agreement among Registrant, The Munder Framlington Funds Trust, Munder Series Trust and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed with the Commission on August 25, 2003.


(h)     (1) Combined Administration Agreement, dated June 13, 2003, among
            Registrant, The Munder Framlington Funds Trust, Munder Series Trust, Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.


        (2) Combined Amended and Restated Transfer Agency and Registrar Agreement, dated June 13, 2003, among Registrant, The Munder Framlington Funds Trust, Munder Series Trust, Munder @Vantage Fund and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed with the Commission on August 25, 2003.

        (3) Amendment to the Combined Amended and Restated Transfer Agency and Registrar Agreement, dated July 23, 2003, among Registrant, The Munder Framlington Funds Trust, Munder Series Trust, Munder @Vantage Fund and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed with the Commission on August 25, 2003.


(i)     (1) Opinion and Consent of Counsel is incorporated by reference to the
            Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000309.

        (2) Opinion and Consent of Counsel with respect to the Munder MidCap Select Fund is incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

        (3) Opinion and Consent of Counsel with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

        (4) Opinion and Consent of Counsel with respect to the Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

        (5) Opinion and Consent of Counsel with respect to the Munder Power Plus Fund is incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

(j)     (1) Powers of Attorney are incorporated herein by reference to
            Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

        (2) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

(k)     Not Applicable.

(l) Initial Capital Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.


(m) Combined Distribution and Service Plan, dated August 12, 2003, is incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed with the Commission on August 25, 2003.

(n) Amended and Restated Multi-Class Plan, dated August 12, 2003, is incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed with the Commission on August 25, 2003.


(p)     (1) Code of Ethics of Registrant, The Munder Funds and Munder Capital
            Management is incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

Item 24.    Persons Controlled by or under Common Control with Registrant.

Not Applicable.

Item 25.    Indemnification

Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of Investment Advisor and Sub-Advisor

(a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

Name                             Position with Advisor
Munder Group L.L.C.              Partner
WAM Holdings, Inc.               Partner
WAM Holdings II, Inc.            Partner
Enrique Chang                    President and Chief Investment Officer
Paul T. Cook                     Director, Technology Investing

Sharon E. Fayolle                Vice President and Director of Cash Management
Peter K. Hoglund                 Chief Administrative Officer
Todd B. Johnson                  Chief Executive Officer of World Asset
                                 Management, a division of Munder Capital
                                 Management
Anne K. Kennedy                  Vice President and Director of Portfolio
                                 Management
Beth Obear                       Director of Human Resources
Peter G. Root                    Vice President and Chief Investment Officer,
                                 Fixed Income
James C. Robinson                Chairman and Chief Executive Officer
Stephen J. Shenkenberg           Executive Vice President, General Counsel,
                                 Chief Compliance Officer and Secretary

For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

Framlington Overseas Investment Management Limited

Name                                    Position with Sub-Advisor
Warren J. Colman                        Director
Gary C. Fitzgerald                      Director
Jean-Luc Schilling                      Director
Michael A. Vogel                        Director
Robert Jenkins                          Portfolio Manager

For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27.    Principal Underwriters

(a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

            GMO Trust
            LaSalle Partners Funds, Inc.
            LMCG Funds
            Merrimac Series
            The Montgomery Funds I
            The Montgomery Funds II
            Munder Series Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            The Saratoga Advantage Trust
            Skyline Funds
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            UAM Funds, Inc.
            UAM Funds, Inc. II
            UAM Funds Trust

(b)

    Name and Principal        Position and Offices with                Position and Offices
    Business Address*         Funds Distributor, Inc.                  with Registrant
    -----------------         -----------------------                  ---------------
    Lynn J. Mangum            Director                                 None
    William J. Tomko          President                                None
    Kevin J. Dell             Secretary                                None
    Edward S. Forman          Assistant Secretary                      None
    Dennis R. Sheehan         Director/Treasurer                       None
    Andrew C. Corbin          Director/Treasurer                       None
    Donald W. Blodgett, Jr.   Financial Operations Officer             None
    Charles L. Booth          Vice President/Assistant Compliance      None
                              Officer
    Richard F. Froio          Chief Compliance Officer/Executive       None
                              Representative Supervising Principal

*3435 Stelzer Road, Columbus, OH 43219

(c) Not Applicable.

Item 28.    Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor and administrator);

(2) PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

(3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as custodian and sub-administrator); and

(4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor and sub-administrator).

Item 29.    Management Services

None.

Item 30.    Undertakings

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 61 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 27th day of August, 2003.


THE MUNDER FUNDS, INC.

By:   /s/ James C. Robinson
      ---------------------------
      James C. Robinson, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.


Signatures                                               Title                              Date
----------                                               -----                              ----
*/s/ David J. Brophy                                   Director                        August 27, 2003
 -----------------------------------
David J. Brophy

*/s/ Joseph E. Champagne                               Director                        August 27, 2003
 --------------------------
Joseph E. Champagne

*/s/ Thomas D. Eckert                                  Director                        August 27, 2003
 -----------------------------------
Thomas D. Eckert

*/s/ Charles W. Elliott                                Director                        August 27, 2003
 -----------------------------------
Charles W. Elliott

                                                       Director                        August 27, 2003
---------------------------
John Engler

*/s/ Michael T. Monahan                                Director                        August 27, 2003
 -----------------------------------
Michael T. Monahan

*/s/ Arthur T. Porter                                  Director                        August 27, 2003
------------------------------------
Arthur T. Porter

*/s/ John Rakolta, Jr.                                 Director                        August 27, 2003
 -----------------------------------
John Rakolta, Jr.

/s/ James C. Robinson                                  President                       August 27, 2003
------------------------------------
James C. Robinson                            (Principal Executive Officer)

/s/ Peter K. Hoglund                                Vice President                     August 27, 2003
------------------------------------
Peter K. Hoglund                             (Principal Financial Officer)

/s/ Cherie N. Ugorowski                                Treasurer                       August 27, 2003
------------------------------------
Cherie N. Ugorowski                         (Principal Accounting Officer)


* By:   /s/ Stephen J. Shenkenberg
        --------------------------
        Stephen J. Shenkenberg
        as Attorney-in-Fact

                                  Exhibit Index

Exhibit

99(b)            By-Laws
99(e)(1)         Form of Combined Distribution Agreement
99(e)(2)         Form of Amendment #1 to Combined Distribution Agreement